As filed with the Securities and Exchange Commission on
                               April 30    , 1998

                                      Registration No. 33-17486
                                                       811-5346
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               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ----------------

                            FORM N-1A

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     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X
/
                                                             ----

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                   Pre-Effective Amendment No.               /
/
                                                             ----

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             Post-Effective Amendment No.    17              / X
/
                               and                           ----

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       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X
/
                           ACT OF 1940                       ----

----
                     Amendment No.    18                     / X
/
                (Check appropriate box or boxes)             ----

                         ---------------
                      PUTNAM VARIABLE TRUST
       (Exact name of registrant as specified in charter)

       One Post Office Square, Boston, Massachusetts 02109
            (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000
                      --------------------

     It is proposed that this filing will become effective
                     (check appropriate box)

 ----
/   /    immediately upon filing pursuant to paragraph (b)
----
 ----
/    X     /     on    April 30, 1998     pursuant to paragraph
(b)
----
 ----
/   /    60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /    on (date) pursuant to paragraph (a)(1)
----
 ----
/          /                        75 days after filing pursuant
to paragraph (a)(2)
----
 ----
/   /    on (date) pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate, check the following box:

 ----
/   /    this post-effective amendment designates a new
----     effective date for a previously filed post-effective
         amendment.
                                 -----------

                       JOHN R. VERANI, Vice President
                            PUTNAM VARIABLE TRUST
                           One Post Office Square
                         Boston, Massachusetts 02109
                   (Name and address of agent for service)
                               ---------------
                                  Copy to:
                         JOHN W. GERSTMAYR, Esquire
                                ROPES & GRAY
                           One International Place
                         Boston, Massachusetts 02110
                             -------------------

                           PUTNAM VARIABLE TRUST

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                           Location

1.       Cover Page . . . . . . . . . . Cover page

2.       Synopsis . . . . . . . . . . . Omitted

3.       Condensed Financial Information .   Financial
highlights;
                                             How
performance is shown

4.       General Description of Registrant . The Trust;
Investment
                                        objectives and policies;
                                        Common investment
                                        policies and techniques;
                                        Organization and history

5.       Management of the Fund. . . . . .   How the Trust is
                                             managed;
Organization
                                             and history; About
                                             Putnam Investments,
Inc.

5A.      Management's Discussion. . . .(Contained in the annual
         of Fund Performance            report of the
                                        Registrant)

6.       Capital Stock and Other
         Securities . . . . . . . . . . Cover page; Sales and
                                        redemptions; How a fund
                                        values its shares; How
                                        each Fund makes
                                        distributions to
                                        shareholders; tax
                                        information;
                                        Organization and history

7.       Purchase of Securities Being
         Offered. . . . . . . . . . . . The Trust; Sales and
                                        redemptions; How a Fund
                                        values its shares;
                                        Organization and history

8.       Redemption or Repurchase . . . Cover page; Sales and
                                        redemptions; How a Fund
                                        values its shares;
                                        Organization and history

9.       Pending Legal Proceedings. . . Not applicable
Part B

N-1A Item No.                           Location

10.      Cover Page . . . . . . . . . . Cover page

11.      Table of Contents. . . . . . . Cover page

12. General Information and History . . Organization and history
                                        (Part A)

13.      Investment Objectives and
         Policies . . . . . . . . . . . Investment objectives
                                        and policies; Investment
                                        restrictions; Portfolio
                                        turnover

14.      Management of the Registrant . Management

15.      Control Persons and Principal. Management
         Holders of Securities

16.      Investment Advisory and Other. Management; Custodian;
         Services                       Independent accountants
                                        and financial statements

17.      Brokerage Allocation . . . . . Management

18.      Capital Stock and Other
         Securities . . . . . . . . . . Management;
                                        Determination of net
                                        asset value; Suspension
                                        of redemptions;
                                        Shareholder liability

19.      Purchase, Redemption and Pricing of
         Securities Being Offered . . . . .  Sales and
redemptions
                                             (Part A);
Management;
                                             Determination of net
                                             asset value;
Suspension
                                             of redemptions

20.      Tax Status . . . . . . . . . . How each Fund makes
                                        distributions to
                                        shareholders; tax
                                        information (Part A);
                                        Taxes

21.      Underwriter. . . . . . . . . . Management

22.      Calculation of Performance Data .   How performance is
shown
                                             (Part A); Investment
                                             performance of the
Trust
                                            (Standard performance
                                             measures)

23.      Financial Statements . . . . . . .  Independent
accountants
                                             and       financial
statements

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.


PUTNAM VARIABLE TRUST
   Class IA Shares
PROSPECTUS - APRIL 30, 1998

Putnam Variable Trust (the "Trust") offers shares of beneficial interest in separate investment portfolios (collectively, the "funds") for purchase by separate accounts of various insurance companies. The funds, which have different investment objectives and policies, offered by this prospectus are: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. Shares of each fund are currently divided into two classes:
   class     IA shares, offered hereby, and class IB shares,
offered pursuant to another prospectus.

An investment in Putnam VT Money Market Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Putnam VT High Yield Fund invests primarily in, and Putnam VT Diversified Income Fund may invest significantly in, lower-rated bonds, commonly known as "junk bonds." These investments are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in either fund.

This prospectus explains concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this prospectus. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the April 30, 1998, statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI, call Putnam Investor Services at 1-800-521-0538. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUNDS ARE PRESENTLY AVAILABLE AND ARE BEING
MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE
ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE POLICY SEPARATE
ACCOUNTS OF VARIOUS INSURANCE COMPANIES.

ABOUT THE TRUST

Financial highlights
 .................................................................
Study this table to see, among other things, how the funds have performed each year since their inception.

The Trust
 .................................................................
This section explains the Trust's relationship to various variable annuity and variable life insurance products and advises prospective investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance product.

Investment objectives and policies of the funds
 .................................................................
Each of the funds is managed according to its own specific investment objective or objectives and identifies risks associated with a fund's investment policies. Read this section to make sure a fund's objectives are consistent with your own.

Common investment policies and techniques
 .................................................................
Certain investment policies and techniques apply to two or more of the funds. This section defines, describes, and explains these policies and techniques.

How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the Trust is managed
 .................................................................
Consult this section for information about the Trust's management, allocation of its expenses, and how it purchases and sells securities.

Organization and history
 .................................................................
In this section, you will learn when the Trust was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Sales and redemptions
 .................................................................
This section describes the terms under which shares may be purchased and redeemed by insurance company separate accounts.

How a fund values its shares
 .................................................................
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
 .................................................................
This section describes how fund dividends are paid to various insurance separate accounts. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

Financial information
 .................................................................
This section informs you that each year you will receive semiannual and annual reports of the Trust.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings

About the Trust

FINANCIAL HIGHLIGHTS

The following    table     present per share financial
information for    Class IA Shares    .  This information has
been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the Trust's annual report to shareholders for the 1997 fiscal year are incorporated by reference into this prospectus. The Trust's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial information for Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT Investors Fund and Putnam VT OTC & Emerging Growth Fund is not included because these funds had not commenced operations as of December 31, 1997.

Financial Highlights

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments
Putnam VT Asia
 Pacific Growth Fund
December 31, 1997    $11.01        $.07        $(1.66)
$(1.59)      $(.22)        $-            $-        $-
December 31, 1996     10.23         .05           .88
 .93        (.15)         -  -                    -
December 31, 1995**   10.00         .06(a)(b)     .17
 .23        -             -             -        -
Putnam VT Diversified
 Income Fund
December 31, 1997    $11.27        $.82(a)      $(.05)
$.77       $(.63)        $-        $(.10)      $-
December 31, 1996     11.03         .80(a)        .11
 .91        (.67)         -         -             -
December 31, 1995      9.74         .71          1.09
1.80        (.51)         -             -        -
December 31, 1994     10.23         .61         (1.04)
(.43)       (.06)         -             -        -
December 31, 1993***  10.00         .06           .17
 .23        -             -             -       -
Putnam VT Global Asset
 Allocation Fund
December 31, 1997    $17.25        $.50         $2.63
$3.13       $(.60)        $-       $(1.02)       -
December 31, 1996     16.15         .43          1.94
2.37        (.44)         -     (.83)             -
December 31, 1995     13.19         .47          2.74
3.21        (.25)         -             -        -
December 31, 1994     14.29         .35          (.71)
(.36)       (.29)     -             (.43)
   $    (.02)
December 31, 1993     12.92         .30          1.87
2.17        (.55)     -             (.25)         -
December 31, 1992     12.77         .35           .41
 .76        (.42)     -             (.19)         -
December 31, 1991     11.28         .45          1.64
2.09        (.54)     -             (.06)         -
December 31, 1990     11.26         .54          (.52)
 .02        -             -             -       -
December 31, 1989     10.68         .56          1.10
1.66        (.88)     -             (.15)         -
December 31, 1988**** 10.00         .53(a)        .15
 .68        -             -             -       -

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments

Putnam VT Global
 Growth Fund
December 31, 1997    $16.88        $.13         $2.18
$2.31       $(.41)        $-        $(.44)      -
December 31, 1996     15.18         .17          2.35
2.52        (.25)         -     (.57)              -
December 31, 1995     13.48         .20          1.85
2.05        (.11)     -             (.24)          -
December 31, 1994     13.68         .13          (.26)
(.13)       (.05)     -             (.02)          -
December 31, 1993     10.48         .08          3.28
3.36        (.16)         -             -      -
December 31, 1992     10.61         .10          (.14)
(.04)       (.09)         -             -      -
December 31, 1991      9.32         .11          1.28
1.39        (.10)         -             -      -
December 31, 1990*****10.00         .11          (.79)
(.68)       -             -             -      -

Putnam VT Growth and
 Income Fund
December 31, 1997    $24.56        $.48         $5.07
$5.55       $(.52)        $-       $(1.27)      -
December 31, 1996     21.47         .65(a)       3.84
4.49        (.51)         -     (.89)              -
December 31, 1995     16.44         .53          5.31
5.84        (.51)     -             (.30)          -
December 31, 1994     17.38         .50          (.48)
 .02        (.38)     -             (.58)          -
December 31, 1993     15.93         .38          1.83
2.21        (.39)     -             (.37)          -
December 31, 1992     15.33         .39          1.04
1.43        (.42)     -             (.41)          -
December 31, 1991     13.51         .43          2.09
2.52        (.53)     -             (.17)          -
December 31, 1990     13.41         .55          (.29)
 .26        (.05)     -             (.11)          -
December 31, 1989     12.00         .45          2.04
2.49        (.60)     -             (.48)          -
December 31, 1988**** 10.00         .42(a)       1.58
2.00        -             -             -      -

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments

Putnam VT High
 Yield Fund
December 31, 1997    $12.96       $1.06          $.65
$1.71       $(.94)        $-        $(.11)      -
December 31, 1996     12.37        1.18(a)        .32
1.50        (.91)         -         -              -
December 31, 1995     11.46         .91          1.05
1.96       (1.05)         -             -      -
December 31, 1994     12.53        1.05         (1.17)
(.12)       (.79)     -             (.14)      (.02)
December 31, 1993     11.17         .73          1.37
2.10        (.74)         -             -      -
December 31, 1992     10.12        1.26           .59
1.85        (.80)         -             -      -
December 31, 1991      7.91         .85          2.47
3.32       (1.11)         -             -      -
December 31, 1990      9.15        1.30         (2.20)
(.90)       (.34)         -             -      -
December 31, 1989     10.76        1.12         (1.37)
(.25)      (1.36)         -             -      -
December 31, 1988**** 10.00        1.04(a)(b)    (.28)
 .76        -             -             -      -

Putnam VT International
 Growth Fund
December 31, 1997*******         $10.00          $.05(b)
$1.56       $1.61         $(.05)    $(.02)     $(.04)$(.06)

Putnam VT International
 Growth and Income Fund
December 31, 1997******          $10.00          $.07
$1.87       $1.94         $(.08)    $(.05)     $(.28)-

Putnam VT International
 New Opportunities Fund
December 31, 1997*******         $10.00          $.01(b)
$(.02)      $(.01)        $(.01)    $(.02)          -     -

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments

Putnam VT Money
 Market Fund
December 31, 1997     $1.00        $.0509        -
$.0509     $(.0509)                     -      -
December 31, 1996      1.00         .0497        -
 .0497      (.0497)                 -              -
December 31, 1995      1.00         .0533        -
 .0533      (.0533)                     -          -
December 31, 1994      1.00         .0377        -
 .0377      (.0377)                     -          -
December 31, 1993      1.00         .0276        -
 .0276      (.0276)                     -          -
December 31, 1992      1.00         .0352        -
 .0352      (.0352)                     -          -
December 31, 1991      1.00         .0575         .0001
 .0576      (.0575)               (.0001)          -
December 31, 1990      1.00         .0770        -
 .0770      (.0770)                     -          -
December 31, 1989      1.00         .0859        -
 .0859      (.0859)                     -          -
December 31, 1988****  1.00         .0575        -
 .0575      (.0575)                     -          -

Putnam VT New
 Opportunities Fund
December 31, 1997    $17.22    $-(f)            $4.01
$4.01        -             -         -
December 31, 1996     15.63        (.01)         1.60
1.59        -         -                 -
December 31, 1995     10.82        -             4.84
4.84        -         (.02)             -
December 31, 1994******           10.00       -(b)
 .82         .82          -             -          -

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments

Putnam VT New Value
 Fund
December 31,
     1997*******     $10.00        $.18(a)      $1.58
$1.76      $ -            $-           $ -    $ -

Putnam VT U.S. Government
 and High Quality Bond Fund
December 31, 1997    $13.24        $.88          $.19
$1.06       $(.85)        $-             -      -
December 31, 1996     13.74         .81          (.52)
 .29        (.82)         -         -              -
December 31, 1995     12.22         .81          1.56
2.37        (.85)         -             -      -
December 31, 1994     13.53         .81         (1.24)
(.43)       (.66)     -             (.22)          -
December 31, 1993     12.85         .63           .78
1.41        (.61)     -             (.12)          -
December 31, 1992     12.57         .60           .28
 .88        (.54)     -             (.06)          -
December 31, 1991     11.36         .56          1.31
1.87        (.66)         -             -      -
December 31, 1990     10.82         .71           .08
 .79        (.22)     -             (.03)          -
December 31, 1989     10.28         .62           .78
1.40        (.79)     -             (.07)          -
December 31, 1988**** 10.00         .66(a)       (.38)
 .28        -             -             -      -

Putnam VT Utilities
 Growth and Income Fund

December 31, 1997    $14.80        $.53         $3.11
$3.64       $(.55)        $-        $(.75)      -
December 31, 1996     13.28         .54          1.49
2.03        (.51)         -         -              -
December 31, 1995     10.68         .53          2.65
3.18        (.58)         -             -      -
December 31, 1994     12.00         .60         (1.44)
(.84)       (.35)     -             (.12)          -
December 31, 1993     10.71         .30          1.13
1.43        (.12)     -             (.02)          -
December 31, 1992*******          10.00           .15(b)
 .56         .71          -             -          --

                Investment Operations
     Less Distributions:
                                                 Net
                                  From
                  Net Asset                 Realized and
   Total      From      In Excess     Net      In Excess of
                     Value,        Net       Unrealized
from         Net   of     Net  Realized  Net Realized
Period             Beginning    Investment Gain (Loss)
on   Investment    InvestmentInvestment    Gain on     Gain on
   ended            of Period    Income      Investments
operations    Income      Income     Investments Investments


Putnam VT Vista
 Fund
December 31,
     1997********    $10.00  $ - (f)            $2.32
$2.32  $ - (f)            $-           $--    $--

Putnam VT Voyager Fund
December 31, 1997    $32.53        $.10         $8.01
$8.11       $(.07)        $-       $(1.49)      -
December 31, 1996     30.50         .09          3.75
3.84        (.13)         -    (1.68)              -
December 31, 1995     22.20         .10          8.76
8.86        (.07)     -             (.49)          -
December 31, 1994     22.41         .07           .14
 .21        (.05)     -             (.37)          -
December 31, 1993     19.21         .04          3.50
3.54        (.07)     -             (.27)          -
December 31, 1992     17.94         .07          1.72
1.79        (.08)     -             (.44)          -
December 31, 1991     12.58         .11(a)       5.61
5.72        (.12)     -             (.24)          -
December 31, 1990     13.00         .18          (.45)
(.27)       (.06)     -             (.09)          -
December 31, 1989     10.30         .12          3.20
3.32        (.16)     -             (.46)          -
December 31, 1988**** 10.00         .13(a)        .17
 .30        -             -             -          -


Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)

Putnam VT Asia
 Pacific Growth Fund
December 31, 1997            $-          $(.22)       $9.20
(14.66)      $112,902         1.07          .70
December 31, 1996             -           (.15)       11.01
9.10        130,548         1.23          .84
December 31, 1995**           -           -           10.23
2.30*        25,045          .81(b)*      .72(b)*

Putnam VT Diversified
 Income Fund
December 31, 1997            $-          $(.73)      $11.31
$7.38       $608,148         $.80         7.43
December 31, 1996             -           (.67)       11.27
8.81        494,811          .83         7.45
December 31, 1995             -           (.51)       11.03
19.13        303,721          .85         7.85
December 31, 1994             -           (.06)        9.74
(4.23)       215,935          .80         7.60
December 31, 1993***          -           -           10.23
2.30*        80,449          .28*        1.45*

Putnam VT Global Asset
 Allocation Fund
December 31, 1997            $-         $(1.62)      $18.76
$19.67       $956,532         $.77         3.01
December 31, 1996             -         $(1.27)
17.25             15.62             747,734     .83 3.08
December 31, 1995             -           (.25)       16.15
24.71        535,666          .84         3.31
December 31, 1994             -           (.74)       13.19
(2.50)       414,223          .76         3.19
December 31, 1993             -           (.80)       14.29
17.48        297,307          .72         3.28
December 31, 1992             -           (.61)       12.92
6.29        134,667          .79         3.84
December 31, 1991             -           (.60)       12.77
19.02         82,071          .87         4.55
December 31, 1990             -           -           11.28
 .18         51,792          .88         5.31
December 31, 1989         (.05)          (1.08)       11.26
16.08         40,200          .88         6.16
December 31, 1988****         -           -           10.68
6.76*        26,202         1.17*        5.55*

Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)

Putnam VT Global Growth
 Fund
December 31, 1997              $-        $(.85)      $18.34
$14.33     $1,611,503           .75        .77
December 31, 1996                -        (.82)      $16.88
17.20                 1,344,887              .76     1.25
December 31, 1995             -           (.35)       15.18
15.67        831,593           .75         1.49
December 31, 1994             -           (.07)       13.48
(.96)       669,821           .77         1.21
December 31, 1993             -           (.16)       13.68
32.40        352,786           .75         1.38
December 31, 1992             -           (.09)       10.48
(.36)        86,854           .85         1.82
December 31, 1991             -           (.10)       10.61
15.01         40,183           .99         2.01
December 31, 1990*****        -           -            9.32
(6.80)*       13,203           .99*        2.35*

Putnam VT Growth and
 Income Fund
December 31, 1997              $-       $(1.79)      $28.32
$24.15     $8,337,334          $.51       2.08
December 31, 1996              -         (1.40)       24.56
21.92                 5,679,100              .54     2.90
December 31, 1995             -           (.81)       21.47
36.71      3,312,306           .57         3.34
December 31, 1994             -           (.96)       16.44
 .35      1,907,380           .62         3.64
December 31, 1993             -           (.76)       17.38
14.27      1,407,382           .64         3.49
December 31, 1992             -           (.83)       15.93
9.75        641,508           .69         3.79
December 31, 1991             -           (.70)       15.33
19.05        325,861           .72         4.37
December 31, 1990             -           (.16)       13.51
1.96        155,942           .75         5.02
December 31, 1989             -          (1.08)       13.41
21.30        100,335           .74         5.73
December 31, 1988***          -           -           12.00
19.89*        26,205           .92*        4.08*

Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)

Putnam High Yield
 Fund
December 31, 1997              $-       $(1.05)      $13.62
$14.32     $1,025,298          $.72
December 31, 1996              -          (.91)       12.96
12.81        769,918           .76          9.57
December 31, 1995             -          (1.05)       12.37
18.32        498,467           .79          9.42
December 31, 1994             -           (.95)       11.46
(.94)       327,119           .74          9.79
December 31, 1993             -           (.74)       12.53
19.57        291,737           .67          9.88
December 31, 1992             -           (.80)       11.17
18.98        118,804           .71         11.53
December 31, 1991             -          (1.11)       10.12
44.83         42,823           .92         12.64
December 31, 1990             -           (.34)        7.91
(9.98)        18,915           .93         13.81
December 31, 1989             -          (1.36)        9.15
(2.65)        27,511           .84         12.59
December 31, 1988****         -           -           10.76
7.56*        19,506           .94(b)*     10.99(b)*

Putnam VT International
 Growth Fund
December 31, 1997********    $(.01)      $(.18)      $11.43
$16.13       $150,884          1.20(b)        .79(b)
Putnam VT International
 Growth and Income Fund
December 31, 1997********      $-        $(.41)      $11.53
19.43       $206,598          1.12          1.11

Putnam VT International New
 Opportunities Fund
December 31, 1997********      $-        $(.03)       $9.96
(.10)      $107,000          1.60(b)        .09(b)

Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)


Putnam VT Money Market Fund
December 31, 1997              $-      $(.0509)       $1.00
5.22        $405,577          .54        5.10
December 31, 1996              -      (.0497)         1.00
5.08        $437,132          .53          4.93
December 31, 1995             -         (.0533)       1.00
5.46         263,213          .57          5.43
December 31, 1994             -         (.0377)       1.00
3.82         244,064          .55          3.90
December 31, 1993             -        (.0276)        1.00
2.79         129,329          .42          2.77
December 31, 1992             -         (.0352)       1.00
3.57         105,694          .48          3.49
December 31, 1991             -         (.0576)       1.00
5.92         78,568           .50          5.74
December 31, 1990             -         (.0770)       1.00
7.98         77,892           .53          7.67
December 31, 1989             -         (.0859)       1.00
8.88          24,975          .63          8.62
December 31, 1988****         -         (.0575)       1.00
5.84*         14,001         .71*          6.70*

Putnam VT New Opportunities Fund
December 31, 1997              $-         $-         $21.23
23.29      $2,590,244         .63          (.01)
December 31, 1996             -      -                17.22
10.17      $1,674,197         .72          (.13)
December 31, 1995           (.01)        (.03)        15.63
44.87        515,109          .84          (.03)
December 31, 1994******       -            -          10.82
8.20*        68,592         .47(b)*       .03(b)*

Putnam VT New Value Fund
December 31, 1997********      $-       $(.85)       $13.42
8.64        $789,540          .69        6.58

Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)
Putnam VT U.S. Government and
 High Quality Bond Fund
December 31, 1997              $-       $(1.30)      $17.14
27.10       $822,257          .74        3.63
December 31, 1996              -       (.82)          13.21
2.42             778,924      .69          6.48
December 31, 1995             -          (.85)        13.74
20.44        747,024          .70          6.22
December 31, 1994             -          (.88)        12.22
(3.23)        640,458          .67          6.24
December 31, 1993             -          (.73)        13.53
11.28        735,386          .64          6.16
December 31, 1992             -          (.60)        12.85
7.49         435,906          .70          6.98
December 31, 1991             -          (.66)        12.57
17.28        229,306          .74          7.57
December 31, 1990             -          (.25)        11.36
7.51         98,549           .76          8.24
December 31, 1989             -          (.86)        10.82
14.06         61,765          .76          8.32
December 31, 1988****         -            -          10.28
2.78*         28,406         .87*          7.04*

Putnam VT Utilities
 Growth and Income Fund
December 31, 1997              $-       $(1.30)      $17.14
27.10       $822,257        .74
December 31, 1996              -       (.51)          14.80
15.80            657,429      .73          4.22
December 31, 1995             -          (.58)        13.28
31.08        530,461          .68          4.72
December 31, 1994             -          (.48)        10.68
(7.02)        384,169          .68          5.23
December 31, 1993             -          (.14)        12.00
13.42        443,281          .69          5.02
December 31, 1992*******      -            -          10.71
7.10*        83,522         .64(b)*      3.43(b)*

   Putnam Vista Fund********$-(f)         $-         $12.32
23.31       $170,660        .87

Putnam VT Voyager Fund
December 31, 1997              $-       $(1.56)      $39.08
26.51      $4,538,535         .59         .30
December 31, 1996              -      (1.81)          32.53
12.97      $3,281,490         .63           .36
December 31, 1995             -          (.56)        30.50
40.67       2,000,232         .68           .49
December 31, 1994             -          (.42)        22.20
1.04        1,026,972         .71           .40
December 31, 1993             -          (.34)        22.41
18.70        675,198          .66           .33
December 31, 1992             -          (.52)        19.21
10.36        317,225          .75           .56
December 31, 1991             -          (.36)        17.94
46.09        156,741          .81           .78
December 31, 1990             -          (.15)        12.58
(2.03)        48,414           .88          1.58
December 31, 1989             -          (.62)        13.00
32.38         39,998          .82          1.93
December 31, 1988****         -            -          10.30
2.98*         7,981          1.35*         1.44*
/TABLE

                                        Average
                          Portfolio   Commission
                        Turnover (%) Rate Paid(e)


Putnam VT Asia
 Pacific Growth Fund
December 31, 1997            102.92   $.0144
December 31, 1996           66.10           .0197
December 31, 1995**         67.72*

Putnam VT Diversified
 Income Fund
December 31, 1997          282.56
December 31, 1996          235.53
December 31, 1995          297.17
December 31, 1994          165.17
December 31, 1993***        40.83*

Putnam VT Global Asset
 Allocation Fund
December 31, 1997            181.05   $.0295
December 31, 1996          165.03           .0475
December 31, 1995          150.88
December 31, 1994          150.21
December 31, 1993          192.48
December 31, 1992          141.87
December 31, 1991           77.31
December 31, 1990           52.97
December 31, 1989           95.97
December 31, 1988****      183.11*

Putnam VT Global Growth
 Fund
December 31, 1997            158.37   $.0245
December 31, 1996           79.18           .0318
December 31, 1995           82.53
December 31, 1994           41.55
December 31, 1993           47.00
December 31, 1992           59.68
December 31, 1991           48.67
December 31, 1990*****      18.07*

                                        Average
                          Portfolio   Commission
                        Turnover (%) Rate Paid(e)


Putnam VT Growth and
 Income Fund
December 31, 1997            64.96    $.0497
December 31, 1996           39.57           .0517
December 31, 1995           50.87
December 31, 1994           46.43
December 31, 1993           62.63
December 31, 1992           39.58
December 31, 1991           37.94
December 31, 1990           49.39
December 31, 1989           73.40
December 31, 1988***        37.94*

Putnam High Yield
 Fund
December 31, 1997          84.61
December 31, 1996           62.72
December 31, 1995           69.78
December 31, 1994           62.09
December 31, 1993           85.59
December 31, 1992           84.24
December 31, 1991          104.62
December 31, 1990           86.05
December 31, 1989           65.44
December 31, 1988****       64.25*

Putnam VT International
 Growth Fund
December 31, 1997********    75.18    $.0352

Putnam VT International
 Growth and Income Fund
December 31, 1997********    53.20    $.0330

Putnam VT International New
 Opportunities Fund
December 31, 1997********    131.89   $.0207

                                        Average
                          Portfolio   Commission
                        Turnover (%) Rate Paid(e)


Putnam VT Money Market Fund
December 31, 1997            --
December 31, 1996            --
December 31, 1995            --
December 31, 1994            --
December 31, 1993            --
December 31, 1992            --
December 31, 1991            --
December 31, 1990            --
December 31, 1989            --
December 31, 1988****        --

Putnam VT New Opportunities Fund
December 31, 1997            71.78    $.0472
December 31, 1996           57.94           .0488
December 31, 1995           30.87
December 31, 1994******     32.77*

Putnam VT New Value Fund
December 31, 1997********   64.15

Putnam VT U.S. Government and
 High Quality Bond Fund
December 31, 1997          194.29
December 31, 1996          142.49
December 31, 1995          149.18
December 31, 1994          118.34
December 31, 1993           94.01
December 31, 1992           45.82
December 31, 1991           59.29
December 31, 1990           37.70
December 31, 1989           27.81
December 31, 1988****       41.41*

Putnam VT Utilities
 Growth and Income Fund
December 31, 1997            42.46    $.0452
December 31, 1996           61.94           .0475
December 31, 1995           60.33
December 31, 1994           84.88
December 31, 1993           50.79
December 31, 1992*******    19.29*

                                        Average
                          Portfolio   Commission
                        Turnover (%) Rate Paid(e)


   Putnam Vista Fund
December 31, 1997********   74.43     $.0381

Putnam VT Voyager Fund
December 31, 1997            82.00    $.0524
December 31, 1996          63.87         .0544
December 31, 1995           57.51
December 31, 1994           62.44
December 31, 1993           55.85
December 31, 1992           48.17
December 31, 1991           55.04
December 31, 1990           93.65
December 31, 1989           91.82
December 31, 1988****      103.99*

       *     Not annualized.
**      For the period May 1, 1995 (commencement of operations)
to
        December 31, 1995.
*** For the period September 15, 1993 (commencement of operations) to December 31, 1993.
****    For the period February 1, 1988 (commencement of
operations)
        to December 31, 1988.
*****   For the period May 1, 1990 (commencement of operations)
to
        December 31, 1990.
******  For the period May 2, 1994 (commencement of operations)
to
        December 31, 1994.
******* For the period May 4, 1992 (commencement of operations)
to
        December 31, 1992.
********     For the period January 2, 1997 (commencement of
operations)
             to December 31, 1997.
(a)     Per share net investment income has been determined on
the
        basis of the weighted average number of shares
outstanding
        during the period.
(b)     Reflects an expense limitation in effect during the
period.
        As a result of such limitation, expenses of Putnam VT
Asia
        Pacific Growth Fund for the period ended December 31,
1995
        reflect a reduction of approximately $0.03 per share, expenses of Putnam VT High Yield Fund for the period ended
        December 31, 1988 reflect a reduction of less than $0.01
per
        share, expenses of Putnam VT New Opportunities Fund for
the
        period ended December 31, 1994 reflect a reduction of approximately $0.02 per share, and expenses of Putnam VT Utilities Growth and Income Fund for the period ended December 31, 1992 reflect a reduction of approximately
$0.01
        per share.
(c)     Total investment return assumes dividend reinvestment
               .
(d) The ratio of expenses to average net assets for the periods ended on or after December 31, 1995 includes amounts paid through expense offset and brokerage service arrangements.
        Prior period ratios exclude these amounts.
(e) Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after
        September 1, 1995.
   (f) Net investment income distributions from net investment income and returns of capital were less than $0.01 per share.

THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account. Shares of the Trust are offered to these separate accounts through
Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each fund of the Trust has its own investment objective or objectives which it pursues through its own investment policies as described below. The particular objectives and policies of the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. For more information about the investment strategies employed by the funds, see
"Common investment policies and techniques." The investment objectives and policies of each fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective or objectives of a fund without shareholder approval. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective or objectives.

Additional portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate any fund or divide any fund into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

Glossary

The following terms are frequently used in this prospectus. Many of these terms are explained in greater detail under "Common investment policies and techniques."

"Putnam Management" --  Putnam Investment Management, Inc., the
Trust's investment manager

"S&P" --  Standard & Poor's

"Moody's" --  Moody's Investors Service, Inc.

"U.S. government securities" -- debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government.
Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by
Ginnie Mae, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other
U.S. government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Fannie
Mae bonds.

"CMOs" --  collateralized mortgage obligations

"Ginnie Mae" --  Government National Mortgage Association

"Fannie Mae" --  Federal National Mortgage Association

"Freddie Mac" --  Federal Home Loan Mortgage Corporation

PUTNAM VT ASIA PACIFIC GROWTH FUND

Putnam VT Asia Pacific Growth Fund's investment objective is to seek capital appreciation. In seeking capital appreciation, the fund will invest primarily in securities of companies located in Asia and in the
Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes they would help achieve the fund's objective. The fund may hold a portion of its assets in cash and high-quality money market instruments.

The fund may invest in securities of issuers located in any country in
Asia or the Pacific Basin where Putnam Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Australia, Hong Kong, India, Indonesia, Japan,
Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand.

It is anticipated that under normal market conditions the fund will
invest at least 85% of its assets in securities of companies located
in Asia and in the Pacific Basin    that     Putnam Management
believes have potential for capital appreciation. The fund will consider an issuer of securities to be located in Asia or in the Pacific Basin if it is organized under the laws of a country in Asia or the Pacific Basin and has a principal office in a country in
Asia
or the Pacific Basin, if it derives 50% or more of its total revenues
from business in Asia or the Pacific Basin, or if its equity securities are traded principally on a securities exchange in Asia or the Pacific Basin.  It is anticipated that under normal
circumstances
the fund will invest at least 65% of its assets in securities of issuers meeting at least one of the first two criteria described in the preceding sentence.  For a discussion of the risks associated with
foreign investing, see "Common investment policies and techniques
--
Foreign investments."

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and relatively less well-known companies. These companies, which typically have equity market capitalizations below $1 billion, may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.
Debt
securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"), and in any event the fund will not invest in debt securities rated at the time of purchase less than Baa by Moody's and BBB by S&P, or unrated securities that
Putnam Management determines are of comparable quality, if as a result more than 5% of the fund's assets would be invested in such securities. Debt securities rated Baa or BBB have speculative characteristics and adverse economic conditions may lead to a weakened capacity to pay interest and repay principal.

For a discussion of the risks associated with investing in lower-rated debt securities, see "Common investment policies and techniques -
Lower-rated and other fixed income securities."

In addition to engaging in the options and futures transactions described under "Common investment policies and techniques
--Futures
and options," the fund may purchase warrants, issued by banks and other financial institutions, whose values are based on the values of one or more stock indices.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets or in other markets outside Asia or the Pacific Basin.
See
"Common investment policies and techniques" below for a discussion of these strategies. The fund may also engage in foreign currency exchange transactions and in transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Asia Pacific Growth Fund will generally be managed in a style similar to that of Putnam Asia Pacific Growth Fund.

PUTNAM VT DIVERSIFIED INCOME FUND

Putnam VT Diversified Income Fund seeks high current income consistent with capital preservation. The fund pursues its investment objective by allocating its investments among the following three sectors of the fixed-income securities markets:

* a U.S. Government and Investment Grade Sector, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;

* a High Yield Sector, consisting of primarily high-yielding, lower-rated, higher-risk U.S. and foreign corporate fixed-income securities;
and

* an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.

Putnam Management believes that diversifying the fund's investments among these sectors, as opposed to investing exclusively in any one sector, will better enable the fund to preserve capital while pursuing its objective of high current income. Historically, the markets for
U.S. government securities, high yielding corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions.
For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High-yield corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvements in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline.
Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. Putnam Management believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.

Putnam Management will determine the amount of assets to be allocated to each of the three market sectors in which the fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Putnam Management will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector, Putnam Management will continuously review this allocation of assets and make such adjustments as it deems appropriate. Because of the importance of sector diversification to the fund's investment policies, Putnam
Management expects that a substantial portion of the fund's assets will normally be invested in each of the three market sectors. The fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are summarized below.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in premium securities, engage in foreign currency exchange transactions, transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

Putnam VT Diversified Income Fund will generally be managed in a style similar to that of Putnam Diversified Income Trust.

U.S. Government and Investment Grade Sector

The fund will invest assets allocated to the U.S. Government and Investment Grade Sector primarily in U.S. government securities. The fund may also purchase other fixed-income securities that are rated at
least BBB or Baa by a nationally recognized securities rating agency
such as S&P or Moody's, or    , if     unrated    , are
determined
by     Putnam Management    to be     of comparable quality.  In
purchasing securities for the U.S. Government and Investment
Grade
Sector, Putnam Management may take full advantage of the entire range of maturities of eligible fixed-income securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the fund will invest at least 20% of its net assets in U.S. government securities, and at least 65% of the assets allocated to the U.S. Government and Investment Grade Sector will be invested in U.S. government securities.

The fund may invest assets allocated to the U.S. Government and Investment Grade Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs and certain stripped mortgage-backed securities, that are issued by private U.S.
issuers. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -
- Mortgage-backed and asset-backed securities."

As noted above, with respect to assets allocated to the U.S. Government and Investment Grade Sector, the fund will only invest in privately issued debt securities that are rated at least BBB or Baa by a nationally recognized securities rating agency such as S&P or Moody's, or in unrated securities that Putnam Management determines are of comparable quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

Risk factors. U.S. government securities are considered among the safest of fixed-income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates.
Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of fund shares. Conversely, during periods of rising interest rates, the value of fund shares will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities, and the fund expects that its portfolio will normally be weighted towards longer maturities. Because of their added safety, the yields available from
U.S. government securities are generally lower than the yields available from comparable corporate debt securities.

While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the fund may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations.

High Yield Sector

The fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. As discussed below, however, under certain circumstances the fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The fund will not necessarily invest in the highest yielding securities available if in Putnam Management's opinion the differences in yield are not sufficient to justify the higher risks involved.

The High Yield Sector may invest in any security which is rated at least Caa or CCC by a nationally recognized securities rating agency, such as Moody's or S&P or in any unrated security that Putnam Management determines is of comparable quality. In addition, the High
Yield Sector may invest up to 5% of its net assets in securities rated below Caa or CCC by each rating agency rating such security, or in unrated securities that Putnam Management determines are of comparable quality. No more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or
CCC by a nationally recognized securities rating agency, or, if unrated, determined by Putnam Management to be of comparable quality.
Securities rated below Caa or CCC are of poor standing and may be in default.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in the Appendix to this prospectus.

The table below shows the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by
S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.



                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------             -------------      ------------------------
"AAA"                  0.04%                           -
"AA"                   -                            -
"A"                 0.06%                           -
"BBB"               0.27%                        0.27%
"BB"                6.09%                        0.25%
"B"                21.86%                        4.86%
"CCC"               2.94%                        0.06%
"CC"                0.34%                           -
"C"                    -                            -
"D"                 0.13%                           -
                   -------                      -------
          Total              31.73%                        5.17%

                   =======                      ==    =====


For a description of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see
"Common investment policies and techniques --Lower-rated and other fixed-income securities."

The fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The fund may also invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

The fund may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risk than investing in developed markets.

International Sector

The fund will invest the assets allocated to the International
Sector
in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:

* debt obligations issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority,
or
   by their agencies or instrumentalities;

*  debt obligations of supranational entities (described below);
and

* debt obligations and other fixed-income securities of foreign and
   U.S. corporate issuers.

When investing in the International Sector, the fund may purchase securities in any rating category without limit, provided that no more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or CCC by a nationally recognized securities rating agency, or, if unrated, determined by
Putnam Management to be of comparable quality. For discussion of the risks of investing in below investment grade securities, see "High
Yield Sector." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Putnam Management will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International
Bank for Reconstruction and Development (the World Bank), the
European
Steel and Coal Community, the Asian Development Bank, and the
Inter-
American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Putnam VT The George Putnam Fund of Boston seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

In seeking its objective, the fund may invest in almost any type of security or negotiable instrument, including cash or money market instruments. The fund's portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The proportion invested in each type of security is not fixed, although ordinarily no more than 75% of the fund's assets consist of common stocks and that portion of the value of convertible securities
attributable to conversion rights. The fund may, however, at times invest more than 75% of its assets in such securities if Putnam Management determines that unusual market or economic conditions make it appropriate to do so. The fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."

The fund may invest in both higher-rated and lower-rated fixed-income securities. See "Common investment policies and techniques --
Lower-
rated and other fixed-income securities.

The fund will invest in securities rated at least B by a
nationally
recognized securities rating agency, such as S&P or
Moody's   ,     or
unrated securities that Putnam Management determines are of comparable quality. The foregoing investment limitation will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency. Securities rated B (and comparable unrated securities) are predominantly speculative and have large uncertainties or major exposures to adverse conditions. Securities rated lower than Baa or
BBB (and comparable unrated securities) are sometimes referred to as
"junk bonds." The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are included in the appendix to this prospectus.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.



Putnam VT The George Putnam Fund of Boston will generally be managed in a style similar to that of The George Putnam Fund of Boston.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

The investment objective of Putnam VT Global Asset Allocation Fund is to seek a high level of long-term total return consistent with preservation of capital. By seeking total return, the fund seeks to increase the value of the shareholder's investment through both capital appreciation and investment income. "Total return" includes interest and dividend income, net of expenses, and realized and unrealized capital gains and losses on securities. The fund invests in a wide variety of equity and fixed-income securities both of U.S.
and foreign issuers. The fund's portfolio may include securities in the following four investment categories, which in the judgment of
Putnam Management represent large, well-differentiated classes of securities with distinctive investment characteristics:

   U.S. Equities
   International Equities
   U.S. Fixed Income
   International Fixed Income

The amount of fund assets assigned to each investment category will be reevaluated by Putnam Management at least quarterly based on Putnam
Management's assessment of the relative market opportunities and risks of each investment category taking into account various economic and market factors.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

The portion of the fund's assets invested in each investment category will be managed as a separate investment portfolio in accordance with that category's particular investment objectives and policies, independently of the fund's overall objective. The following is a description of the investment objectives and policies of each investment category:

U.S. Equities. The objective of the U.S. Equities category is to seek both capital growth and, to a lesser extent, current income through equity securities. This category's portfolio will include equity securities selected primarily to provide one or more of the following factors: growth in value, capital protection and dependable income.
Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

International Equities. The objective of the International Equities category is to seek capital appreciation. This category's portfolio will be invested in securities principally traded in foreign securities markets. These securities will primarily be common stocks or securities convertible into common stocks. Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than securities of larger, more established companies. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

U.S. Fixed Income. The objective of the U.S. Fixed Income category is to seek high current income through a portfolio of fixed-income securities which in the judgment of Putnam Management does not involve undue risk to principal or income. The U.S. Fixed Income category may invest in any fixed-income securities Putnam Management considers appropriate, including U.S. government securities, debt securities, mortgage-backed and asset-backed securities, convertible securities and preferred stocks of non-governmental issuers.

Whereas certain U.S. government securities in which the fund may invest, such as U.S. Treasury obligations and Ginnie Mae certificates, are supported by the full faith and credit of the United States, other fixed-income securities in which the fund may invest are subject to varying degrees of risk of default depending upon, among other factors, the creditworthiness of the issuer and the ability of the borrower, or, in the case of mortgage-backed securities, the mortgagor, to meet its obligations. While the credit risks presented by differing types of fixed-income securities vary, the values of all fixed-income securities change as interest rates fluctuate.

For a description of the risks associated with investments in mortgage-backed and asset-backed securities, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

International Fixed Income. The investment objective of the International Fixed Income category is to seek high current income by investing principally in debt securities denominated in foreign currencies which are issued by foreign governments and governmental or supranational agencies. This category may also invest in other privately issued debt securities, convertible securities and preferred stocks principally traded in foreign securities markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

General. Putnam Management will adjust the percentage of the fund's assets in each investment category from time to time based upon its market outlook and its analysis of longer-term trends. The fund may from time to time invest in all or any one of the investment categories as Putnam Management may consider appropriate in response to changing market conditions.

The fund will not purchase fixed-income securities rated below
Caa or
CCC by each nationally recognized securities rating agency, such as
S&P or Moody's, rating such security or, if unrated, determined by
Putnam Management to be of comparable quality, if, as a result more than 5% of the fund's total assets would be invested in securities of that quality. In addition, the fund will not purchase fixed-income securities rated at the time of purchase below Baa or BBB by each rating agency rating such security, or, if unrated, determined to be of comparable quality by Putnam Management, if, as a result, more than
35% of the fund's total assets would be invested in securities of that quality.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency.

For a description of the risks of investing in fixed-income securities, including lower-rated fixed-income securities
(commonly
known as "junk bonds"), see "Common investment policies and techniques
-- Lower-rated and other fixed-income securities."

PUTNAM VT GLOBAL GROWTH FUND

Putnam VT Global Growth Fund seeks capital appreciation. The fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration. In seeking capital appreciation, the fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.
The fund may at times invest up to 100% of its assets in securities principally traded in securities markets outside the United States, and will, under normal market conditions, invest at least 65% of its assets in at least three different countries, one of which may be the
United States. In unusual market circumstances where Putnam Management believes that foreign investing may involve undue risks,
100% of the fund's assets may be invested in the United States. The fund may hold a portion of its assets in cash and money market instruments.

The fund will not limit its investments to any particular type of company. It may invest in companies, large or small, whose earnings
Putnam Management believes to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities Putnam Management believes to be undervalued. It may invest in small and relatively less well-known companies. Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than prices of securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a globally diversified portfolio,
Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which
Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may enter into other types of "over-the-counter"
transactions
with broker-dealers or other financial institutions such as
"swap"
contracts, in which its investment return will depend on the change in
value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to
the fund approximately the         same return as it would have
realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund.
Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same times, or at the same prices, as if it had purchased comparable publicly traded securities.

Putnam VT Global Growth Fund will generally be managed in a style similar to that of Putnam Global Growth Fund.

PUTNAM VT GROWTH AND INCOME FUND

Putnam VT Growth and Income Fund seeks capital growth and current income as its investment objectives. The fund invests primarily in common stocks that offer potential for capital growth, current income, or both. The fund may also purchase corporate bonds, notes and debentures, preferred stocks, convertible securities (both debt securities and preferred stocks) or U.S. government securities, if
Putnam Management determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors.
The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed
20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments." The fund may invest in both higher-rated and lower-rated fixed-income securities. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

The fund may hold a portion of its assets in cash and money market instruments. The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Growth and Income Fund will generally be managed in a style similar to that of The Putnam Fund for Growth and Income.

PUTNAM VT HEALTH SCIENCES FUND

Putnam VT Health Sciences Fund seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries, except when Putnam Management believes alternative strategies are appropriate to protect the fund against a market decline.

The fund concentrates its investments in a limited group of industries. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

The fund invests mainly in common stocks of companies in the health
sciences industries, but may also invest a portion of its assets in
other industries and may invest in fixed-income   securities.
The
fund seeks to purchase securities that will rise in value; current income is only a minor consideration. The fund invests primarily in common stocks, but may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if
Putnam Management believes they would help achieve the fund's objective of capital appreciation. The fund may hold a portion of its assets in cash and money market instruments.

The health sciences industries

The fund provides investors with a portfolio of companies in the health sciences industries. The health sciences industries include companies that Putnam Management considers to be principally engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases, disorders or other medical conditions. The following examples illustrate the wide range of products and services provided by these industries:

    * Pharmaceuticals, including ethical (prescription) and proprietary (nonprescription) drugs, drug administration products, and chemical or biological components used in diagnostic testing.

    * Health care services, including hospitals, clinical test laboratories, convalescent and mental health care facilities, rehabilitation centers, and products and services for home health care.

    *    Applied research and development,    research and
         development     including scientific research toward
         developing drugs, processes and technologies with possible commercial applications.

    * Medical equipment and supplies, including sophisticated electronic equipment used in chemical analysis and diagnostic testing, surgical and medical instruments,
and
         other special products.

Putnam Management considers a particular company to be "principally engaged" in the health sciences industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from those industries. Under normal market conditions, the fund will invest at least 65% of its assets in securities of issuers meeting at least one of these 50% tests. Putnam Management also considers a company to be
"principally engaged" in these industries if it believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in the health sciences industries. The fund does not anticipate that companies in the latter category will represent more than 15% of the fund's investments in the health sciences industries.

While the fund's portfolio will normally include securities of established suppliers of traditional products and services, the fund may invest without limit in smaller companies which may benefit from the development of new products and services. While many major U.S.
corporations are involved in the health sciences industries, smaller and less seasoned companies represent a substantial portion of this field, particularly in the area of emerging medical technologies. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies, and only in the over-the-counter market or on a regional securities exchange. As a result, the prices of these securities may fluctuate more erratically, and to a greater degree, than the prices of securities of other issuers.

Because the fund's investments are concentrated in the health sciences industries, the value of its shares is especially affected by factors relating to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risk of rapid obsolescence caused by technological and scientific advances. In addition, the health sciences industries are generally subject to greater government regulation than many other industries.
Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities and equipment by health care providers. Changes in reinvestment rates and methods, including changes in governmental payment systems and the increased use of managed care arrangements, may affect the revenues and expenses of health care service providers.

The fund is a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that, with respect to 50% of its total assets, the fund may not invest more
than 5% of its total assets in the securities of any one issuer (except U.S. government securities). With respect to the remaining
50% of the fund's total assets, the fund may invest up to 25% of its
total assets in the securities of each of any two issuers (and may
invest without limit in U.S. government securities).          To
the
extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

The fund may invest in securities   ; including, but not limited
to,
those companies in the health sciences industries, principally traded in foreign markets, and expects that such investments will not ordinarily exceed 30% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT Health Sciences Fund will generally be managed in a style similar to that of Putnam VT Health Sciences Trust.

PUTNAM VT HIGH YIELD FUND

The primary investment objective of Putnam VT High Yield Fund is to seek high current income. Capital growth is a secondary objective when consistent with high current income.

The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly known as
"junk bonds"), constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. Normally, at least 80% of the fund's assets will be invested in debt securities, convertible securities or preferred stocks that are consistent with its primary investment objective of high current income. The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income. The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."
The fund may also invest in premium securities, engage in foreign currency exchange transactions, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery.
See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam
Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund seeks its secondary objective of capital growth, when consistent with its primary objective of high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or as a result of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Putnam Management believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies which have the potential for significant growth. These securities may involve greater risks than the securities of larger, more established issuers.

The fund may generally invest in any security which is rated at least
Caa or CCC by a nationally recognized securities rating agency, such as S&P or Moody's, or in any unrated security which Putnam Management determines is of comparable quality. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative.
The fund may invest up to 15% of its assets in securities rated below
Caa or CCC by each rating agency rating such security, including securities in the lowest rating category of each rating agency, or in unrated securities Putnam Management determines are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. For a discussion of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see "Common investment policies and techniques --Lower-rated and other fixed-income securities." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

The table below shows the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by
S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.

                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------           -----------------    ------------------------

"AAA"                 0.47%                       -
"AA"                      -                       -
"A"                   0.18%                       -
"BBB"                 0.70%                       -
"BB"                 13.29%                   0.21%
"B"                  57.36%                  13.40%
"CCC"                 5.44%                   0.11%
"CC"                  0.81%                       -
"C"                       -                       -
"D"                   0.33%                       -
                     ------                  ------
Total                78.58%                  13.72%
                     ======              =    =====

The fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

Putnam VT High Yield Fund will generally be managed in a style similar to that of Putnam High Yield Advantage Fund.

PUTNAM VT INTERNATIONAL GROWTH FUND

Putnam VT International Growth Fund seeks capital appreciation.

The fund seeks its objective by investing primarily in equity securities of companies located in a country other than the United
States. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants to purchase common or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes purchasing them would help achieve the fund's objective. The fund will, under normal circumstances, invest at least 65% of its total assets in securities of issuers located in at least three different countries other than the United States. The fund may hold a portion of its assets in cash or money market instruments.

The fund will consider an issuer of securities to be "located in a country other than the United States" if it is organized under the laws of a country other than the United States and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside the United States.

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings Putnam Management believes are to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are, in the opinion of Putnam
Management, undervalued. It may invest in small and relatively less well-known companies which meet these characteristics.

Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets for financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a diversified portfolio of foreign securities, Putnam Management attempts to reduce the risks associated with being invested in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and
techniques --
Foreign investments."  The fund may invest in securities of
issuers in
emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risk than investing in
developed markets   . See     "Common investment policies and
techniques --Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth Fund will generally be managed in a style similar to that of Putnam International Growth Fund.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

Putnam VT International Growth and Income Fund seeks capital growth.
Current income is a secondary objective.

The fund will invest primarily in common stocks that Putnam Management believes offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.
The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the United States. The fund may invest in securities of issuers in emerging market countries, as well as securities of issuers in more developed countries. Investing in emerging market countries involves special risks. For a discussion of the risks of foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also purchase corporate bonds, notes and debentures, preferred stocks, securities convertible into common stock or other equity securities, or U.S. or foreign government securities if Putnam
Management determines that their purchase would help further the fund's investment objectives.

The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. When selecting portfolio securities for the fund that have the potential for capital growth, Putnam Management will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

The fund may invest a portion of its assets in securities of small-capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may experience some difficultly in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Common stocks of foreign issuers have historically offered lower yields than common stocks of comparable U.S. issuers. In addition, foreign withholding taxes may further reduce the amount of income available for distribution to fund shareholders. As a result, the fund's yield is expected to be lower than that of funds with similar investment objectives that invest primarily in U.S. issuers. See "How the fund makes distributions to shareholders."

The fund may invest in fixed-income securities rated at least C by a nationally recognized securities rating agency, such as S&P or Moody's, and in unrated securities which Putnam Management determines to be of comparable quality. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth and Income Fund will generally be managed in a style similar to that of Putnam International Growth and
Income Fund.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Putnam VT International New Opportunities Fund seeks long-term capital appreciation.

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.
The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Management believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam
Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector.
The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging markets."
Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion.
These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation.
The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International New Opportunities Fund will generally be managed in a style similar to that of Putnam International New
Opportunities Fund.

PUTNAM VT INVESTORS FUND

Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth. The fund is designed for investors seeking long-term growth of capital from a portfolio primarily consisting of quality common stocks.

Putnam VT Investors Fund invests primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term. Though common stocks are normally the fund's main investments, the fund may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if
Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or money market instruments.

In seeking the fund's objective of long-term growth of capital, Putnam
Management considers three main factors:

    1.   The general outlook for the economy.

    2. A study of various industries to determine those with the best possibilities for long-term growth.

    3. A detailed study of what appear to be the most promising individual companies.

In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam Management believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position will prove more profitable in the long run than simply seeking current dividend income. Although the fund's investments are not limited to any particular type of company, Putnam Management currently expects that the fund will invest a substantial portion of its assets in common stocks of companies with equity market capitalizations of more than $1 billion. The fund may also invest in common stocks of companies with equity market capitalizations below this level. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may change in value more than those of larger, more established companies.

   The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time. For a discussion of risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments.
The fund may engage in a variety of foreign currency exchange transactions in connection with it foreign investment, including transactions involving futures contracts, forward contracts and options.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Investors Fund will generally be managed in a style similar to that of Putnam Investors Fund.

PUTNAM VT MONEY MARKET FUND

Putnam VT Money Market Fund seeks as high a rate of current income as
Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. It is designed for investors seeking current income with stability of principal.

The fund invests in a portfolio of high-quality money market instruments. Examples of these instruments include:

* bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite
   period of time and earning a specified return.

* bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the
   bank has unconditionally agreed to pay the face value of the instrument on maturity.

* prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

* corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

* municipal obligations: high-grade, short-term municipal obligations.

* U.S. government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government
or
   by its agencies or instrumentalities.

* repurchase agreements: contracts under which the fund acquires
   U.S. Treasury or U.S. government agency obligations for a relatively short period subject to the agreement of the seller to
   repurchase and the fund to resell such obligations at a fixed time and price (representing the fund's cost plus interest).

The fund will invest only in high-quality securities that Putnam Management believes present minimal credit risk. High-quality securities are securities rated at the time of acquisition in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or if the security is unrated, judged to be of equivalent quality by Putnam Management. The fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days.
The fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

The fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion
(or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders will be notified and this prospectus supplemented.

Considerations of liquidity and preservation of capital mean that the fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The fund will also invest to take advantage of what Putnam Management believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the fund, may result in frequent changes in the fund's portfolio. Portfolio turnover may give rise to capital gains. The fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities. See "Management --Portfolio
Transactions -- Brokerage and research services" in the SAI for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

The value of the securities in the fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the fund's investment policies are designed to minimize these changes and maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

The fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of Putnam Management, the yield, marketability and availability of investments meeting the fund's quality standards in those industries justify any additional risks associated with the concentration of the fund's assets in those industries. The fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to Putnam Management's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the fund.

The fund may invest without limit in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposits and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the fund to investment risks different from those associated with domestic investments. For a discussion of the risks associated with foreign investments, See "Common investment policies and techniques --Foreign investments."

The fund may also lend its portfolio securities. For a discussion of this strategy and the risks associated with it, see "Common investment policies and techniques" below.

Insurance

The fund, along with four other Putnam money market funds, has purchased insurance, which, among other things, will insure the fund against a decrease in the value of a security held by it due to the issuer's default or bankruptcy. Most securities and instruments in which the funds invest, other than U.S. Government securities, are covered by this insurance. Although the insurance, which is subject to certain conditions, may provide the fund with some protection in the event of a decrease in value of certain of its portfolio securities due to default or bankruptcy, the policy does not insure or guarantee that the fund will maintain a stable net asset value of $1.00 per share.

The maximum amount of total coverage under the policy is $30 million,
subject to a deductible in respect of each loss equal to the lesser of
$1 million or 0.30% of the fund's net assets.  As of March 31,
1998,
the fund's net assets totaled    $387.78 million    .  Each of
the
money market funds that has purchased the insurance has access to the full amount of insurance under the policy, subject to the deductible.
Accordingly, depending upon the circumstances, the fund may not be entitled to recover under the policy, even though it has experienced a loss that would otherwise be insurable.

Putnam VT Money Market Fund will generally be managed in a style similar to that of Putnam Money Market Fund.

PUTNAM VT NEW OPPORTUNITIES FUND

Putnam VT New Opportunities Fund seeks long-term capital appreciation.
The fund seeks its objective by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

The fund will generally invest in companies which Putnam
Management
identifies as offering the best prospects for long-term growth within
a particular sector.  Current dividend income is only an
incidental
consideration.  The fund invests primarily in common stocks, but may
also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective of capital
appreciation.         The fund may invest in foreign securities,
   and     expects that investments in securities principally
traded
on foreign markets will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management has identified the following sectors of the economy, and examples of industries within these sectors, as having an above-average growth potential over the next three to five years:

    Personal Communications - long distance telephone, competitive local exchange carriers, cellular telephone, paging, personal communication networks;

    Media/Entertainment - cable television system operators, cable television network programmers, casino operators, film entertainment providers, theme park operators, radio and television stations, billboard advertising providers;

    Medical Technology/Cost-Containment - home and outpatient care, medical device companies, biotechnology, health care information services, physician practice management, managed care providers;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology -         database software,
application
    software, entertainment software, networking software,
computer
    systems integrators, information services companies,
    semiconductors       ;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming - consumer franchise companies, retailers, restaurants, hotel chains, travel companies, consumer franchise companies and other consumer product or service companies able to provide quality products or services at lower prices or offering greater perceived value than competitors.

In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current judgment of the sectors of the economy which offer the most attractive growth opportunities. The fund will not necessarily be invested in each of the seven market sectors at all times. Such sectors are likely to change over time and may include a variety of industries.
Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector.

The fund will invest in securities    that     Putnam Management
believes offer above-average long-term growth opportunities. As a result of the fund's long-term investment strategy, it is possible that the fund's total return over certain periods may be less than that of other equity investment vehicles.

The fund seeks to invest in companies that offer above-average growth prospects in their particular sector of the economy, without regard to a company's size. Companies in the fund's portfolio will range from small, rapidly growing companies to larger, well-established firms.
It may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The fund will normally emphasize investments in particular economic sectors. Although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on particular sectors of the economy may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of a more diversified investment company.

Putnam VT New Opportunities Fund will generally be managed in a style similar to that of Putnam New Opportunities Fund.

PUTNAM VT NEW VALUE FUND

Putnam VT New Value Fund seeks long-term capital appreciation.

The fund will invest primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam
Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, current and projected dividend rates, competitive position and current and projected future earnings. Putnam Management currently expects that a portion of the fund's investments will include common stocks that offer the potential for above-average current income.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities principally traded in foreign markets,
and
expects that such investments will not ordinarily exceed 20% of its
assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign
investments.   "

The fund may invest in both higher-rated and lower-rated
fixed-income
securities, and is not subject to any restrictions based on
credit
ratings.  See "Common investment policies and techniques --
Lower-
rated and other fixed-income securities.   "

The fund may also hold a portion of its assets in cash or
high-quality
money market instruments.      The fund may also engage in
foreign
currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT New Value Fund will generally be managed in a style similar to that of Putnam New Value Fund.

PUTNAM VT OTC & EMERGING GROWTH FUND

Putnam VT OTC & Emerging Growth Fund seeks capital appreciation. The fund invests primarily in common stocks traded in the over-the-counter
("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges. The fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. The fund may trade securities for short-term profits.

The fund invests primarily in common stocks of small- to medium-sized companies with equity capitalizations of less than $5 billion that
Putnam Management, believes have potential for capital appreciation significantly greater than that of the market averages. Under normal market conditions, the fund will invest at least 65% of its total assets in common stocks that are traded in the OTC market (that is, stocks not listed on any national, regional or foreign stock exchange) or are issued by "emerging growth" companies. "Emerging growth" companies are companies determined by Putnam Management to have a leading or proprietary position in a growing industry or gaining market share in an established industry, particularly companies which have developed a new way to do business within that industry. These companies may range from startups, or recently organized companies, to mature companies with long, established operating histories.

The companies in which the fund invests may offer greater opportunities for capital appreciation than larger, more established companies, but investments in such companies may involve certain special risks. OTC listed and emerging growth companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. Many OTC and emerging growth stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may fluctuate more sharply than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

Though common stocks are normally the fund's main investment, it may
also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities without being subject to any limitation based on securities ratings if Putnam
Management
believes they would help achieve the fund's objective.
Securities in
the lower-rated categories are considered to be primarily
speculative
and may be in default.   See "Common investment techniques --
Lower-
rated and other fixed income securities."          Dividend and
interest income is not a consideration in the selection of portfolio investments.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets although the fund's investments in foreign securities may exceed this amount. For a discussion of the risks associated with foreign investments, see "Common investment techniques -- Foreign investments."
See
"Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT OTC    &     Emerging Growth Fund will generally be
managed
in a style similar to that of Putnam OTC    &     Emerging Growth
Fund.

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

Putnam VT U.S. Government and High Quality Bond Fund seeks current income consistent with preservation of capital. The fund invests primarily in U.S. government securities and in other debt obligations rated at least A by a nationally recognized securities rating agency, such as S&P or Moody's, or, if not rated, determined by Putnam Management to be of comparable quality. For a more detailed description of security ratings, see the Appendix to this prospectus.
The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam
Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency.

Putnam Management will allocate the fund's assets between U.S. government securities and other high quality bonds, depending on its assessment of market conditions and the relative investment returns available from such securities. The fund will not, however, make any investment, if, as a result, less than 25% of the value of its assets would be invested in U.S. government securities. The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."
The fund may also invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these strategies and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.
The
fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam Management may take full advantage of the entire range of maturities of U.S. government securities and other high quality bonds and may adjust the average maturity of the fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (less than one year to five years, for example) and at other times may be relatively long (more than 10 years, for example).

The fund may also invest in high quality mortgage-backed and asset-backed securities. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

U.S. government securities and other high quality bonds do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from U.S. government securities and other high quality bonds are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities and other high quality bonds change as interest rates fluctuate. Fluctuations in the value of the fund's securities will not affect interest income on securities already held by the fund, but will be reflected in the fund's net asset value. Since the magnitude of these fluctuations generally will be greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

The investment objective of Putnam VT Utilities Growth and Income
Fund
is to seek capital growth and current income. The fund concentrates its investments in securities issued by companies in the public utilities industries.

The fund will seek its objective by investing under normal circumstances at least 65% of its total assets in equity and debt securities of companies in the public utilities industries. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks.
The fund may invest up to 20% of its total assets in securities that
are rated below BBB or Baa by a nationally recognized securities rating agency, such as S&P or Moody's, or , if unrated, are determined by Putnam Management to be of comparable quality.  The fund is not
subject to any other restrictions based on securities ratings. Securities rated below BBB and Baa (and comparable unrated securities)
are commonly known as "junk bonds."  See "Common investment
policies
and techniques" for a discussion of lower-rated and other
fixed-income
securities and the risks associated with them. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or
more of the various rating agencies, Putnam Management will use the
highest rating assigned by any agency    in determining
compliance
with the foregoing investment limitations    .  The fund may
invest in
debt and equity securities of issuers in other industries if Putnam
Management believes they will help achieve the fund's objective.

Companies in the public utilities industries include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric or gas energy or other types of energy and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies engaged in public broadcasting or cable television).
Putnam Management deems a particular company to be in the public utilities industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

The portion of the fund's assets invested in equity securities and in debt securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. Although the fund expects that in the near term it will invest substantial portions of its assets in both equity securities and in debt securities, the fund may invest all of its assets in either equity or debt securities. The fund may hold a portion of its assets in cash and money market instruments.

The fund may invest up to 25% of its assets in securities principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Since the fund's investments are concentrated in the utilities industries, the value of its shares can be expected to change in response to factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Many utility companies, especially electric, gas and other energy-related utility companies, have historically been subject to risks of increase in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, changes in technology which may render existing plants, equipment or products obsolete, the effects of energy conservation and operating constraints, and increased costs and delays associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital. Generally, prices charged by utilities are regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that utility companies earn a return sufficient to allow them to attract capital in order to grow and continue to provide appropriate services.
There can
be no assurance that such pricing policies or rates of return will continue in the future.

In recent years, regulatory changes in the United States have increasingly allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utility services to become a significant part of the utilities industries. Putnam Management believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Although Putnam Management seeks to take advantage of favorable investment opportunities that may arise from these structural changes, there can be no assurance that the fund will benefit from any such changes.

Foreign utility companies may be more heavily regulated than U.S. utility companies, which may result in increased costs or otherwise adversely affect the operations of such companies. The securities of foreign utility companies also often have lower dividend yields than
U.S. utility companies. The fund's investments in foreign issuers may include recently privatized enterprises, in which the fund's participation may be limited or otherwise affected by local law. There can be no assurance that governments with privatization programs will continue such programs or that privatization will succeed in such countries. In addition, the stock of certain of these enterprises may be held by a small group of stockholders, whose sale of a portion or all of the stock may adversely affect the value of the stock of any such enterprise.

Investments in securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than would likely be the case with investments in securities with higher credit ratings.
The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security would serve the fund's investment objective.

The fund is "non-diversified." This means that it may invest its assets in a limited number of issuers. In order to qualify as a "regulated investment company" under the Internal Revenue Code (see
"How a fund makes distributions to shareholders; tax information" below), the fund generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus the fund may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the limited number of issuers in the public utilities industries, the fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of industries. This practice involves an increased risk of loss to the fund if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline.

Putnam VT Utilities Growth and Income Fund will generally be managed in a style similar to that of Putnam Utilities Growth and Income Fund.
Because the latter fund is "diversified," however, Putnam VT
Utilities
Growth and Income Fund's portfolio may consist of securities of a smaller number of issuers than the portfolio of that fund.

PUTNAM VT VISTA FUND

Putnam VT Vista Fund seeks capital appreciation. It is designed for investors seeking above-average capital growth potential, which involves certain risks.

The fund invests in a diversified portfolio of common stocks which
Putnam Management believes have the potential for above-average capital appreciation. These may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well known companies. Putnam Management expects that, under normal market conditions, the fund will generally invest principally in the equity securities of medium-sized companies. While the definition of "medium-sized" companies will change over time in response to market conditions, Putnam Management believes that such companies currently include those in the Russell Midcap Growth Index, as well as other companies with equity market capitalizations ranging from approximately $450 million to $10 billion. Such securities are often referred to as "midcap stocks."

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position, projected future earnings and dividends, and other investment criteria. Current income will be only an incidental consideration in the selection of investments.

Investment opportunities may be sought among securities of large, widely traded companies as well as securities of smaller, less well-known companies. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

The fund may at times invest a portion of its assets in common stocks
Putnam Management believes are significantly undervalued. In selecting such common stocks, Putnam Management will focus on industries and issuers it considers to have particular possibilities for long-term capital appreciation due to potential growth of earnings which, in the judgment of Putnam Management, is not fully reflected in current market prices. In selecting undervalued securities, Putnam
Management may make investment judgments contrary to those of most investors.

Although common stocks are normally the fund's main investments, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam
Management believes they would help achieve the fund's objective of capital appreciation. The fund may purchase debt securities rated at the time of purchase at least C by a nationally recognized securities rating agency, such as S&P or Moody's, and unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under
"Common investment policies and techniques -- Lower-rated and other fixed-income securities." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. The fund may also hold a portion of its assets in cash or money market instruments and may invest securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT Vista Fund will generally be managed in a style similar to
Putnam Vista Fund.

PUTNAM VT VOYAGER FUND

Putnam VT Voyager Fund seeks capital appreciation. It is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

The fund invests primarily in common stocks of companies that Putnam
Management believes have potential for capital appreciation that is significantly greater than that of market averages. The fund may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash and money market instruments and may invest up to 20% of its assets in foreign securities.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See
"Common investment policies and techniques" below for a discussion of these strategies.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well-known issuers. The fund generally invests a portion of its assets in the securities of small- to medium-sized companies with equity market capitalizations of less than $3 billion. Investing in these companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

Putnam VT Voyager Fund will generally be managed in a style similar to
Putnam Voyager Fund.

GENERAL

As indicated above, certain of the funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart funds invest, and consequently will not have identical portfolios or experience identical investment results.

COMMON INVESTMENT POLICIES AND TECHNIQUES

Diversification policies

Each fund (other than Putnam    Diversified Income Fund,
Putnam     VT
Health Sciences Fund and Putnam VT Utilities Growth and Income
Fund)
is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities).
The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Limiting investment risk

Specific investment restrictions help to limit investment risks for
each fund's shareholders.  These restrictions prohibit a fund with
respect to 75% of its total assets (with respect to 50% of its total
assets in the case of Putnam VT Utilities Growth and Income
Fund   and
Putnam VT Health Sciences Fund,) from holding     more than 10%
of the
voting securities of any one issuer.* They also prohibit a fund from investing more than:

(a) (with respect to 75% of total assets for all funds other than
Putnam VT Utilities Growth and Income Fund and    Putnam VT
Health
Sciences Fund and     with respect to 50% of its total assets for
Putnam VT Utilities Growth and Income    Fund And Putnam VT
Health
Sciences     Fund) 5% of its total assets in securities of any
one
issuer other than the U.S. government;*

(b) 25% of its total assets in any one industry (securities of the
U.S. government, its agencies or instrumentalities are not
considered
to represent any industry); except that Putnam VT Utilities
Growth and
Income Fund may invest more than 25% of its assets in any of the
public utilities industries    and Putnam VT Health Sciences Fund
may
invest more than 25% of its assets in the health sciences
industries    ; and except that Putnam VT Money Market Fund may
invest
more than 25% of its assets in (i) the banking industry, (ii) the personal credit institution or business credit institution industries or (iii) any combination of the above, when, in the opinion of Putnam
Management yield differentials make such investments desirable.*

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

The Money Market Fund has not invested more than 10% of its net assets in the types of securities listed in item (c) and has no current intention of doing so.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the SAI for the full text of these policies and other fundamental policies. Except as otherwise noted in the SAI, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

Defensive strategies

At times, Putnam Management may judge that conditions in the securities markets make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without limit in cash or cash equivalents, money-market instruments, short-term bank obligations, high-rated fixed-income securities or preferred stocks or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. A high portfolio turnover for a fund may lead to higher brokerage costs. Portfolio turnover rates for the life of each fund (other than Putnam VT The George Putnam Fund of Boston,
Putnam VT
Health Sciences Fund, Putnam VT Investors Fund and Putnam VT OTC
&
Emerging Growth Fund   ,     each of which commenced operations
on
April 30, 1998, and Putnam VT Money Market Fund, for which
portfolio
turnover rates are not required to be disclosed by the Securities
and
Exchange Commission) are shown in the section "Financial
highlights."
While it is impossible to predict a fund's portfolio turnover rate,
Putnam Management, based on its experience, believes that such rate
will not exceed 150% for Putnam VT The George Putnam Fund of
Boston,
        Putnam VT Health Sciences Fund,    and     Putnam VT
Investors
Fund,    and     300% for Putnam VT OTC & Emerging Growth Fund.

Investments in premium securities

To the extent described above, certain of the funds may invest in securities bearing coupon rates higher than prevailing market rates.
Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

A fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the fund's risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on a fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare the fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Foreign investments

Each fund may invest in securities of foreign issuers including securities that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares (other than Putnam VT Money Market
Fund)
may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. Each fund (other than
Putnam VT Money Market Fund) may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject a fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in
U.S. markets.

In addition, a fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries.
Dividends or
interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the fund's assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries.
The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's investments in securities of issuers located in emerging market countries may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructurings, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F.
Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

Each fund expects that its investments in foreign securities generally will not exceed the percentage of its total assets indicated above in its relevant section, although its investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

Foreign currency exchange transactions

To the extent described above, certain of the funds may engage in foreign currency exchange transactions to manage their exposure to foreign currencies. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging"). Each such fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law.

A fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may also purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes, a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes, a fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, a fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Each fund may also engage in non-hedgi ng currency transactions.
For
example, Putnam Management may believe that exposure to a
currency is
in the fund's best interest but that securities denominated in that
currency will not assist the fund in meeting its objective.  In that
case the fund may        , for example,    purchase     a
currency
forward contract or option in order to increase its exposure to the currency.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Futures and options."
The
SAI also contains additional information concerning a fund's use of foreign currency exchange transactions.

Futures and options

Futures and options on futures. To the extent described above, each fund may buy and sell stock index futures contracts ("index futures").
An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time a fund enters into and terminates an index futures transaction, the fund realizes a gain or loss. A fund may also, to the extent consistent with its investment objectives and policies, buy and sell call and put options on index futures or stock indexes. A fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment. In addition, if a fund's investment policies permit it to invest in foreign securities, such fund may invest in futures and options on foreign securities, for hedging purposes and for nonhedging purposes. The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

To the extent described above, each fund may also buy and sell futures contracts and related options with respect to U.S. government securities and options directly on U.S. government securities. Putnam
Management believes that, under certain market conditions, price movements in U.S. government securities futures and related options may correlate closely with securities in which such funds may invest and may, as a result, provide hedging opportunities for the funds.
Such funds may engage in U.S. government securities futures and related options transactions for hedging purposes and for nonhedging purposes, such as to substitute for direct investment or to manage their effective duration. Duration is a commonly used measure of the longevity of debt instruments.

Options. As described above, certain of the funds may, to the extent consistent with their investment objectives and policies, seek to increase current return by writing covered call and put options on securities such funds own or in which they may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also, to the extent consistent with its investment objectives and policies, buy and sell put and call options, including combinations of put and call options on the same underlying security.
The use of these strategies may be limited by applicable law.

Risks related to options and futures strategies

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a fund's ability to terminate its options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if
Putnam Management believes that a liquid secondary market exists for such option or futures contract, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that a fund will enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund.
Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the securities, currencies or indexes underlying the futures and options purchased and sold by a fund, of the option or futures contract itself, and of the securities or currencies which are the subject of a hedge. The successful use of these strategies further depends on the ability of
Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Lower-rated and other fixed-income securities

As described above, certain of the funds may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories of a nationally recognized rating agency (below Baa or BBB) or from unrated securities of comparable quality.
Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this prospectus.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earning prospects.

At times, a substantial portion of fund assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam
Management believes it advisable to do so, or a fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect the fund's net asset value.

The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized securities rating agencies in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund which invests in lower-rated securities before allocating a portion of their insurance investment to a fund that invests in such securities.

The lower ratings of certain securities held by a fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by a fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, a fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by a nationally recognized securities rating agency, such as Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When a fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam
Management will monitor the investment to determine whether continued investment in the security will assist in meeting a fund's investment objective.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security.
Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.
Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments.
Accordingly, such bonds may involve greater credit risks than bonds that pay interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.

Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

Illiquid securities.  Each fund (other than Putnam VT Money
Market
Fund) may invest up to 15% of its assets in illiquid securities. Putnam Management believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illiquidity, the fund may not be able to sell these securities when Putnam Management considers it desirable to do so or may have to sell them at less than fair market value.

Mortgage-backed and asset-backed securities

As described above, certain of the funds may invest in asset-backed and mortgage-backed securities, including CMOs and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent participations in, or are secured by, mortgage loans and include:

-   Certain securities issued or guaranteed by the U.S.
government or
    one of its agencies or instrumentalities;

- Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.

Each fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.
Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund (other than Putnam VT Money Market Fund) may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund (except Putnam VT
Money
Market Fund) may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. For funds other than Putnam VT Money Market Fund,
"yield"    for each class     is calculated by dividing the
annualized
net investment income per share during a recent 30-day period by the
maximum public offering price per    of the class     share on
the
last day of that period.

For purposes of calculating yield, net investment income is
calculated
in accordance with SEC regulations and may differ from net
investment
income as determined for tax purposes.  SEC regulations require that
net investment income be calculated on a "yield-to-maturity"
basis,
which has the effect of amortizing any premiums or discounts in the
current market value of fixed-income securities.  The current dividend
rate is based on net investment income as determined for tax purposes,
which may not reflect amortization in the same manner.  See
"Common
investment policies and techniques -- Investments in premium
securities."  For Putnam VT Money Market Fund, "yield"    for
each
class     represents an annualization of the change in value of
an
investment (excluding any capital changes) in the fund for a specific
seven-day period; "effective yield"    for each class
compounds
that yield for a year and is, for that reason, greater than the fund's yield.

"Total return" for the one-, five- and ten-year periods (or for the
life of a    class     if shorter) through the most recent
calendar
quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund. Total return may also be presented for other periods. To the extent that there is a difference between the total return and yield quoted for Putnam VT Money Market Fund, yield will more closely effect the current earnings of the fund.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective or objectives and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

For performance information through the funds' most recent fiscal year, see "Investment Performance of the Trust" in the SAI.

HOW THE TRUST IS MANAGED

The Trustees are responsible for generally overseeing the conduct of
Trust business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the
Trust's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on average net assets. See the SAI.

Putnam Management's Global Asset Allocation Committee has primary responsibility for the day-to-day management of Putnam VT Global
Asset
Allocation Fund.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:

                                  Business experience
Fund name              Year       (at least 5 years)
---------------------  -------    -------------------------
Putnam VT Asia Pacific
 Growth Fund

David K. Thomas        1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.

Paul Warren            1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1997.  Prior to May,
1997,
                                  Mr. Warren was a Director at
IDS
                                  Fund Management.  Prior to
August,
                                  1994, was a Director at Pilgrim
                                  Baxter Associates and prior to
                                  March, 1994, Mr. Warren was a
                                  Director at Prudential Asia.

Putnam VT Diversified
  Income Fund

William Kohli          1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to
September,
                                  1994, Mr. Kohli was Executive
Vice
                                  President, and Co-Director of
                                  Global Bond Management and,
prior
                                  to October, 1993, Mr. Kohli was
                                  Senior Portfolio Manager at
                                  Franklin Advisors/Templeton
                                  Investment Counsel.

   Jennifer E. Leichter           1993 Employed as an investment
Managing Director                      professional by Putnam
Management
                                       since 1987.

Michael Martino        1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to January,
                                  1994, Mr. Martino was employed
by
                                  Back Bay Advisors in the
positions
                                  of Executive Vice President and
                                  Chief Investment Officer.

Gail S. Attridge       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since November,
                                  1993.  Prior to November,
                                  1993, Ms. Attridge was an
                                  Analyst at Keystone Custody
                                  International.



Robert M. Paine        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.



Putnam VT The George
 Putnam Fund of Boston

Edward P. Bousa                   Employed as an investment
Senior
Vice President         1998       professional by Putnam
                                          Management since
                                     1992    .

Putnam VT Global
 Growth Fund

Anthony W. Regan       1996       Employed as an investment
Senior Managing Director          professional by Putnam
Management
                                  since 1987.



Michael K. Arends      1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since November, 1997.  Prior to
                                  1997, Mr. Arends was employed
by
                                  Phoenix Duff & Phelps as a
Managing
                                  Director, Equities.  Prior to
                                  August, 1994, Mr. Arends was
                                  employed as a Portfolio Manager
                                  with Kemper Financial Services.

Ami T. Kuan Danoff     1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1993.
                       Prior to April, 1993, Ms. Danoff attended
the
                       MIT Sloan School of Management.

Kelly A. Morgan        1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1996.  Prior to December,
                                  1996, Ms. Morgan was a Senior
Vice
                                  President at Alliance Capital
                                  Management L.P.

Robert Swift           1996       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to August,
1995,
                                  Mr. Swift was Director and
Senior
                                  Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

Putnam VT Growth and
 Income Fund

Anthony I. Kreisel     1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1986.

David L. King          1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Sheldon N. Simon       1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Putnam VT Health Sciences
 Fund

Roland W. Gillis       1998       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995. Prior to March,
1995,
                                  Mr. Gillis was a Senior Vice
                                  President of Keystone Custodian
                                  Funds, Inc.

Richard B. England     1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.

David G. Carlson       1998       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since December 1992.

Putnam VT High
 Yield Fund

Rosemary H. Thomsen    1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1986.

Putnam VT International
 Growth Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1988.

Omid Kamshad           1996       Employed as an investment
   Managing Director
                       professional by Putnam Management since
1996.
                       Prior to January, 1996   ,     Mr. Kamshad
was
                       Director of Investments at Lombard Odier
                       International and prior to April,
1995   ,
                       he was Director at Baring Asset Management
                       Company.

Putnam VT International
 Growth and Income Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1988.

Putnam VT International
 New Opportunities Fund

Robert Swift           1996       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to August,
1995,
                                  Mr. Swift was Director and
Senior
                                  Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

J. Peter Grant         1996       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1973.

Ami T. Kuan Danoff     1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1993.
                       Prior to April, 1993, Ms. Danoff attended
the
                       MIT Sloan School of Management.

Putnam VT Investors
 Fund

C. Beth Cotner         1998       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to
September,
                                  1995, Ms. Cotner was Executive
Vice
                                  President of Kemper Financial
                                  Services.

Richard    B.     England
1998                   Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.  Prior to December,
                                  1992, Mr. England was an
investment
                                  Officer at Aetna Equity
Investors.

Manuel H. Weiss        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.

Putnam VT Money
 Market Fund

Joanne Driscoll        1997       Employed as an investment
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to April
1995,
                                  Ms. Driscoll was a Graduate
                                  Teaching Assistant in the
Finance
                                  Department at Northeastern
                                  University and prior to
September
                                  1994, Ms. Driscoll was a
Financial
                                  Associate at Bank of Boston.
Prior
                                  to June          1993, Ms.
Driscoll
                                  was an Investment Associate at
Bay
                                  Banks Investment Management.

Putnam VT New
 Opportunities Fund

Carol C. McMullen      1996            Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to June,
1995,
                                  Ms. McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.

Daniel L. Miller       1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Putnam VT New Value Fund

David L. King          1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Putnam VT OTC & Emerging
 Growth Fund

Steven L. Kirson       1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1989.

Michael J. Mufson      1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1993.  Prior to June,
1993,
                                  Mr. Mufson was Senior Equity
                                  Analyst at Stein Roe & Farnham.

Putnam VT U.S.
 Government and High
 Quality Bond Fund

   Michael Martino     1998       Employed as an investment
   Managing Director
                       professional by Putnam Management since
                          1994.  Prior to January, 1994, Mr.
Martino
                       was employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment Officer.
Putnam VT Utilities
 Growth and Income Fund

Sheldon N. Simon       1992       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Christopher A. Ray     1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.  Prior to December,
                                  1992, Mr. Ray was Vice
President
                                  and Portfolio Manager at
Scudder,
                                  Stevens & Clark, Inc.

Putnam VT Vista Fund

Eric Wetlaufer         1997       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1997.  Prior to November,
                                  1997, Mr. Wetlaufer was
employed as
                                  a Managing Director and
Portfolio
                                  Manager at Cadence Capital
                                  Management.

David J. Santos        1996       Employed as an investment
Vice President                    professional by Putnam
Management
                                  since 1986.

Anthony C. Santosus    1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1985.

Putnam VT Voyager Fund


Robert R. Beck         1995       Employed as an investment
   Managing Director
                       professional by Putnam Management since
1989.

Roland W. Gillis       1995       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to March,
1995,
                                  Mr. Gillis was Senior Vice
                                  President at Keystone Custodian
                                  Funds, Inc.

Michael P. Stack       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                     Management     since 1997.
                                  Prior to November, 1997, Mr.
Stack
                                  was employed as a Senior Vice
                                  President and Portfolio Manager
at
                                  Independence Investment
Associates,
                                  Inc.

Charles H. Swanberg    1994       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

The Trust, on behalf of the funds, pays all expenses not assumed by
Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses. The
Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of that fund. General expenses of the Trust will be allocated among and charged to the assets of the funds on a basis that the Trustees deem fair and equitable, which may be based on the nature of the services performed and their relative applicability to, or the relative assets of, the funds.

Putnam Management places all orders for purchases and sales of the securities of each fund. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

Expense Limitations.  In order to limit the expenses of Putnam VT
The
George Putnam Fund of Boston, Putnam VT Health Sciences Fund,
Putnam
VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT
Investors Fund, Putnam VT New Value Fund, Putnam VT OTC &
Emerging
Growth Fund and Putnam VT Vista Fund during their start-up
periods,
Putnam Management has agreed to limit its compensation (and, to the
extent necessary, bear other expenses of the funds) through
December
31, 1998, to the extent that expenses of the funds (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, and payments under the funds' distribution plan with respect
to class IB shares) would exceed the annual rate of    0.85%    ,
0.90%, 1.20%, 1.20%, 1.60%,    0.85%,     1.10%,    0.90%     and
1.05%, respectively, of the fund's average net assets.

For the purpose of determining any such limitation on Putnam
Management's compensation, expenses of the funds will not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

With Trustee approval, any expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

The following table summarizes total expenses, including management fees but excluding any separate-account related charges and expenses, based on the most recent fiscal year (or, for funds that have been in operation for less than a full year, based on estimated expenses for the first full fiscal year) as a percentage of each fund's average net assets:

                                  Total   Management     Other
                                Expenses     Fees      Expenses
                                  (after    (after      (after
                                 expense    expense     expense
                               limitation
limitationlimitation)

Putnam VT Asia Pacific
  Growth Fund                     1.07%      0.80%       0.27%
Putnam VT Diversified
  Income Fund                     0.80%      0.69%       0.11%
Putnam VT The George Putnam
  Fund of Boston   *              0.85%      0.49%     0.36%
Putnam VT Global
  Asset Allocation Fund           0.77%      0.66%       0.11%
Putnam VT Global
  Growth Fund                     0.75%      0.60%       0.15%
Putnam VT Growth and
  Income Fund                      0.51%   0.47%         0.04%
Putnam VT Health Sciences Trust   *0.90%     0.56%     0.34%
Putnam VT High Yield Fund         0.72%      0.66%       0.06%
Putnam VT International
  Growth Fund   *                 1.20%      0.73%       0.47%
Putnam VT International
  Growth and Income Fund          1.12%      0.80%       0.32%
Putnam VT International
  New Opportunities Fund          1.60%      0.92%       0.68%
Putnam VT Investors Fund           0.85%     0.52%     0.33%
Putnam VT Money Market Fund       0.54%      0.45%       0.09%
Putnam VT New
  Opportunities Fund   *          0.63%      0.58%       0.05%
Putnam VT New Value Fund   *      0.85%      0.70%       0.15%
Putnam VT OTC & Emerging Growth
   Fund   *                       0.90%      0.56%     0.34%
Putnam VT U.S. Government
  and High Quality Bond Fund      0.69%      0.61%       0.08%
Putnam VT Utilities Growth
  and Income Fund                 0.74%      0.67%       0.07%
Putnam VT Vista Fund              0.87%      0.65%       0.22%
Putnam VT Voyager Fund            0.59%      0.54%       0.05%

   * After expense limitation. The management fees and "Other expenses" shown in the table reflect an expense limitation. In the absence of an expense limitation, management fees, "Other expenses" and total expenses would have been:

                            Total      Management   Other
                            Expenses   Fees         Expenses

Putnam VT The George
 Putnam Fund of Boston+     1.01       0.65         0.36
Putnam VT Health Sciences
 Fund+                      1.04       0.70         0.34
Putnam VT International
 Growth Fund                1.27       0.80         0.47
Putnam VT International New
  Opportunities Fund        1.88       1.20         0.68
Putnam VT Investors Fund+   0.98       0.65         0.33
Putnam VT OTC & Emerging
 Growth Fund+               1.04       0.70         0.34

+ Estimated management fees, "Other expenses" and total fund operating expenses.

In accordance with SEC policy, the expenses shown in the    SE
tables     do not reflect the application of credits related to
brokerage service and expense offset arrangements that reduce certain fund expenses.

ORGANIZATION AND HISTORY

Putnam Variable Trust is a Massachusetts business trust organized on
September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 1,
1997, the Trust was known as Putnam Capital Manager Trust.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty series of shares, each representing a separate investment portfolio which is being offered through separate accounts of various insurance companies. Each portfolio is a diversified investment company, except for Putnam VT Health Sciences
Fund and Putnam VT Utilities Growth and Income Fund, both of which are non-diversified investment companies.

Prior to January 1, 1997, Putnam VT Asia Pacific Growth Fund was known as PCM Asia Pacific Growth Fund, Putnam VT Diversified Income Fund was known as PCM Diversified Income Fund, Putnam VT Global Asset Allocation Fund was known as PCM Global Asset Allocation Fund, Putnam
VT Global Growth Fund was known as PCM Global Growth Fund, Putnam
VT
Growth and Income Fund was known as PCM Growth and Income Fund,
Putnam
VT High Yield Fund was known as PCM High Yield Fund, Putnam VT
Money
Market Fund was known as PCM Money Market Fund, Putnam VT New Opportunities Fund was known as PCM New Opportunities Fund, Putnam VT
U.S. Government and High Quality Growth Fund was known as PCM
U.S.
Government and High Quality Growth Fund, Putnam VT Utilities Growth and Income Fund was known as PCM Utilities Growth and Income Fund, and
Putnam VT Voyager Fund was known as PCM Voyager Fund.

Any series of shares of the Trust may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan.
Only class IA shares are offered pursuant to this prospectus.
The
funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company
issuing a variable contract         selects the class of shares
in
which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the 1940 Act, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares.
Although the
Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the
Putnam funds.  Chairman and Director of Putnam Management and
Putnam
Mutual Funds.  Director, Marsh & McLennan Companies, Inc.;
William F.
Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson
Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin,
Vice
Chairman, North American Management Corp.; John A. Hill, Chairman
and
Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Trustee of Salem Hospital and the Peabody Essex Museum;
Paul L. Joskow,* Professor of Economics and Management,
Massachusetts
Institute of Technology, Director, New England Electric System,
State
Farm Indemnity Company and Whitehead Institute for Biomedical Research; Elizabeth T. Kennan, President Emeritus and Professor, Mount
Holyoke College; Lawrence J. Lasser,* Vice President of the
Putnam
funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan
Companies, Inc.; John H. Mullin, III, Chairman and CEO of
Ridgeway
Farm, Director of ACX Technologies, Inc., Alex        Brown
Realty,
Inc.,    and     The Liberty Corporation       ; Robert E.
Patterson,
President and Trustee of Cabot Industrial Trust    and Trustee of
the
SEA Education Association    ; Donald S. Perkins,* Director of
various
corporations, including Cummins Engine Company, Inc., Lucent
Technologies Inc.   , Nanophase Technologies, Inc.    , Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President,
New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; W. Thomas Stephens, President and Chief Executive Officer, MacMillan Bloedel
Ltd.  Director of         Qwest Communications,         and New
Century Energies; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Cabot Industrial Trust, Massachusetts General Hospital and Eastern Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the
Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the funds with
Putnam Mutual Funds, One Post Office Square, Boston,
Massachusetts
02109. Putnam Mutual Funds presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual Funds accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine the funds available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices.
In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW A FUND VALUES ITS SHARES

The Trust calculates the net asset value of a share of each fund by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Except for securities held by Putnam VT Money Market Fund, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. The Trust values the portfolio investments of Putnam VT Money Market Fund at amortized cost pursuant to Rule 2a-7 under the 1940 Act.

HOW EACH FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day of the next month. Since the net income of Putnam VT Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration. Each of the other funds will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to variable
annuity
and variable life insurance separate accounts generally require that
portfolios that serve as the funding vehicles solely for such separate
accounts invest no more than 55% of the value of their assets in one
investment, 70% in two investments, 80% in three investments and
90%
in four investments. Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies (see "Taxes" in the SAI) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require a fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain
"excess
distributions" with respect to the investment, and on the proceeds from disposition of the investment.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the funds will receive an unaudited semi-annual financial statement and an audited annual financial statement for such funds.
These reports show the investments owned by each fund and provide other relevant information about the fund.

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam
Mutual Funds is the principal underwriter of the Trust and of other
Putnam funds. Putnam Fiduciary Trust Company is the custodian of the
Trust.  Putnam Investor Services, a division of Putnam Fiduciary
Trust
Company, is the investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts
02109 and are subsidiaries of Putnam Investments, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1
repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.
-- High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to
meet its financial commitment on the obligations.   Adverse
business,
financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to
nonpayment,
and is dependent upon favorable business, financial, and economic
conditions for the obligor to    meet     its financial
commitment on
the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However,
risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

Putnam Variable Trust                      PUTNAM VARIABLE TRUST

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
Investment Manager

Putnam Investment Management, Inc.
One Post Office Square                     PROSPECTUS
Boston, MA 02109                           APRIL 30, 1998

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
    One Post Office Square
    Boston, Massachusetts 02109
    Toll-free 1-800- 521-0538
    www.putnaminv.com


PUTNAM VARIABLE TRUST
Class IB shares
PROSPECTUS - April 30, 1998

Putnam Variable Trust (the "Trust") offers shares of beneficial interest in separate investment portfolios (collectively, the "funds")
for purchase by separate accounts of various insurance companies.
The
funds, which have different investment objectives and policies, offered by this prospectus are: Putnam VT Asia Pacific Growth Fund,
Putnam VT Diversified Income Fund, Putnam VT The George Putnam
Fund of
Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT
International New Opportunities Fund, Putnam VT Investors Fund,
Putnam
VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT
New
Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and
Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund.
Shares
of each fund are currently divided into two classes:
   class     IA
shares, offered pursuant to another prospectus, and class IB shares, offered hereby. The offering of class IB shares commenced as of the date of this prospectus.

An investment in Putnam VT Money Market Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that
Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Putnam VT High Yield Fund invests primarily in, and Putnam VT Diversified Income Fund may invest significantly in, lower-rated bonds, commonly known as "junk bonds." These investments are subject to a greater risk of loss of principal and non-payment of interest.
Investors should carefully assess the risks associated with an investment in either fund.

This prospectus explains concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this prospectus. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the April 30,
1998, statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI, call Putnam Investor Services at 1-800-521-0538. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL
OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED
OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
OR
ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS
OF
PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUNDS ARE PRESENTLY AVAILABLE AND ARE BEING
MARKETED
EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY
CONTRACT
AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS
INSURANCE COMPANIES.

ABOUT THE TRUST

The Trust
 .................................................................
This section explains the Trust's relationship to various variable annuity and variable life insurance products and advises prospective investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance product.

Investment objectives and policies of the funds
 .................................................................
Each of the funds is managed according to its own specific investment objective or objectives and identifies risks associated with a fund's investment policies. Read this section to make sure a fund's objectives are consistent with your own.

Common investment policies and techniques
 .................................................................
Certain investment policies and techniques apply to two or more of the funds. This section defines, describes, and explains these policies and techniques.

How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the Trust is managed
 .................................................................
Consult this section for information about the Trust's management, allocation of its expenses, and how it purchases and sells securities.

Organization and history
 .................................................................
In this section, you will learn when the Trust was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Sales and redemptions
 .................................................................
This section describes the terms under which shares may be purchased and redeemed by insurance company separate accounts.

Distribution plan
 ................................................................
This section tells you what distribution fees are charged against the class IB shares.

How a fund values its shares
 .................................................................
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
 .................................................................
This section describes how fund dividends are paid to various insurance separate accounts. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

Financial information
 .................................................................
This section informs you that each year you will receive semiannual and annual reports of the Trust.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to
Putnam funds and their shareholders.

APPENDIX
Securities ratings

About the Trust

THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account. Shares of the Trust are offered to these separate accounts through
Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each fund of the Trust has its own investment objective or objectives which it pursues through its own investment policies as described below. The particular objectives and policies of the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. For more information about the investment strategies employed by the funds, see
"Common investment policies and techniques." The investment objectives and policies of each fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective or objectives of a fund without shareholder approval. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective or objectives.

Additional portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate any fund or divide any fund into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

Glossary

The following terms are frequently used in this prospectus. Many of these terms are explained in greater detail under "Common investment policies and techniques."

"Putnam Management" --  Putnam Investment Management, Inc., the
Trust's investment manager

"S&P" --  Standard & Poor's

"Moody's" --  Moody's Investors Service, Inc.

"U.S. government securities" -- debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government.
Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by
Ginnie Mae, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other
U.S. government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Fannie
Mae bonds.

"CMOs" --  collateralized mortgage obligations

"Ginnie Mae" --  Government National Mortgage Association

"Fannie Mae" --  Federal National Mortgage Association

"Freddie Mac" --  Federal Home Loan Mortgage Corporation

PUTNAM VT ASIA PACIFIC GROWTH FUND

Putnam VT Asia Pacific Growth Fund's investment objective is to seek capital appreciation. In seeking capital appreciation, the fund will invest primarily in securities of companies located in Asia and in the
Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes they would help achieve the fund's objective. The fund may hold a portion of its assets in cash and high-quality money market instruments.

The fund may invest in securities of issuers located in any country in
Asia or the Pacific Basin where Putnam Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Australia, Hong Kong, India, Indonesia, Japan,
Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand.

It is anticipated that under normal market conditions the fund will
invest at least 85% of its assets in securities of companies located
in Asia and in the Pacific Basin    that     Putnam Management
believes have potential for capital appreciation. The fund will consider an issuer of securities to be located in Asia or in the Pacific Basin if it is organized under the laws of a country in Asia or the Pacific Basin and has a principal office in a country in
Asia
or the Pacific Basin, if it derives 50% or more of its total revenues
from business in Asia or the Pacific Basin, or if its equity securities are traded principally on a securities exchange in Asia or the Pacific Basin.  It is anticipated that under normal
circumstances
the fund will invest at least 65% of its assets in securities of issuers meeting at least one of the first two criteria described in the preceding sentence.  For a discussion of the risks associated with
foreign investing, see "Common investment policies and techniques
--
Foreign investments."

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and relatively less well-known companies. These companies, which typically have equity market capitalizations below $1 billion, may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Debt securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's Investors Service,
Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"), and in any event the fund will not invest in debt securities rated at the time of purchase less than Baa by Moody's and BBB by S&P, or unrated securities that Putnam Management determines are of comparable quality, if as a result more than 5% of the fund's assets would be invested in such securities. Debt securities rated Baa or BBB have speculative characteristics and adverse economic conditions may lead to a weakened capacity to pay interest and repay principal.

For a discussion of the risks associated with investing in lower-rated debt securities, see "Common investment policies and techniques -
Lower-rated and other fixed income securities."

In addition to engaging in the options and futures transactions described under "Common investment policies and techniques
--Futures
and options," the fund may purchase warrants, issued by banks and other financial institutions, whose values are based on the values of one or more stock indices.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets or in other markets outside Asia or the Pacific Basin.
See
"Common investment policies and techniques" below for a discussion of these strategies. The fund may also engage in foreign currency exchange transactions and in transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Asia Pacific Growth Fund will generally be managed in a style similar to that of Putnam Asia Pacific Growth Fund.

PUTNAM VT DIVERSIFIED INCOME FUND

Putnam VT Diversified Income Fund seeks high current income consistent with capital preservation. The fund pursues its investment objective by allocating its investments among the following three sectors of the fixed-income securities markets:

* a U.S. Government and Investment Grade Sector, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;

* a High Yield Sector, consisting of primarily high-yielding, lower-rated, higher-risk U.S. and foreign corporate fixed-income securities;
and

* an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.

Putnam Management believes that diversifying the fund's investments among these sectors, as opposed to investing exclusively in any one sector, will better enable the fund to preserve capital while pursuing its objective of high current income. Historically, the markets for
U.S. government securities, high yielding corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions.
For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High-yield corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvements in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline.
Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. Putnam Management believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.

Putnam Management will determine the amount of assets to be allocated to each of the three market sectors in which the fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Putnam Management will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector, Putnam Management will continuously review this allocation of assets and make such adjustments as it deems appropriate. Because of the importance of sector diversification to the fund's investment policies, Putnam
Management expects that a substantial portion of the fund's assets will normally be invested in each of the three market sectors. The fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are summarized below.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in premium securities, engage in foreign currency exchange transactions, transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

Putnam VT Diversified Income Fund will generally be managed in a style similar to that of Putnam Diversified Income Trust.

U.S. Government and Investment Grade Sector

The fund will invest assets allocated to the U.S. Government and Investment Grade Sector primarily in U.S. government securities. The fund may also purchase other fixed-income securities that are rated at
least BBB or Baa by a nationally recognized securities rating agency
such as S&P or Moody's, or    , if     unrated    , are
determined
by     Putnam Management    to be     of comparable quality.  In
purchasing securities for the U.S. Government and Investment
Grade
Sector, Putnam Management may take full advantage of the entire range of maturities of eligible fixed-income securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the fund will invest at least 20% of its net assets in U.S. government securities, and at least 65% of the assets allocated to the U.S. Government and Investment Grade Sector will be invested in U.S. government securities.

The fund may invest assets allocated to the U.S. Government and Investment Grade Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs and certain stripped mortgage-backed securities, that are issued by private U.S.
issuers. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -
- Mortgage-backed and asset-backed securities."

As noted above, with respect to assets allocated to the U.S. Government and Investment Grade Sector, the fund will only invest in privately issued debt securities that are rated at least BBB or Baa by a nationally recognized securities rating agency such as S&P or Moody's, or in unrated securities that Putnam Management determines are of comparable quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

Risk factors. U.S. government securities are considered among the safest of fixed-income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates.
Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of fund shares. Conversely, during periods of rising interest rates, the value of fund shares will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities, and the fund expects that its portfolio will normally be weighted towards longer maturities. Because of their added safety, the yields available from
U.S. government securities are generally lower than the yields available from comparable corporate debt securities.

While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the fund may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations.

High Yield Sector

The fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. As discussed below, however, under certain circumstances the fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The fund will not necessarily invest in the highest yielding securities available if in Putnam Management's opinion the differences in yield are not sufficient to justify the higher risks involved.

The High Yield Sector may invest in any security which is rated at least Caa or CCC by a nationally recognized securities rating agency, such as Moody's or S&P or in any unrated security that Putnam Management determines is of comparable quality. In addition, the High
Yield Sector may invest up to 5% of its net assets in securities rated below Caa or CCC by each rating agency rating such security, or in unrated securities that Putnam Management determines are of comparable quality. No more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or
CCC by a nationally recognized securities rating agency, or, if unrated, determined by Putnam Management to be of comparable quality.
Securities rated below Caa or CCC are of poor standing and may be in default.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in the Appendix to this prospectus.

The table below shows the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by
S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.

                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------             -------------      ------------------------
"AAA"                 0.04%                      --
"AA"                    --                       --
"A"                   0.06%                      --
"BBB"                 0.27%                      --
"BB"                  6.09%                    0.25%
"B"                  21.86%                    4.86%
"CCC"                 2.94%                    0.06%
"CC"                  0.34%                      --
"C"                     --                       --
"D"                   0.13%                  --
                     ------                    -----
   Total             31.73%                5.17%
                     ======                    =====

For a description of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see
"Common investment policies and techniques --Lower-rated and other fixed-income securities."

The fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The fund may also invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

The fund may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risk than investing in developed markets.

International Sector

The fund will invest the assets allocated to the International
Sector
in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:

* debt obligations issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority,
or
   by their agencies or instrumentalities;

*  debt obligations of supranational entities (described below);
and

* debt obligations and other fixed-income securities of foreign and
   U.S. corporate issuers.

When investing in the International Sector, the fund may purchase securities in any rating category without limit, provided that no more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or CCC by a nationally recognized securities rating agency, or, if unrated, determined by
Putnam Management to be of comparable quality. For discussion of the risks of investing in below investment grade securities, see "High
Yield Sector." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Putnam Management will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International
Bank for Reconstruction and Development (the World Bank), the
European
Steel and Coal Community, the Asian Development Bank, and the
Inter-
American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Putnam VT The George Putnam Fund of Boston seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

In seeking its objective, the fund may invest in almost any type of security or negotiable instrument, including cash or money market instruments. The fund's portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The proportion invested in each type of security is not fixed, although ordinarily no more than 75% of the fund's assets consist of common stocks and that portion of the value of convertible securities
attributable to conversion rights. The fund may, however, at times invest more than 75% of its assets in such securities if Putnam Management determines that unusual market or economic conditions make it appropriate to do so. The fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."

The fund may invest in both higher-rated and lower-rated fixed-income securities. See "Common investment policies and techniques --
Lower-
rated and other fixed-income securities.

The fund will invest in securities rated at least B by a
nationally
recognized securities rating agency, such as S&P or
Moody's   ,     or
unrated securities that Putnam Management determines are of comparable quality. The foregoing investment limitation will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency. Securities rated B (and comparable unrated securities) are predominantly speculative and have large uncertainties or major exposures to adverse conditions. Securities rated lower than Baa or
BBB (and comparable unrated securities) are sometimes referred to as
"junk bonds." The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are included in the appendix to this prospectus.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.






Putnam VT The George Putnam Fund of Boston will generally be managed in a style similar to that of The George Putnam Fund of Boston.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

The investment objective of Putnam VT Global Asset Allocation Fund is to seek a high level of long-term total return consistent with preservation of capital. By seeking total return, the fund seeks to increase the value of the shareholder's investment through both capital appreciation and investment income. "Total return" includes interest and dividend income, net of expenses, and realized and unrealized capital gains and losses on securities. The fund invests in a wide variety of equity and fixed-income securities both of U.S.
and foreign issuers. The fund's portfolio may include securities in the following four investment categories, which in the judgment of
Putnam Management represent large, well-differentiated classes of securities with distinctive investment characteristics:

   U.S. Equities
   International Equities
   U.S. Fixed Income
   International Fixed Income

The amount of fund assets assigned to each investment category will be reevaluated by Putnam Management at least quarterly based on Putnam
Management's assessment of the relative market opportunities and risks of each investment category taking into account various economic and market factors.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

The portion of the fund's assets invested in each investment category will be managed as a separate investment portfolio in accordance with that category's particular investment objectives and policies, independently of the fund's overall objective. The following is a description of the investment objectives and policies of each investment category:

U.S. Equities. The objective of the U.S. Equities category is to seek both capital growth and, to a lesser extent, current income through equity securities. This category's portfolio will include equity securities selected primarily to provide one or more of the following factors: growth in value, capital protection and dependable income.
Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

International Equities. The objective of the International Equities category is to seek capital appreciation. This category's portfolio will be invested in securities principally traded in foreign securities markets. These securities will primarily be common stocks or securities convertible into common stocks. Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than securities of larger, more established companies. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

U.S. Fixed Income. The objective of the U.S. Fixed Income category is to seek high current income through a portfolio of fixed-income securities which in the judgment of Putnam Management does not involve undue risk to principal or income. The U.S. Fixed Income category may invest in any fixed-income securities Putnam Management considers appropriate, including U.S. government securities, debt securities, mortgage-backed and asset-backed securities, convertible securities and preferred stocks of non-governmental issuers.

Whereas certain U.S. government securities in which the fund may invest, such as U.S. Treasury obligations and Ginnie Mae certificates, are supported by the full faith and credit of the United States, other fixed-income securities in which the fund may invest are subject to varying degrees of risk of default depending upon, among other factors, the creditworthiness of the issuer and the ability of the borrower, or, in the case of mortgage-backed securities, the mortgagor, to meet its obligations. While the credit risks presented by differing types of fixed-income securities vary, the values of all fixed-income securities change as interest rates fluctuate.

For a description of the risks associated with investments in mortgage-backed and asset-backed securities, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

International Fixed Income. The investment objective of the International Fixed Income category is to seek high current income by investing principally in debt securities denominated in foreign currencies which are issued by foreign governments and governmental or supranational agencies. This category may also invest in other privately issued debt securities, convertible securities and preferred stocks principally traded in foreign securities markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

General. Putnam Management will adjust the percentage of the fund's assets in each investment category from time to time based upon its market outlook and its analysis of longer-term trends. The fund may from time to time invest in all or any one of the investment categories as Putnam Management may consider appropriate in response to changing market conditions.

The fund will not purchase fixed-income securities rated below
Caa or
CCC by each nationally recognized securities rating agency, such as
S&P or Moody's, rating such security or, if unrated, determined by
Putnam Management to be of comparable quality, if, as a result more than 5% of the fund's total assets would be invested in securities of that quality. In addition, the fund will not purchase fixed-income securities rated at the time of purchase below Baa or BBB by each rating agency rating such security, or, if unrated, determined to be of comparable quality by Putnam Management, if, as a result, more than
35% of the fund's total assets would be invested in securities of that quality.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency.

For a description of the risks of investing in fixed-income securities, including lower-rated fixed-income securities
(commonly
known as "junk bonds"), see "Common investment policies and techniques
-- Lower-rated and other fixed-income securities."

PUTNAM VT GLOBAL GROWTH FUND

Putnam VT Global Growth Fund seeks capital appreciation. The fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration. In seeking capital appreciation, the fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.
The fund may at times invest up to 100% of its assets in securities principally traded in securities markets outside the United States, and will, under normal market conditions, invest at least 65% of its assets in at least three different countries, one of which may be the
United States. In unusual market circumstances where Putnam Management, believes that foreign investing may involve undue risks,
100% of the fund's assets may be invested in the United States. The fund may hold a portion of its assets in cash and money market instruments.

The fund will not limit its investments to any particular type of company. It may invest in companies, large or small, whose earnings
Putnam Management believes to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities Putnam Management believes to be undervalued. It may invest in small and relatively less well-known companies. Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than prices of securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a globally diversified portfolio,
Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which
Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may enter into other types of "over-the-counter" transactions with broker-dealers or other financial institutions such as "swap" contracts, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund.
Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same times, or at the same prices, as if it had purchased comparable publicly traded securities.

Putnam VT Global Growth Fund will generally be managed in a style similar to that of Putnam Global Growth Fund.

PUTNAM VT GROWTH AND INCOME FUND

Putnam VT Growth and Income Fund seeks capital growth and current income as its investment objectives. The fund invests primarily in common stocks that offer potential for capital growth, current income, or both. The fund may also purchase corporate bonds, notes and debentures, preferred stocks, convertible securities (both debt securities and preferred stocks) or U.S. government securities, if
Putnam Management determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors.
The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed
20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments." The fund may invest in both higher-rated and lower-rated fixed-income securities. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

The fund may hold a portion of its assets in cash and money market instruments. The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Growth and Income Fund will generally be managed in a style similar to that of The Putnam Fund for Growth and Income.

PUTNAM VT HEALTH SCIENCES FUND

Putnam VT Health Sciences Fund seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries, except when Putnam Management believes alternative strategies are appropriate to protect the fund against a market decline.

The fund concentrates its investments in a limited group of industries. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

The fund invests mainly in common stocks of companies in the health
sciences industries, but may also invest a portion of its assets in
other industries and may invest in fixed-income   securities.
The
fund seeks to purchase securities that will rise in value; current income is only a minor consideration. The fund invests primarily in common stocks, but may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if
Putnam Management believes they would help achieve the fund's objective of capital appreciation. The fund may hold a portion of its assets in cash and money market instruments.

The health sciences industries

The fund provides investors with a portfolio of companies in the health sciences industries. The health sciences industries include companies that Putnam Management considers to be principally engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases, disorders or other medical conditions. The following examples illustrate the wide range of products and services provided by these industries:

    * Pharmaceuticals, including ethical (prescription) and proprietary (nonprescription) drugs, drug administration products, and chemical or biological components used in diagnostic testing.

    * Health care services, including hospitals, clinical test laboratories, convalescent and mental health care facilities, rehabilitation centers, and products and services for home health care.

    * Applied research and development, including scientific research toward developing drugs, processes and technologies
         with possible commercial applications.

    * Medical equipment and supplies, including sophisticated electronic equipment used in chemical analysis and diagnostic testing, surgical and medical instruments,
and
         other special products.

Putnam Management considers a particular company to be "principally engaged" in the health sciences industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from those industries. Under normal market conditions, the fund will invest at least 65% of its assets in securities of issuers meeting at least one of these 50% tests. Putnam Management also considers a company to be
"principally engaged" in these industries if it believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in the health sciences industries. The fund does not anticipate that companies in the latter category will represent more than 15% of the fund's investments in the health sciences industries.

While the fund's portfolio will normally include securities of established suppliers of traditional products and services, the fund may invest without limit in smaller companies which may benefit from the development of new products and services. While many major U.S.
corporations are involved in the health sciences industries, smaller and less seasoned companies represent a substantial portion of this field, particularly in the area of emerging medical technologies. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies, and only in the over-the-counter market or on a regional securities exchange. As a result, the prices of these securities may fluctuate more erratically, and to a greater degree, than the prices of securities of other issuers.

Because the fund's investments are concentrated in the health sciences industries, the value of its shares is especially affected by factors relating to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risk of rapid obsolescence caused by technological and scientific advances. In addition, the health sciences industries are generally subject to greater government regulation than many other industries.
Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities and equipment by health care providers. Changes in reinvestment rates and methods, including changes in governmental payment systems and the increased use of managed care arrangements, may affect the revenues and expenses of health care service providers.

The fund is a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that, with respect to 50% of its total assets, the fund may not invest more
than 5% of its total assets in the securities of any one issuer (except U.S. government securities). With respect to the remaining
50% of the fund's total assets, the fund may invest up to 25% of its
total assets in the securities of each of any two issuers (and may
invest without limit in U.S. government securities).          To
the
extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

The fund may invest in securities   , including but not limited
to,
those companies in the health sciences industries, principally traded in foreign markets, and expects that such investments will not ordinarily exceed 30% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT Health Sciences Fund will generally be managed in a style similar to that of Putnam VT Health Sciences Trust.

PUTNAM VT HIGH YIELD FUND

The primary investment objective of Putnam VT High Yield Fund is to seek high current income. Capital growth is a secondary objective when consistent with high current income.

The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly known as
"junk bonds"), constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. Normally, at least 80% of the fund's assets will be invested in debt securities, convertible securities or preferred stocks that are consistent with its primary investment objective of high current income. The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income. The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."
The fund may also invest in premium securities, engage in foreign currency exchange transactions, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery.
See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam
Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund seeks its secondary objective of capital growth, when consistent with its primary objective of high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or as a result of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Putnam Management believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies which have the potential for significant growth. These securities may involve greater risks than the securities of larger, more established issuers.

The fund may generally invest in any security which is rated at least
Caa or CCC by a nationally recognized securities rating agency, such as S&P or Moody's, or in any unrated security which Putnam Management determines is of comparable quality. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative.
The fund may invest up to 15% of its assets in securities rated below
Caa or CCC by each rating agency rating such security, including securities in the lowest rating category of each rating agency, or in unrated securities Putnam Management determines are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. For a discussion of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see "Common investment policies and techniques --Lower-rated and other fixed-income securities." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

The table below shows the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by
S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.


                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------           -----------------    ------------------------
"AAA"                0.47%                     --
"AA"                   --                      --
"A"                  0.18%                     --
"BBB"                0.70%                     --
"BB"                13.29%                   0.21%
"B"                 57.36%                  13.40%
"CCC"                5.44%                   0.11%
"CC"                 0.81%                     --
"C"                    --                      --
"D"                  0.33%                     --
                    ------                  ------
Total               78.58%                  13.72%
                    ======              =    =====

The fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

Putnam VT High Yield Fund will generally be managed in a style similar to that of Putnam High Yield Advantage Fund.

PUTNAM VT INTERNATIONAL GROWTH FUND

Putnam VT International Growth Fund seeks capital appreciation.

The fund seeks its objective by investing primarily in equity securities of companies located in a country other than the United
States. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants to purchase common or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes purchasing them would help achieve the fund's objective. The fund will, under normal circumstances, invest at least 65% of its total assets in securities of issuers located in at least three different countries other than the United States. The fund may hold a portion of its assets in cash or money market instruments.

The fund will consider an issuer of securities to be "located in a country other than the United States" if it is organized under the laws of a country other than the United States and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside the United States.

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings Putnam Management believes are to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are, in the opinion of Putnam
Management, undervalued. It may invest in small and relatively less well-known companies which meet these characteristics.

Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets for financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a diversified portfolio of foreign securities, Putnam Management attempts to reduce the risks associated with being invested in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and
techniques --
Foreign investments."  The fund may invest in securities of
issuers in
emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risk than investing in
developed markets   . See     "Common investment policies and
techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth Fund will generally be managed in a style similar to that of Putnam International Growth Fund.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

Putnam VT International Growth and Income Fund seeks capital growth.
Current income is a secondary objective.

The fund will invest primarily in common stocks that Putnam Management believes offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.
The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the United States. The fund may invest in securities of issuers in emerging market countries, as well as securities of issuers in more developed countries. Investing in emerging market countries involves special risks. For a discussion of the risks of foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also purchase corporate bonds, notes and debentures, preferred stocks, securities convertible into common stock or other equity securities, or U.S. or foreign government securities if Putnam
Management determines that their purchase would help further the fund's investment objectives.

The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. When selecting portfolio securities for the fund that have the potential for capital growth, Putnam Management will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

The fund may invest a portion of its assets in securities of small-capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may experience some difficultly in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Common stocks of foreign issuers have historically offered lower yields than common stocks of comparable U.S. issuers. In addition, foreign withholding taxes may further reduce the amount of income available for distribution to fund shareholders. As a result, the fund's yield is expected to be lower than that of funds with similar investment objectives that invest primarily in U.S. issuers. See "How the fund makes distributions to shareholders."

The fund may invest in fixed-income securities rated at least C by a nationally recognized securities rating agency, such as S&P or Moody's, and in unrated securities which Putnam Management determines to be of comparable quality. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth and Income Fund will generally be managed in a style similar to that of Putnam International Growth and
Income Fund.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Putnam VT International New Opportunities Fund seeks long-term capital appreciation.

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.
The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Management believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam
Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector.
The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging markets."
Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion.
These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation.
The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International New Opportunities Fund will generally be managed in a style similar to that of Putnam International New
Opportunities Fund.

PUTNAM VT INVESTORS FUND

Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth. The fund is designed for investors seeking long-term growth of capital from a portfolio primarily consisting of quality common stocks.

Putnam VT Investors Fund invests primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term. Though common stocks are normally the fund's main investments, the fund may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if
Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or money market instruments.

In seeking the fund's objective of long-term growth of capital, Putnam
Management considers three main factors:

    1.   The general outlook for the economy.

    2. A study of various industries to determine those with the best

possi

bilit

ies

for

long-

term

growt

h.

    3. A detailed study of what appear to be the most promising individual companies.

In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam Management believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position will prove more profitable in the long run than simply seeking current dividend income. Although the fund's investments are not limited to any particular type of company, Putnam Management currently expects that the fund will invest a substantial portion of its assets in common stocks of companies with equity market capitalizations of more than $1 billion. The fund may also invest in common stocks of companies with equity market capitalizations below this level. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may change in value more than those of larger, more established companies.

   The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time. For a discussion of risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments.
The fund may engage in a variety of foreign currency exchange transactions in connection with it foreign investment, including transactions involving futures contracts, forward contracts and options.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.



Putnam VT Investors Fund will generally be managed in a style similar to that of Putnam Investors Fund.

PUTNAM VT MONEY MARKET FUND

Putnam VT Money Market Fund seeks as high a rate of current income as
Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. It is designed for investors seeking current income with stability of principal.

The fund invests in a portfolio of high-quality money market instruments. Examples of these instruments include:

* bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite
   period of time and earning a specified return.

* bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the
   bank has unconditionally agreed to pay the face value of the instrument on maturity.

* prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

* corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

* municipal obligations: high-grade, short-term municipal obligations.

* U.S. government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government
or
   by its agencies or instrumentalities.

* repurchase agreements: contracts under which the fund acquires
   U.S. Treasury or U.S. government agency obligations for a relatively short period subject to the agreement of the seller to
   repurchase and the fund to resell such obligations at a fixed time and price (representing the fund's cost plus interest).

The fund will invest only in high-quality securities that Putnam Management believes present minimal credit risk. High-quality securities are securities rated at the time of acquisition in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or if the security is unrated, judged to be of equivalent quality by Putnam Management. The fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days.
The fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

The fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion
(or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders will be notified and this prospectus supplemented.

Considerations of liquidity and preservation of capital mean that the fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The fund will also invest to take advantage of what Putnam Management believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the fund, may result in frequent changes in the fund's portfolio. Portfolio turnover may give rise to capital gains. The fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities. See "Management -- Portfolio Transactions -- Brokerage and research services" in the SAI for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

The value of the securities in the fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the fund's investment policies are designed to minimize these changes and maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

The fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of Putnam Management, the yield, marketability and availability of investments meeting the fund's quality standards in those industries justify any additional risks associated with the concentration of the fund's assets in those industries. The fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to Putnam Management's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the fund.

The fund may invest without limit in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposits and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the fund to investment risks different from those associated with domestic investments. For a discussion of the risks associated with foreign investments, See "Common investment policies and techniques -- Foreign investments."

The fund may also lend its portfolio securities. For a discussion of this strategy and the risks associated with it, see "Common investment policies and techniques" below.

Insurance

The fund, along with four other Putnam money market funds, has purchased insurance, which, among other things, will insure the fund against a decrease in the value of a security held by it due to the issuer's default or bankruptcy. Most securities and instruments in which the funds invest, other than U.S. Government securities, are covered by this insurance. Although the insurance, which is subject to certain conditions, may provide the fund with some protection in the event of a decrease in value of certain of its portfolio securities due to default or bankruptcy, the policy does not insure or guarantee that the fund will maintain a stable net asset value of $1.00 per share.

The maximum amount of total coverage under the policy is $30 million,
subject to a deductible in respect of each loss equal to the lesser of
$1 million or 0.30% of the fund's net assets.  As of March 31,
1998,
the fund's net assets totaled    $387.78 million    .  Each of
the
money market funds that has purchased the insurance has access to the full amount of insurance under the policy, subject to the deductible.
Accordingly, depending upon the circumstances, the fund may not be entitled to recover under the policy, even though it has experienced a loss that would otherwise be insurable.

Putnam VT Money Market Fund will generally be managed in a style similar to that of Putnam Money Market Fund.

PUTNAM VT NEW OPPORTUNITIES FUND

Putnam VT New Opportunities Fund seeks long-term capital appreciation.
The fund seeks its objective by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

    The fund will generally invest in companies which Putnam Management identifies as offering the best prospects for long-term growth within a particular sector.  Current dividend income is only an
incidental consideration. The fund invests primarily in common stocks, but may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective of
capital appreciation.  The fund may invest in    foreign
securities        , and expects that such investments will not
ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See
"Common investment policies and techniques" below for a discussion of these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management has identified the following sectors of the economy, and examples of industries within these sectors, as having an above-average growth potential over the next three to five years:

    Personal Communications - long distance telephone, competitive local exchange carriers, cellular telephone, paging, personal communication networks;

    Media/Entertainment - cable television system operators, cable television network programmers, casino operators, film entertainment providers, theme park operators, radio and television stations, billboard advertising providers;

    Medical Technology/Cost-Containment - home and outpatient care, medical device companies, biotechnology, health care information services, physician practice management, managed care providers;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology -         database software,
application
    software, entertainment software, networking software, computer systems integrators, information services companies, semiconductors, manufacturing technology;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming -         retailers, restaurants,
hotel
    chains, travel companies, consumer franchise companies and other consumer product or service companies able to provide quality products or services at lower prices or offering greater perceived
    value than competitors.

In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current judgment of the sectors of the economy which offer the most attractive growth opportunities. The fund will not necessarily be invested in each of the seven market sectors at all times. Such sectors are likely to change over time and may include a variety of industries.
Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector.

The fund will invest in securities    that     Putnam Management
believes offer above-average long-term growth opportunities. As a result of the fund's long-term investment strategy, it is possible that the fund's total return over certain periods may be less than that of other equity investment vehicles.

The fund seeks to invest in companies that offer above-average growth prospects in their particular sector of the economy, without regard to a company's size. Companies in the fund's portfolio will range from small, rapidly growing companies to larger, well-established firms.
It may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The fund will normally emphasize investments in particular economic sectors. Although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on particular sectors of the economy may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of a more diversified investment company.

Putnam VT New Opportunities Fund will generally be managed in a style similar to that of Putnam New Opportunities Fund.

PUTNAM VT NEW VALUE FUND

Putnam VT New Value Fund seeks long-term capital appreciation.

The fund will invest primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam
Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, current and projected dividend rates, competitive position and current and projected future earnings. Putnam Management currently expects that a portion of the fund's investments will include common stocks that offer the potential for above-average current income.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments.

The fund may invest in both higher-rated and lower-rated
fixed-income
securities, and is not subject to any restrictions based on
credit
ratings.  See "Common investment policies and techniques --
Lower-
rated and other fixed-income securities.   "

The fund may also hold a portion of its assets in cash or
high-quality
money market instruments.      The fund may also engage in
foreign
currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT New Value Fund will generally be managed in a style similar to that of Putnam New Value Fund.

PUTNAM VT OTC & EMERGING GROWTH FUND

Putnam VT OTC & Emerging Growth Fund seeks capital appreciation. The fund invests primarily in common stocks traded in the over-the-counter
("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges. The fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. The fund may trade securities for short-term profits.

The fund invests primarily in common stocks of small- to medium-sized companies with equity capitalizations of less than $5 billion that
Putnam Management, believes have potential for capital appreciation significantly greater than that of the market averages. Under normal market conditions, the fund will invest at least 65% of its total assets in common stocks that are traded in the OTC market (that is, stocks not listed on any national, regional or foreign stock exchange) or are issued by "emerging growth" companies. "Emerging growth" companies are companies determined by Putnam Management to have
 a
leading or proprietary position in a growing industry or gaining market share in an established industry, particularly companies which have developed a new way to do business within that industry.
These
companies may range from
startups,
 or recently organized
companies,
 to
mature companies with
long,
 established
operating histories.


The companies in which the fund invests may offer greater opportunities for capital appreciation than larger, more established companies, but investments in such companies may involve certain special risks. OTC listed and emerging growth companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. Many OTC and emerging growth stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may fluctuate more sharply than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

Though common stocks are normally the fund's main investment, it may
also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities without being subject to any limitation based on securities ratings if Putnam
Management
believes they would help achieve the fund's objective.
Securities in
the lower-rated categories are considered to be primarily
speculative
and may be in default.  See "Common investment techniques --
Lower-
rated and other fixed income securities."          Dividend and
interest income is not a consideration in the selection of portfolio investments.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may hold a portion of its assets in cash and money market instruments.
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets although the fund's investments in foreign securities may exceed this amount. For a discussion of the risks associated with foreign investments, see "Common investment techniques -- Foreign investments."

Putnam VT OTC    &     Emerging Growth Fund will generally be
managed
in a style similar to that of Putnam OTC    &     Emerging Growth
Fund.

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

Putnam VT U.S. Government and High Quality Bond Fund seeks current income consistent with preservation of capital. The fund invests primarily in U.S. government securities and in other debt obligations rated at least A by a nationally recognized securities rating agency, such as S&P or Moody's, or, if not rated, determined by Putnam Management to be of comparable quality. For a more detailed description of security ratings, see the Appendix to this prospectus.
The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam
Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency.

Putnam Management will allocate the fund's assets between U.S. government securities and other high quality bonds, depending on its assessment of market conditions and the relative investment returns available from such securities. The fund will not, however, make any investment, if, as a result, less than 25% of the value of its assets would be invested in U.S. government securities. The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."
The fund may also invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these strategies and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.
The
fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam Management may take full advantage of the entire range of maturities of U.S. government securities and other high quality bonds and may adjust the average maturity of the fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (less than one year to five years, for example) and at other times may be relatively long (more than 10 years, for example).

The fund may also invest in high quality mortgage-backed and asset-backed securities. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

U.S. government securities and other high quality bonds do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from U.S. government securities and other high quality bonds are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities and other high quality bonds change as interest rates fluctuate. Fluctuations in the value of the fund's securities will not affect interest income on securities already held by the fund, but will be reflected in the fund's net asset value. Since the magnitude of these fluctuations generally will be greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

The investment objective of Putnam VT Utilities Growth and Income
Fund
is to seek capital growth and current income. The fund concentrates its investments in securities issued by companies in the public utilities industries.

The fund will seek its objective by investing under normal circumstances at least 65% of its total assets in equity and debt securities of companies in the public utilities industries. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks.
The fund may invest up to 20% of its total assets in securities that are rated below BBB or Baa by a nationally recognized securities rating agency, such as S&P or Moody's, or, if unrated, are determined by Putnam Management to be of comparable quality. The fund is not subject to any other restrictions based on securities ratings. Securities rated below BBB and Baa (and comparable unrated securities) are commonly known as "junk bonds." See "Common investment policies and techniques" for a discussion of lower-rated and other fixed-income securities and the risks associated with them. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. The fund may invest in debt and equity securities of issuers in other industries if Putnam Management believes they will help achieve the fund's objective.

Companies in the public utilities industries include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric or gas energy or other types of energy and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies engaged in public broadcasting or cable television).
Putnam Management deems a particular company to be in the public utilities industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

The portion of the fund's assets invested in equity securities and in debt securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. Although the fund expects that in the near term it will invest substantial portions of its assets in both equity securities and in debt securities, the fund may invest all of its assets in either equity or debt securities. The fund may hold a portion of its assets in cash and money market instruments.

The fund may invest up to 25% of its assets in securities principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Since the fund's investments are concentrated in the utilities industries, the value of its shares can be expected to change in response to factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Many utility companies, especially electric, gas and other energy-related utility companies, have historically been subject to risks of increase in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, changes in technology which may render existing plants, equipment or products obsolete, the effects of energy conservation and operating constraints, and increased costs and delays associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital. Generally, prices charged by utilities are regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that utility companies earn a return sufficient to allow them to attract capital in order to grow and continue to provide appropriate services.
There can
be no assurance that such pricing policies or rates of return will continue in the future.

In recent years, regulatory changes in the United States have increasingly allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utility services to become a significant part of the utilities industries. Putnam Management believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Although Putnam Management seeks to take advantage of favorable investment opportunities that may arise from these structural changes, there can be no assurance that the fund will benefit from any such changes.

Foreign utility companies may be more heavily regulated than U.S. utility companies, which may result in increased costs or otherwise adversely affect the operations of such companies. The securities of foreign utility companies also often have lower dividend yields than
U.S. utility companies. The fund's investments in foreign issuers may include recently privatized enterprises, in which the fund's participation may be limited or otherwise affected by local law. There can be no assurance that governments with privatization programs will continue such programs or that privatization will succeed in such countries. In addition, the stock of certain of these enterprises may be held by a small group of stockholders, whose sale of a portion or all of the stock may adversely affect the value of the stock of any such enterprise.

Investments in securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than would likely be the case with investments in securities with higher credit ratings.
The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security would serve the fund's investment objective.

The fund is "non-diversified." This means that it may invest its assets in a limited number of issuers. In order to qualify as a "regulated investment company" under the Internal Revenue Code (see
"How a fund makes distributions to shareholders; tax information" below), the fund generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus the fund may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the limited number of issuers in the public utilities industries, the fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of industries. This practice involves an increased risk of loss to the fund if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline.

Putnam VT Utilities Growth and Income Fund will generally be managed in a style similar to that of Putnam Utilities Growth and Income Fund.
Because the latter fund is "diversified," however, Putnam VT
Utilities
Growth and Income Fund's portfolio may consist of securities of a smaller number of issuers than the portfolio of that fund.

PUTNAM VT VISTA FUND

Putnam VT Vista Fund seeks capital appreciation. It is designed for investors seeking above-average capital growth potential, which involves certain risks.

The fund invests in a diversified portfolio of common stocks which
Putnam Management believes have the potential for above-average capital appreciation. These may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well known companies. Putnam Management expects that, under normal market conditions, the fund will generally invest principally in the equity securities of medium-sized companies. While the definition of "medium-sized" companies will change over time in response to market conditions, Putnam Management believes that such companies currently include those in the Russell Midcap Growth Index, as well as other companies with equity market capitalizations ranging from approximately $450 million to $10 billion. Such securities are often referred to as "midcap stocks."

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position, projected future earnings and dividends, and other investment criteria. Current income will be only an incidental consideration in the selection of investments.

Investment opportunities may be sought among securities of large, widely traded companies as well as securities of smaller, less well-known companies. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

The fund may at times invest a portion of its assets in common stocks
Putnam Management believes are significantly undervalued. In selecting such common stocks, Putnam Management will focus on industries and issuers it considers to have particular possibilities for long-term capital appreciation due to potential growth of earnings which, in the judgment of Putnam Management, is not fully reflected in current market prices. In selecting undervalued securities, Putnam
Management may make investment judgments contrary to those of most investors.

Although common stocks are normally the fund's main investments, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam
Management believes they would help achieve the fund's objective of capital appreciation. The fund may purchase debt securities rated at the time of purchase at least C by a nationally recognized securities rating agency, such as S&P or Moody's, and unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under
"Common investment policies and techniques -- Lower-rated and other fixed-income securities." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. The fund may also hold a portion of its assets in cash or money market instruments and may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT Vista Fund will generally be managed in a style similar to
Putnam Vista Fund.

PUTNAM VT VOYAGER FUND

Putnam VT Voyager Fund seeks capital appreciation. It is designed for investors willing to assume above-average risk in return for above-average capital growth potential. The fund invests primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages. The fund may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash and money market instruments and may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well-known issuers. The fund generally invests a portion of its assets in the securities of small- to medium-sized companies with equity market capitalizations of less than $3 billion. Investing in these companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

Putnam VT Voyager Fund will generally be managed in a style similar to
Putnam Voyager Fund.

GENERAL

As indicated above, certain of the funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart funds invest, and consequently will not have identical portfolios or experience identical investment results.

COMMON INVESTMENT POLICIES AND TECHNIQUES

Diversification policies

Each fund (other than Putnam VT Diversified Income Fund   ,
Putnam VT
Health Sciences Fund     and Putnam VT Utilities Growth and
Income
Fund) is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to
75% of its total assets a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Limiting investment risk

Specific investment restrictions help to limit investment risks for each fund's shareholders. These restrictions prohibit a fund with respect to 75% of its total assets (with respect to 50% of its total assets in the case of Putnam VT Utilities Growth and Income Fund,) more than 10% of the voting securities of any one issuer.* They also prohibit a fund from investing more than:

(a) (with respect to 75% of total assets for all funds other than
Putnam VT Utilities Growth and Income Fund and    Putnam VT
Health
Sciences Fund     with respect to 50% of its total assets for
Putnam
VT Utilities Growth and Income    Fund and Putnam VT Health
Sciences     Fund) 5% of its total assets in securities of any
one
issuer other than the U.S. government;*

(b) 25% of its total assets in any one industry (securities of the
U.S. government, its agencies or instrumentalities are not
considered
to represent any industry); except that Putnam VT Utilities
Growth and
Income Fund may invest more than 25% of its assets in any of the
public utilities industries    and Putnam VT Health Sciences Fund
may
invest more than 25% of its assets in the health sciences
industries    ; and except that Putnam VT Money Market Fund may
invest
more than 25% of its assets in (i) the banking industry, (ii) the personal credit institution or business credit institution industries or (iii) any combination of the above, when, in the opinion of Putnam
Management yield differentials make such investments desirable.*

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

The Money Market Fund has not invested more than 10% of its net assets in the types of securities listed in item (c) and has no current intention of doing so.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the SAI for the full text of these policies and other fundamental policies. Except as otherwise noted in the SAI, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

Defensive strategies

At times, Putnam Management may judge that conditions in the securities markets make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without limit in cash or cash equivalents, money-market instruments, short-term bank obligations, high-rated fixed-income securities or preferred stocks or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.  A high portfolio turnover for a fund may lead to
higher brokerage costs.  Portfolio turnover rates for the    most
recent fiscal year end     of each fund (other than Putnam VT The
George Putnam Fund of Boston, Putnam VT Health Sciences Fund,
Putnam
VT Investors Fund and Putnam VT OTC & Emerging Growth
Fund   ,
each of which commenced operations on April 30, 1998, and Putnam
VT
Money Market Fund, for which portfolio turnover rates are not required to be disclosed by the Securities and Exchange Commission) were as follows:

Putnam VT Asia Pacific Growth Fund           102.92%
Putnam VT Diversified Income Fund            282.56%
Putnam VT Global Asset Allocation Fund       181.05%
Putnam VT Global Growth Fund                 158.37%
Putnam VT Growth and Income Fund              64.96%
Putnam VT High Yield Fund                     84.61%
Putnam International Growth Fund              75.18%
Putnam International Growth and Income Fund   53.20%
Putnam International New Opportunities Fund  131.89%
Putnam VT New Opportunities Fund              71.78%
Putnam VT New Value Fund                      64.15%
Putnam VT U.S. Government and High           194.29%
  Quality Bond Fund
Putnam VT Utilities Growth and Income Fund    42.46%
Putnam VT Vista Fund                          75.43%
Putnam VT Voyager Fund                        82.00%

While it is impossible to predict a fund's portfolio turnover rate,
Putnam Management, based on its experience, believes that such rate
will not exceed 150% for Putnam VT The George Putnam Fund of
Boston,
        Putnam VT Health Sciences Fund   and     Putnam VT
Investors
Fund,    and     300% for Putnam VT OTC & Emerging Growth Fund.

Investments in premium securities

To the extent described above, certain of the funds may invest in securities bearing coupon rates higher than prevailing market rates.
Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

A fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the fund's risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on a fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare the fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Foreign investments

Each fund may invest in securities of foreign issuers including securities that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares (other than Putnam VT Money Market
Fund)
may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. Each fund (other than
Putnam VT Money Market Fund) may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject a fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in
U.S. markets.

In addition, a fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries.
Dividends or
interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the fund's assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries.
The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's investments in securities of issuers located in emerging market countries may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructurings, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F.
Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

Each fund expects that its investments in foreign securities generally will not exceed the percentage of its total assets indicated above in its relevant section, although its investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

Foreign currency exchange transactions

To the extent described above, certain of the funds may engage in foreign currency exchange transactions to manage their exposure to foreign currencies. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging"). Each such fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law.

A fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may also purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes, a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes, a fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, a fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Each fund may also engage in non-hedging currency transactions.
For
example, Putnam Management may believe that exposure to a
currency is
in the fund's best interest but that securities denominated in that
currency will not assist the fund in meeting its objective.  In that
case the fund may        , for example,    purchase     a
currency
forward contract or option in order to increase its exposure to the currency.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Futures and options."
The
SAI also contains additional information concerning a fund's use of foreign currency exchange transactions.

Futures and options

Futures and options on futures. To the extent described above, each fund may buy and sell stock index futures contracts ("index futures").
An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time a fund enters into and terminates an index futures transaction, the fund realizes a gain or loss. A fund may also, to the extent consistent with its investment objectives and policies, buy and sell call and put options on index futures or stock indexes. A fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment. In addition, if a fund's investment policies permit it to invest in foreign securities, such fund may invest in futures and options on foreign securities, for hedging purposes and for nonhedging purposes. The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

To the extent described above, each fund may also buy and sell futures contracts and related options with respect to U.S. government securities and options directly on U.S. government securities. Putnam
Management believes that, under certain market conditions, price movements in U.S. government securities futures and related options may correlate closely with securities in which such funds may invest and may, as a result, provide hedging opportunities for the funds.
Such funds may engage in U.S. government securities futures and related options transactions for hedging purposes and for nonhedging purposes, such as to substitute for direct investment or to manage their effective duration. Duration is a commonly used measure of the longevity of debt instruments.

Options. As described above, certain of the funds may, to the extent consistent with their investment objectives and policies, seek to increase current return by writing covered call and put options on securities such funds own or in which they may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also, to the extent consistent with its investment objectives and policies, buy and sell put and call options, including combinations of put and call options on the same underlying security.
The use of these strategies may be limited by applicable law.

Risks related to options and futures strategies

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a fund's ability to terminate its options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if
Putnam Management believes that a liquid secondary market exists for such option or futures contract, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that a fund will enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund.
Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the securities, currencies or indexes underlying the futures and options purchased and sold by a fund, of the option or futures contract itself, and of the securities or currencies which are the subject of a hedge. The successful use of these strategies further depends on the ability of
Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Lower-rated and other fixed-income securities

As described above, certain of the funds may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories of a nationally recognized rating agency (below Baa or BBB) or from unrated securities of comparable quality.
Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this prospectus.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earning prospects.

At times, a substantial portion of fund assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam
Management believes it advisable to do so, or a fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect the fund's net asset value.

The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized securities rating agencies in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund which invests in lower-rated securities before allocating a portion of their insurance investment to a fund that invests in such securities.

The lower ratings of certain securities held by a fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by a fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, a fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by a nationally recognized securities rating agency, such as Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When a fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam
Management will monitor the investment to determine whether continued investment in the security will assist in meeting a fund's investment objective.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security.
Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.
Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments.
Accordingly, such bonds may involve greater credit risks than bonds that pay interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.

Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

        Each fund (other than Putnam VT Money Market Fund) may invest up to 15% of its assets in illiquid securities. Putnam Management believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illiquidity, the fund may not be able to sell these securities when Putnam Management considers it desirable to do so or may have to sell them at less than fair market value.

Mortgage-backed and asset-backed securities

As described above, certain of the funds may invest in asset-backed and mortgage-backed securities, including CMOs and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent participations in, or are secured by, mortgage loans and include:

-    Certain securities issued or guaranteed by the U.S.
government
     or one of its agencies or instrumentalities;

- Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.

Each fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.
Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund (other than Putnam VT Money Market Fund) may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund (except Putnam VT
Money
Market Fund) may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. For funds other than Putnam VT Money Market Fund,
"yield"    for each class     is calculated by dividing the
annualized
net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is
calculated
in accordance with SEC regulations and may differ from net
investment
income as determined for tax purposes.  SEC regulations require that
net investment income be calculated on a "yield-to-maturity"
basis,
which has the effect of amortizing any premiums or discounts in the
current market value of fixed-income securities.  The current dividend
rate is based on net investment income as determined for tax purposes,
which may not reflect amortization in the same manner.  See
"Common
investment policies and techniques -- Investments in premium
securities."  For Putnam VT Money Market Fund, "yield"    for
each
class     represents an annualization of the change in value of
an
investment (excluding any capital changes) in the fund for a specific
seven-day period; "effective yield"    for each class
compounds
that yield for a year and is, for that reason, greater than the fund's yield.

"Total return" for the one-, five- and ten-year periods (or for the
life of a    class    , if shorter) through the most recent
calendar
quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund. Total return may also be presented for other periods. To the extent that there is a difference between the total return and yield quoted for Putnam VT Money Market Fund, yield will more closely effect the current earnings of the fund.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective or objectives and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

For performance information through the funds' most recent fiscal year, see "Investment Performance of the Trust" in the SAI.

HOW THE TRUST IS MANAGED

The Trustees are responsible for generally overseeing the conduct of
Trust business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the
Trust's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on average net assets. See the SAI.

Putnam Management's Global Asset Allocation Committee has primary responsibility for the day-to-day management of Putnam VT Global
Asset
Allocation Fund.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:

                                  Business experience
Fund name              Year       (at least 5 years)
---------------------  -------    -------------------------
Putnam VT Asia Pacific
 Growth Fund

David K. Thomas        1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.

Paul Warren            1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1997.  Prior to May,
1997,
                                  Mr. Warren was a Director at
IDS
                                  Fund Management.  Prior to
August,
                                  1994,    Mr. Warren     was a
                                  Director at Pilgrim Baxter
                                  Associates and prior to March,
                                  1994, Mr. Warren was a Director
at
                                  Prudential Asia.

Putnam VT Diversified
  Income Fund

William Kohli          1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to
September,
                                  1994, Mr. Kohli was Executive
Vice
                                  President, and Co-Director of
                                  Global Bond Management and,
prior
                                  to October, 1993, Mr. Kohli was
                                  Senior Portfolio Manager at
                                  Franklin Advisors/Templeton
                                  Investment Counsel.

   Jennifer E. Leichter           1993 Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1987.

Michael Martino        1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to January,
                                  1994, Mr. Martino was employed
by
                                  Back Bay Advisors in the
positions
                                  of Executive Vice President and
                                  Chief Investment Officer.

Gail S. Attridge       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since November,
                                  1993.  Prior to November,
                                  1993, Ms. Attridge was an
                                  Analyst at Keystone Custody
                                  International.



Robert M. Paine        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.



Putnam VT The George
 Putnam Fund of Boston

Edward P. Bousa                   Employed as an investment
Senior
Vice President         1998       professional by Putnam
                                          Management since
                                     1992    .

Putnam VT Global
 Growth Fund

Anthony W. Regan       1996       Employed as an investment
Senior Managing Director          professional by Putnam
Management
                                  since 1987.



Michael K. Arends      1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since November, 1997.  Prior to
                                  1997, Mr. Arends was employed
by
                                  Phoenix Duff & Phelps as a
Managing
                                  Director, Equities.  Prior to
                                  August, 1994, Mr. Arends was
                                  employed as a Portfolio Manager
                                  with Kemper Financial Services.

Ami T. Kuan Danoff     1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1993.
                       Prior to April, 1993, Ms. Danoff attended
the
                       MIT Sloan School of Management.


Kelly A. Morgan        1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1996.  Prior to December,
                                  1996, Ms. Morgan was a Senior
Vice
                                  President at Alliance Capital
                                  Management L.P.

Robert Swift           1996       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to August,
1995,
                                  Mr. Swift was Director and
Senior
                                  Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

Putnam VT Growth and
 Income Fund

Anthony I. Kreisel     1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1986.

David L. King          1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Sheldon N. Simon       1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Putnam VT Health Sciences
 Fund

Roland W. Gillis       1998       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995. Prior to March,
1995,
                                  Mr. Gillis was a Senior Vice
                                  President of Keystone Custodian
                                  Funds, Inc.

Richard B. England     1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.

David G. Carlson       1998       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since December 1992.

Putnam VT High
 Yield Fund

Rosemary H. Thomsen    1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1986.

Putnam VT International
 Growth Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1988.

Omid Kamshad           1996       Employed as an investment
   Managing Director
                       professional by Putnam Management since
1996.
                       Prior to January, 1996   ,     Mr. Kamshad
was
                       Director of Investments at Lombard Odier
                       International and prior to April,
1995   ,
                       he was Director at Baring Asset Management
                       Company.

Putnam VT International
 Growth and Income Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1988.

Putnam VT International
 New Opportunities Fund

Robert Swift           1996       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to August,
1995,
                                  Mr. Swift was Director and
Senior
                                  Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

J. Peter Grant         1996       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1973.

Ami T. Kuan Danoff     1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1993.
                       Prior to April, 1993, Ms. Danoff attended
the
                       MIT Sloan School of Management.

Putnam VT Investors
 Fund

C. Beth Cotner         1998       Employed as an investment
Senior
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to
September,
                                  1995, Ms. Cotner was Executive
Vice
                                  President of Kemper Financial
                                  Services.

Richard England        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.  Prior to December,
                                  1992, Mr. England was an
investment
                                  Officer at Aetna Equity
Investors.

Manuel H. Weiss        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.

Putnam VT Money
 Market Fund

Joanne Driscoll        1997       Employed as an investment
Vice President                    professional by Putnam
Management
                                  since 1995.  Prior to
April   ,
                                  1995, Ms. Driscoll was a
Graduate
                                  Teaching Assistant in the
Finance
                                  Department at Northeastern
                                  University and prior to
                                  September   ,     1994, Ms.
                                  Driscoll was a Financial
Associate
                                  at Bank of Boston.  Prior to
June
                                     ,     1993, Ms. Driscoll was
an
                                  Investment Associate at Bay
Banks
                                  Investment Management.

Putnam VT New
 Opportunities Fund

Carol C. McMullen      1996            Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to June,
1995,
                                  Ms. McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.

Daniel L. Miller       1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Putnam VT New Value Fund

David L. King          1996       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Putnam VT OTC & Emerging
 Growth Fund

Steven L. Kirson       1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1989.

Michael J. Mufson      1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1993.  Prior to June,
1993,
                                  Mr. Mufson was Senior Equity
                                  Analyst at Stein Roe & Farnham.

Putnam VT U.S.
 Government and High
 Quality Bond Fund

   Michael Martino     1998       Employed as an investment
   Managing Director
                       professional by Putnam Management since
                          1994.  Prior to January, 1994, Mr.
Martino
                       was employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment Officer.

Putnam VT Utilities
 Growth and Income Fund

Sheldon N. Simon       1992       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Christopher A. Ray     1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.  Prior to December,
                                  1992, Mr. Ray was Vice
President
                                  and Portfolio Manager at
Scudder,
                                  Stevens & Clark, Inc.

Putnam VT Vista Fund

Eric Wetlaufer         1997       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1997.  Prior to November,
                                  1997, Mr. Wetlaufer was
employed as
                                  a Managing Director and
Portfolio
                                  Manager at Cadence Capital
                                  Management.

David J. Santos        1996       Employed as an investment
Vice President                    professional by Putnam
Management
                                  since 1986.

Anthony C. Santosus    1996       Employed as an investment
   Senior     Vice President
                       professional by Putnam Management since
1985.

Putnam VT Voyager Fund


Robert R. Beck         1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1989.

Roland W. Gillis       1995       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to March,
1995,
                                  Mr. Gillis was Senior Vice
                                  President at Keystone Custodian
                                  Funds, Inc.

Michael P. Stack       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                     Management     since 1997.
                                  Prior to November, 1997, Mr.
Stack
                                  was employed as a Senior Vice
                                  President and Portfolio Manager
at
                                  Independence Investment
Associates,
                                  Inc.

Charles H. Swanberg    1994       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

The Trust, on behalf of the funds, pays all expenses not assumed by
Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses. The
Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of that fund. General expenses of the Trust will be allocated among and charged to the assets of the funds on a basis that the Trustees deem fair and equitable, which may be based on the nature of the services performed and their relative applicability to, or the relative assets of, the funds.

Putnam Management places all orders for purchases and sales of the securities of each fund. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

Expense Limitations.  In order to limit the expenses of Putnam VT
The
George Putnam Fund of Boston, Putnam VT Health Sciences Fund,
Putnam
VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT
Investors Fund, Putnam VT New Value Fund, Putnam VT OTC &
Emerging
Growth Fund and Putnam VT Vista Fund during their start-up
periods,
Putnam Management has agreed to limit its compensation (and, to the
extent necessary, bear other expenses of the funds) through
December
31, 1998, to the extent that expenses of the funds (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, and payments under the funds' distribution plan with respect
to class IB shares) would exceed the annual rate of    0.85%    ,
0.90%, 1.20%, 1.20%, 1.60%,    0.85%,     1.10%,    0.90%     and
1.05%, respectively, of the fund's average net assets.

For the purpose of determining any such limitation on Putnam
Management's compensation, expenses of the funds will not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

With Trustee approval, any expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

The following table summarizes total expenses for class IB
shares,
including management fees but excluding any separate-account related
charges and expenses of the funds.  The table is based on
information
for class IA shares for the year ended December 31, 1997   ,
and
has been restated to reflect the 12b-1 fees assessed on class IB shares. For funds that have been in operation for less than a full year, total expenses and management fees are based on estimated expenses for the first full fiscal year as a percentage of each fund's average net assets:


                          Total     Management 12b-1     Other
                          Expenses     Fees     Fees   Expenses

Putnam VT Asia
  Pacific Growth Fund        1.22%      0.80%     0.15%   0.27%
Putnam VT Diversified
  Income Fund                0.95%      0.69%     0.15%   0.11%
Putnam VT The George Putnam
  Fund of Boston   *         1.00%      0.49%     0.15%
   0.36%
Putnam VT Global
  Asset Allocation Fund      0.92%      0.66%     0.15%   0.11%
Putnam VT Global
  Growth Fund                0.90%      0.60%     0.15%   0.15%
Putnam VT Growth and
   Income Fund               0.66%      0.47%     0.15%   0.04%
Putnam VT Health Sciences
 Fund   *                    1.05%      0.56%     0.15%
   0.34%
Putnam VT High Yield Fund    0.87%      0.66%
0.15%   0.06%
Putnam VT International
  Growth Fund   *            1.35%      0.73%     0.15%   0.47%
Putnam VT International
  Growth and Income Fund     1.27%      0.80%     0.15%   0.32%
Putnam VT International
  New Opportunities Fund   *            1.75%     0.92%
0.15%                        0.68%
Putnam VT Investors Fund   * 1.00%      0.52%     0.15%
   0.33%
Putnam VT Money Market Fund  0.69%      0.45%     0.15%   0.09%
Putnam VT New
  Opportunities Fund         0.78%      0.58%     0.15%
   0.05%
Putnam VT New Value Fund     1.00%      0.70%     0.15%   0.15%
Putnam VT OTC & Emerging
 Growth Fund   *             1.05%      0.56%     0.15%
   0.34%
Putnam VT U.S. Government
  and High Quality Bond Fund 0.84%      0.61%     0.15%   0.08%
Putnam VT Utilities Growth
  and Income Fund            0.89%      0.67%     0.15%   0.07%
Putnam VT Vista Fund         1.02%      0.65%     0.15%   0.22%
Putnam VT Voyager Fund       0.74%      0.54%     0.15%   0.05%
   * The management fees and "Other expenses" shown in the table reflect an expense limitation. In the absence of an expense limitation, management fees,
"Other expenses" and total fund operating expenses would have been:

                            Total      Management   12b-1
Other
                            Expenses   Fees         Fees
Expenses

Putnam VT The George
 Putnam Fund of Boston+     1.16%      0.65%        0.15%
0.36%
Putnam VT Health Sciences
 Fund+                      1.19%      0.70%        0.15%
0.34%
Putnam VT International
 Growth Fund                1.42%      0.80%        0.15%
0.47%
Putnam VT International New
  Opportunities Fund        2.03%      1.20%        0.15%
0.68%
Putnam VT Investors Fund+   1.13%      0.65%        0.15%
0.33%
Putnam VT OTC & Emerging
 Growth Fund+               1.19%      0.70%        0.15%
0.34%

+  Estimated management fees, "Other expenses" and total fund operating
expenses.
In accordance with SEC policy, the expenses shown in the
   SE     table do
not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.

ORGANIZATION AND HISTORY

Putnam Variable Trust is a Massachusetts business trust organized on
September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 1,
1997, the Trust was known as Putnam Capital Manager Trust.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty series of shares, each representing a separate investment portfolio which is being offered through separate accounts of various insurance companies. Each portfolio is a diversified investment company, except for Putnam VT Health Sciences
Fund and Putnam VT Utilities Growth and Income Fund, both of which are non-diversified investment companies.

Prior to January 1, 1997, Putnam VT Asia Pacific Growth Fund was known as PCM Asia Pacific Growth Fund, Putnam VT Diversified Income Fund was known as PCM Diversified Income Fund, Putnam VT Global Asset Allocation Fund was known as PCM Global Asset Allocation Fund, Putnam
VT Global Growth Fund was known as PCM Global Growth Fund, Putnam
VT
Growth and Income Fund was known as PCM Growth and Income Fund,
Putnam
VT High Yield Fund was known as PCM High Yield Fund, Putnam VT
Money
Market Fund was known as PCM Money Market Fund, Putnam VT New Opportunities Fund was known as PCM New Opportunities Fund, Putnam VT
U.S. Government and High Quality Growth Fund was known as PCM
U.S.
Government and High Quality Growth Fund, Putnam VT Utilities Growth and Income Fund was known as PCM Utilities Growth and Income Fund, and
Putnam VT Voyager Fund was known as PCM Voyager Fund.  Until
September
1, 1993, Putnam VT Global Asset Allocation Fund was known as PCM Multi-Strategy Fund.

Any series of shares of the Trust may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares are offered pursuant to another prospectus at net asset value and are not subject to fees imposed pursuant to a distribution plan. Class IB shares are offered pursuant to this prospectus at net asset value and are subject to fees imposed pursuant to a distribution plan (the "Distribution Plan") adopted under Rule 12b-1 under the 1940 Act. Only class IB shares are offered by this prospectus. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company
issuing a variable contract         selects the class of shares
in
which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the 1940 Act, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares.
Although the
Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the
Putnam funds.  Chairman and Director of Putnam Management and
Putnam
Mutual Funds.  Director, Marsh & McLennan Companies, Inc.;
William F.
Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson
Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin,
Vice
Chairman, North American Management Corp.; John A. Hill, Chairman
and
Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Trustee of Salem Hospital and the Peabody Essex Museum;
Paul L. Joskow,* Professor of Economics and Management,
Massachusetts
Institute of Technology, Director, New England Electric System,
State
Farm Indemnity Company and Whitehead Institute for Biomedical Research; Elizabeth T. Kennan, President Emeritus and Professor, Mount
Holyoke College; Lawrence J. Lasser,* Vice President of the
Putnam
funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan
Companies, Inc.; John H. Mullin, III, Chairman and CEO of
Ridgeway
Farm, Director of ACX Technologies, Inc., Alex        Brown
Realty,
Inc.,    and     The Liberty Corporation       ; Robert E.
Patterson,
President and Trustee of Cabot Industrial Trust    and Trustee of
the
SEA Education Association    ; Donald S. Perkins,* Director of
various
corporations, including Cummins Engine Company, Inc., Lucent
Technologies Inc.   , Nanophase Technologies, Inc.    , Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President,
New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; W. Thomas Stephens, President and Chief Executive Officer, MacMillan Bloedel
Ltd.  Director of         Qwest Communications        and New
Century
Energies; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of
Cabot Industrial Trust, Massachusetts General Hospital and
Eastern
Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or
Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the funds with
Putnam Mutual Funds, One Post Office Square, Boston,
Massachusetts
02109. Putnam Mutual Funds presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual Funds accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine the funds available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices.
In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plans provide for payments by each fund to Putnam Mutual Funds at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares.
The Trustees currently limit payments on class IB shares to 0.15% of average net assets.

Putnam Mutual Funds compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rate of up to 0.15% of the average net asset value of class IB shares.

Putnam Mutual Funds may suspend or modify its payments to dealers.
The payments are also subject to the continuation of the Distribution
Plan, the terms of service agreements between dealers and Putnam
Mutual Funds, and any applicable limits imposed by the National
Association of Securities Dealers, Inc.

HOW A FUND VALUES ITS SHARES

The Trust calculates the net asset value of a share of each fund by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Except for securities held by Putnam VT Money Market Fund, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. The Trust values the portfolio investments of Putnam VT Money Market Fund at amortized cost pursuant to Rule 2a-7 under the 1940 Act.

HOW EACH FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day of the next month. Since the net income of Putnam VT Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration. Each of the other funds will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to variable
annuity
and variable life insurance separate accounts generally require that
portfolios that serve as the funding vehicles solely for such separate
accounts invest no more than 55% of the value of their assets in one
investment, 70% in two investments, 80% in three investments and
90%
in four investments. Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies (see "Taxes" in the SAI) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require a fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain
"excess
distributions" with respect to the investment, and on the proceeds from disposition of the investment.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the funds will receive an unaudited semi-annual financial statement and an audited annual financial statement for such funds.
These reports show the investments owned by each fund and provide other relevant information about the fund.

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam
Mutual Funds is the principal underwriter of the Trust and of other
Putnam funds. Putnam Fiduciary Trust Company is the custodian of the
Trust.  Putnam Investor Services, a division of Putnam Fiduciary
Trust
Company, is the investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts
02109 and are subsidiaries of Putnam Investments, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1
repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.
-- High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to
meet its financial commitment on the obligations.   Adverse
business,
financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to met its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However,
risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

Putnam Variable Trust                      PUTNAM VARIABLE TRUST

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
Investment Manager

Putnam Investment Management, Inc.
One Post Office Square                     PROSPECTUS
Boston, MA 02109                           APRIL 30, 1998

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
    One Post Office Square
    Boston, Massachusetts 02109
    Toll-free 1-800-521-0538
    www.putnaminv.com

PUTNAM VARIABLE TRUST
   Class IA Shares
PROSPECTUS - APRIL 30, 1998

Putnam Variable Trust (the "Trust") offers shares of beneficial interest in separate investment portfolios (collectively, the "funds")
for purchase by separate accounts of various insurance companies. This prospectus only offers the Trust's Putnam VT New Opportunities
Fund ("the fund").     Shares of the fund are currently divided
into
two classes: class IA shares, offered hereby, and class IB, offered pursuant to another prospectus.

This prospectus explains concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this prospectus. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the April
30,
1998         statement of additional information (the "SAI"), as
amended from time to time.  For a free copy of the SAI, call
Putnam
Investor Services at 1-800-521-0538. The SAI has been filed with the
Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL
OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED
OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
OR
ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS
OF
PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUND ARE PRESENTLY AVAILABLE AND ARE BEING MARKETED
EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY
CONTRACT
AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS
INSURANCE COMPANIES.

        ABOUT THE TRUST


Financial highlights
 .................................................................
Study this table to see, among other things, how the fund has
performed each year since    its     inception.

The Trust
 .................................................................
This section explains the Trust's relationship to various variable annuity and variable life insurance products and advises prospective investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance product.

Investment objective and policies of the fund
 .................................................................
The fund is managed according to its own specific investment objective
   .  This section     identifies risks associated with
   the
fund's investment policies       .  Read this section to make
sure the
fund's    objective is     consistent with your own.

How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the Trust is managed
 .................................................................
Consult this section for information about the Trust's
management,
allocation of its expenses, and how it         purchases and
sells
        securities.

Organization and history
 .................................................................
In this section, you will learn when the Trust was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT


Sales and redemptions
 .................................................................
This section describes the terms under which shares may be purchased and redeemed by insurance company separate accounts.

How the fund values its shares
 .................................................................
This section explains how    the     fund determines the value of
its
shares.

How the fund makes distributions to shareholders; tax information
 .................................................................
This section describes how fund dividends are paid to various insurance separate accounts. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

Financial information
 .................................................................
This section informs you that each year you will receive semiannual and annual reports of the Trust.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to
Putnam funds and their shareholders.

   ABOUT THE TRUST

FINANCIAL HIGHLIGHTS

The following table    presents     per share financial
information
for    Class IA Shares    .  This information has been audited
and
reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the
Trust's annual report to shareholders for the 1997         fiscal
year
are incorporated by reference into this prospectus. The Trust's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(outstanding throughout the period)

               Investment Operations
           Less Distributions:
                                              Net Realized and
                           From         In Excess of
                                       Net       Unrealized
Total from    From Net    Net Realized     Net Realized
  Period        Net Asset Value,   Investment  Gain (Loss) on
Investment   Investment      Gain on          Gain on
   ended       Beginning of Period    Loss       Investments
Operations     Income      Investments      Investments

December 31, 1997      $17.22         $ -           $4.01
$4.01               $ -           $ -
December 31,    1996  15.63           (.01)          1.60
1.59           -             -               $-
December 31,     1995 10.82             -            4.84
4.84           -              (.02)        -
December 31, 1994**   10.00             -(a)          .82
 .82           -             -                -

                                      Total
              Ratio of
                                       Investment
Ratio of    Net Investment
                        Net Asset    Return atNet Assets   ,
Expenses to     Income to                   Average
Return of    Total     Value, End    Net Asset  End of Period
Average Net    Average Net  Portfolio     commission
Capital  Distributions  of Period   Value(%)(b)(in thousands)
Assets(%)(c)     Assets(%)  Turnover(%)   Rate     paid(d)

$ -      $ -             $21.23     $23.29     $2,590,244
 .63          (.01)        71.78           $.0472
  -    -                  17.22      10.17     $1,674,197
 .72          (.13)        57.94            .0488
  (.01)    (.03)          15.63      44.87        515,109
 .84          (.03)        30.87
  -        -              10.82       8.20 *       68,592
 .47(a) *      .03(a) *    32.77 *
/TABLE



*              Not annualized.
       *
*              For the period May 2, 1994 (commencement of
       operations) to December 31, 1994.
(a)    Reflects an expense limitation in effect during the
period.
       As a result of expense limitations, expenses of the fund
for
       the period ended December 31, 1994 reflect a reduction of
       approximately $0.02 per share.
(b)    Total investment return assumes dividend reinvestment
       .
(c)    The ratio of expenses to average net assets for the
periods
       ended on or after December 31, 1995 includes amounts paid
       through expense offset and brokerage service arrangements.
       Prior period ratios exclude these amounts.
(d)    The fund is required to disclose the average commission
rate
       paid per share for fiscal periods beginning on or
       after September 1, 1995.

        THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account.
Shares of the Trust are offered to these separate accounts through
Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

The investment objective and policies of the fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective of the fund without shareholder approval. The fund is not intended to be a complete investment program, and there is no assurance that the fund will achieve its objective.

Additional portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate the fund or divide the fund into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

PUTNAM VT NEW OPPORTUNITIES FUND

Putnam VT New Opportunities Fund seeks long-term capital appreciation.
The fund seeks its objective by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

The fund will generally invest in companies which Putnam
Management
identifies as offering the best prospects for long-term growth within
a particular sector.  Current dividend income is only an
incidental
consideration.  The fund invests primarily in common stocks, but may
also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam
Management
believes they would help achieve the fund's objective of capital
appreciation.          The fund may invest in foreign securities,
   and     expects that investments in securities principally
traded
on foreign markets will not ordinarily exceed 20% of its
assets       .  For a discussion of the risks associated with
foreign
investing, see    "            Foreign investments."  The fund
may
also engage in foreign currency exchange transactions and
transactions
in futures and options, enter into repurchase agreements, loan its
portfolio securities and purchase securities for future delivery.
See
        below for a discussion of these securities and types of
transactions and the risks associated with them.  The fund may also
hold a portion of its assets in cash and money market
instruments.
The fund may engage in defensive strategies when Putnam
Management
judges that conditions in the securities markets make pursuing the
fund's basic investment strategy inconsistent with the best
interests
of the fund's shareholders.  See         below for a discussion
of
these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management has identified the following sectors of the economy, and examples of industries within these sectors, as having an above-average growth potential over the next three to five years:

    Personal Communications - long distance telephone, competitive local exchange carriers, cellular telephone, paging, personal communication networks;

    Media/Entertainment - cable television system operators, cable television network programmers, casino operators, film entertainment providers, theme park operators, radio and television stations, billboard advertising providers;

    Medical Technology/Cost-Containment - home and outpatient care, medical device companies, biotechnology, health care information services, physician practice management, managed care providers;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology -        database software,
application
    software, entertainment software, networking software,
computer
    systems integrators, information services companies,
semiconductors,
    manufacturing technology   ;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming -         retailers, restaurants,
hotel
    chains, travel companies, consumer franchise
companies and
    other consumer product or service companies able to provide quality
    products or services at lower prices or offering greater
perceived
    value than competitors.

In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current
judgment of the sectors of the economy    that     offer the most
attractive growth opportunities.  The fund will not necessarily be
invested in each of the seven market sectors at all times.  Such sectors are likely to change over time and may include a variety of
industries.  Subject to the fund's investment restrictions, the fund
may invest up to one-half of its assets in any one sector.

The fund will invest in securities which Putnam Management believes offer above-average long-term growth opportunities. As a result of the fund's long-term investment strategy, it is possible that the fund's total return over certain periods may be less than that of other equity investment vehicles.

The fund seeks to invest in companies that offer above-average growth prospects in their particular sector of the economy, without regard to a company's size. Companies in the fund's portfolio will range from small, rapidly growing companies to larger, well-established firms.
It may invest in small and relatively less well-known companies.
Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The fund will normally emphasize investments in particular economic sectors. Although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on particular sectors of the economy may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified.
As
a result, the value of the fund's shares may fluctuate more than the value of the shares of a more diversified investment company.

Putnam VT New Opportunities Fund will generally be managed in a style similar to that of Putnam New Opportunities Fund.

   Defensive strategies

At times, Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy
inconsistent with the best interests of its shareholders.  At such
times, Putnam Management may temporarily use alternative
strategies        that are         primarily designed to reduce
fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may invest without limit in cash or cash equivalents, money-market instruments, short-term bank obligations, high-rated fixed-income securities or preferred stocks or in any other securities Putnam Management considers consistent with such defensive strategies.
It is impossible to predict when, or for how long, these alternative strategies would be used.

   Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in
connection with         the sale of securities and reinvestment
in
other securities.  These transactions may result in realization of
taxable capital gains.  A high portfolio turnover for a fund may lead
to higher brokerage costs.          Portfolio turnover rates for
the
life of the fund are shown in the section "Financial highlights."


   Foreign investments

The fund may invest in securities of foreign issuers including
securities         that are not actively traded in U.S. markets.
These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S.
dollar.
The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject the fund to other risks
as well.  For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign
issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the
United States.  The securities of some foreign issuers are less liquid
and at times more volatile than securities of comparable U.S.
issuers.
Foreign brokerage commissions and other fees are also generally higher
than in the United States.  Foreign settlement procedures and trade
regulations may involve certain risks (such as delay    in
payment
        or delivery of securities or in the recovery of the
fund's
assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special
U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued

devaluations may adversely affect the value of the fund's assets denominated in such currencies.  Many emerging market countries have
experienced substantial, and in some periods extremely high, rates of
inflation for many years, and continued inflation may adversely affect
the         economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries.
The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's investments in securities of issuers located in emerging market countries may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructurings, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F.
Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

The fund expects that its investments in foreign securities
generally
will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to
time.  Certain of the foregoing risks may also apply to some extent to
securities of U.S. issuers that are denominated in foreign
currencies
or that are traded in foreign markets, or to         securities
of
U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

   Diversification

   The fund is a "diversified" investment company under the
Investment
Company Act of 1940 (the "1940 Act".)      This means that with
respect to 75% of its total assets, the fund may not invest more than
5% of its total assets in the securities of any one issuer
(except
U.S. government securities).  The remaining 25% of its total assets is
not subject to this restriction.  To the extent the fund invests
a
significant portion of its assets in the securities of a
particular
issuer, it will be subject to an increased risk of loss if the market
value of such issuer's securities declines.

   Derivatives

Certain of the instruments in which the fund may invest, such as
futures contracts, options and         forward contracts, are
considered to be "derivatives."  Derivatives are financial
instruments
whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.  Further
information
about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

   Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the fund, with respect to 75% of its total assets from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) With respect to 75% of its total assets, 5% of its total assets in securities of any one issuer other than the U.S. government;*

(b) 25% of its total assets in any one industry    (
securities of the U.S. government, its agencies or
instrumentalities
are not considered to represent any industry);       *

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale
(excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies.  See the SAI for the full text of these policies
and other fundamental investment policies.  Except as otherwise noted
in the SAI, all percentage limitations described in this
prospectus
and the SAI will apply at the time an investment is made, and will not
be considered violated unless an excess or deficiency occurs or exists
immediately after and as a result of such investment   .
Except
for investment policies designated as fundamental in this
prospectus
or the SAI, the investment policies described in this prospectus
and
in the SAI are not fundamental policies.  The Trustees may change any
non-fundamental investment policy without shareholder approval.
As a
matter of policy, the Trustees would not materially change the fund's
investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance
information.  "Yield"    for each class     is calculated by
dividing
the annualized net investment income per share during a recent
30-day
period by the maximum public offering price per share    of the
class     on the last day of that period.

For purposes of calculating yield, net investment income is
calculated
in accordance with SEC regulations and may differ from net
investment
income as determined for tax purposes.  SEC regulations require that
net investment income be calculated on a "yield-to-maturity"
basis,
which has the effect of amortizing any premiums or discounts in the
current market value of fixed-income securities.  The current dividend
rate is based on net investment income as determined for tax purposes,
which may not reflect amortization in the same manner.  See
   "    Investments in premium securities."

"Total return" for the one-, five- and ten-year periods (or for the
life of    a class    , if shorter) through the most recent
calendar
quarter represents the average annual compounded rate of return on an
investment of $1,000 in the fund.  Total return may also be
presented
for other periods.

All data are based on past investment results and do not predict future performance.  Investment performance, which will vary, is based
on many factors, including market conditions, portfolio
composition,
        fund operating expenses and the class of shares the
investor
purchases       .  Investment performance also often reflects the
risks associated with the fund's investment objective or
objectives
and policies.  These factors should be considered when comparing the
fund's investment results with those of other mutual funds and other
investment vehicles.

Performance information presented for the fund should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the fund's performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

For performance information through the fund's most recent fiscal year, see "Investment Performance of the Trust" in the SAI.

HOW THE TRUST IS MANAGED

The Trustees are responsible for generally overseeing the conduct of
Trust business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf.
Subject
to the control of the Trustees, Putnam Management also manages the
Trust's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on average net assets. See the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                       Year       (at least 5 years)
                       ------     -------------------------

Daniel L. Miller       1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Carol C. McMullen      1996            Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to June,
1995,
                                  Ms. McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.

The Trust, on behalf of the fund, pays all expenses not assumed by
Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses.
The
Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who
provide administrative services.  The total reimbursement is determined annually by the Trustees.  Expenses of the Trust
directly
charged or attributable to    the     fund will be paid from the
assets of    the     fund.  General expenses of the Trust will be
allocated among and charged to the assets of the funds on a basis that
the Trustees deem fair and equitable, which may be based on the nature
of the services performed and their relative applicability to, or the
relative assets of, the funds.

Putnam Management places all orders for purchases and sales of the securities of the fund. In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

The following table summarizes total expenses, including management fees but excluding any insurance-related charges and expenses, based on the most recent fiscal year, as a percentage of the fund's average net assets:

                                  Total   Management     Other
                                Expenses     Fees      Expenses

Putnam VT New
  Opportunities Fund              0.63%      0.58%       0.05%

   In accordance with SEC policy, the     expenses shown in the
table
do not reflect the application of credits related to brokerage service
and expense offset arrangements that reduce certain fund
expenses.

ORGANIZATION AND HISTORY

Putnam Variable Trust is a Massachusetts business trust organized on
September 24, 1987.  A copy of the Agreement and Declaration of
Trust,
which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January
1,
1997, the Trust was known as Putnam Capital Manager Trust.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest.
Shares
of the Trust may, without shareholder approval, be divided into two or
more series of shares representing separate investment
portfolios, and
are currently divided into twenty         series of shares, each
representing a separate investment portfolio which is being
offered
through separate accounts of various insurance companies.  The fund is
a diversified investment company. Prior to January 1, 1997,
Putnam VT
New Opportunities Fund was known as PCM New Opportunities Fund.

Any series of shares of the Trust may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan.
Only class IA shares are offered pursuant to this prospectus.
The
funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed
to allow promotion of insurance products investing in the Trust through alternative distribution channels.  The insurance company
issuing a variable contract         selects the class of shares
in
which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting
proportionately.  Shares vote as a single class without regard to series or classes of shares except (i) when required by the 1940
Act,
or when the Trustees have determined that the matter affects one
or
more series or classes of shares materially differently, shares shall
be voted by individual series or class, and (ii) when the
Trustees
have determined that the matter affects only the interests of one
or
more series or classes, only the shareholders of such series or class
shall be entitled to vote.          Shares are freely
transferable,
are entitled to dividends as declared by the Trustees, and, if the
portfolio were liquidated, would receive the net assets of the portfolio.  The Trust may suspend the sale of shares of any
portfolio
at any time and may refuse any order to purchase shares.
Although the
Trust is not required to hold annual meetings of its
shareholders,
shareholders holding at least 10% of the outstanding shares
entitled
to vote have the right to call a meeting to elect or remove
Trustees,
or to take other actions as provided in the Agreement and
Declaration
of Trust.

Shares of the fund may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the
Putnam funds.  Chairman and Director of Putnam Management and
Putnam
Mutual Funds.  Director, Marsh & McLennan Companies, Inc.;
William F.
Pounds, Vice Chairman.  Professor of Management, Alfred P. Sloan
School of Management, Massachusetts Institute of Technology;
Jameson
Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin,
Vice
Chairman, North American Management Corp.; John A. Hill, Chairman
and
Managing Director, First Reserve Corporation; Ronald J. Jackson,
Former Chairman, President and Chief Executive Officer of Fisher-
Price, Inc., Trustee of Salem Hospital and the Peabody Essex
Museum;
Paul L. Joskow,* Professor of Economics and Management,
Massachusetts
Institute of Technology, Director, New England Electric System,
State
Farm Indemnity Company and Whitehead Institute for Biomedical
Research;         Elizabeth T. Kennan, President Emeritus and
Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice
President
of the Putnam funds.  President, Chief Executive Officer and
Director
of Putnam Investments, Inc. and Putnam Management.  Director,
Marsh &
McLennan Companies, Inc.; John H. Mullin, III, Chairman and CEO
of
Ridgeway Farm, Director of ACX Technologies, Inc., Alex. Brown
Realty,
Inc.   and     The Liberty Corporation       ; Robert E.
Patterson,
President and Trustee of Cabot Industrial Trust    and Trustee of
the
SEA Education Association    ; Donald S. Perkins,* Director of
various
corporations, including Cummins Engine Company, Inc., Lucent
Technologies Inc.   , Nanophase Technologies, Inc.    , Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President,
New Generation Research, Inc.;  A.J.C. Smith,* Chairman and Chief
Executive Officer, Marsh & McLennan Companies, Inc.; W. Thomas
Stephens, President and Chief Executive Officer, MacMillan
Bloedel
Ltd.  Director of         Qwest Communications        and New
Century
Energies       ; and W. Nicholas Thorndike, Director of various
corporations and charitable organizations, including Data General
Corporation, Bradley Real Estate, Inc. and Providence Journal Co.
Also, Trustee of Cabot Industrial Trust,         Massachusetts
General
Hospital and Eastern Utilities Associates.  The Trust's Trustees
are
also Trustees of the other Putnam funds.  Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the
Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the fund with Putnam Mutual Funds, One Post Office Square, Boston,
Massachusetts
02109. Putnam Mutual Funds presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual
Funds
accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

As noted above, only Putnam VT New Opportunities Fund is offered by this prospectus. A fund may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW    A     FUND VALUES ITS SHARES

The Trust calculates the net asset value of a share of the fund by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW    A     FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

The fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net
asset value determined on the ex-dividend date.  Distributions on each
share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are
attributable to    different     class expenses.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to variable
annuity
and variable life insurance separate accounts generally require that
portfolios that serve as the funding vehicles solely for such separate
accounts invest no more than 55% of the value of their assets in one
investment, 70% in two investments, 80% in three investments and
90%
in four investments.  Alternatively, a portfolio will be treated as
meeting these requirements for any quarter of its taxable year if, as
of the close of such quarter, the portfolio meets the
diversification
requirements applicable to regulated investment companies (see
"Taxes"
in the SAI) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S.
government securities and securities of other regulated
investment
companies.  The fund intends to comply with these requirements.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain
"excess
distributions" with respect to the investment, and on the proceeds from disposition of the investment.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the fund will receive an unaudited semi-annual financial statement and an audited annual financial statement for the fund.
These reports show the investments owned by the fund and provide other relevant information about the fund.

ABOUT PUTNAM INVESTMENTS, INC.

Putnam Management has been managing mutual funds since 1937.
Putnam
Mutual Funds is the principal underwriter of the Trust and of other
Putnam funds. Putnam Fiduciary Trust Company is the custodian of the
Trust.  Putnam Investor Services, a division of Putnam Fiduciary
Trust
Company, is the investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are located at One Post Office Square, Boston,
Massachusetts
02109 and are         subsidiaries of Putnam Investments, Inc.,
which
is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding
company whose principal businesses are international insurance
and
reinsurance brokerage, employee benefit consulting and investment management.

Putnam Variable Trust

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
Investment Manager

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
    One Post Office Square
    Boston, Massachusetts 02109
    Toll-free 1-800-225-1581

PUTNAM VARIABLE TRUST
   Class IA Shares
PROSPECTUS - APRIL 30, 1998

Putnam Variable Trust (the "Trust") offers shares of beneficial interest in separate investment portfolios (collectively, the
"funds")
for purchase by separate accounts of various insurance companies.
The
funds, which have different investment objectives and policies, offered by this prospectus are: Putnam VT Asia Pacific Growth
Fund,
Putnam VT Diversified Income Fund, Putnam VT Growth and Income
Fund,
Putnam VT New Opportunities Fund, Putnam VT Utilities Growth and
Income Fund, and Putnam VT Voyager Fund.  Shares of each fund are
currently divided into two classes:     class     IA shares,
offered
hereby, and class IB shares, offered pursuant to another
prospectus.

Putnam VT Diversified Income Fund may invest significantly in lower-rated bonds, commonly known as "junk bonds." These investments are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the fund.

This prospectus explains concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this prospectus.
Please read it carefully and keep it for future reference.
Investors
can find more detailed information about the Trust in the April
30,
1998, statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI, call Putnam Investor
Services at 1-800-521-0538. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL
OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED
OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
OR
ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS
OF
PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUNDS ARE PRESENTLY AVAILABLE AND ARE BEING
MARKETED
EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY
CONTRACT
AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS
INSURANCE COMPANIES.

ABOUT THE TRUST

Financial highlights
 .................................................................
Study this table to see, among other things, how the funds have performed each year since their inception.

The Trust
 .................................................................
This section explains the Trust's relationship to various
variable
annuity and variable life insurance products and advises
prospective
investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance product.

Investment objectives and policies of the funds
 .................................................................
Each of the funds is managed according to its own specific
investment
objective or objectives and identifies risks associated with a fund's
investment policies.  Read this section to make sure a fund's objectives are consistent with your own.

Common investment policies and techniques
 .................................................................
Certain investment policies and techniques apply to two or more of the
funds.  This section defines, describes, and explains these
policies
and techniques.

How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund
performance.  All data are based on past investment results and do not
predict future performance.

How the Trust is managed
 .................................................................
Consult this section for information about the Trust's
management,
allocation of its expenses, and how it purchases and sells
securities
 .

Organization and history
 .................................................................
In this section, you will learn when the Trust was introduced, how it
is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Sales and redemptions
 .................................................................
This section describes the terms under which shares may be
purchased
and redeemed by insurance company separate accounts.

How a fund values its shares
 .................................................................
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
 .................................................................
This section describes how fund dividends are paid to various insurance separate accounts.  It also discusses the tax status of the
payments and counsels you to seek specific advice about your own situation.

Financial information
 .................................................................
This section informs you that each year you will receive
semiannual
and annual reports of the Trust.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account
services to
Putnam funds and their shareholders.

APPENDIX
Securities ratings

About the Trust

FINANCIAL HIGHLIGHTS

The following    table presents     per share financial
information
for the    Class IA shares    .  This information has been
audited and
reported on by the independent accountants.  The "Report of
independent accountants" and financial statements included in the
Trust's annual report to shareholders for the 1997 fiscal year are
incorporated by reference into this prospectus.  The Trust's annual
report, which contains additional unaudited performance
information,
is available without charge upon request.

Financial Highlights

                Investment Operations
          Less Distributions:
                                                     Net

                                                Realized and
                                        In Excess of
                                       Net       Unrealized
Total from    From Net  From Net Realized  Net Realized
Period ended    Net Asset Value,   Investment  Gain (Loss) on
Investment   Investment      Gain on          Gain on
               Beginning of Period   Income      Investments
operations     Income      Investments      Investments
Putnam VT Asia
 Pacific Growth Fund
December 31, 1997       $11.01           $.07          $(1.66)
   $(1.59)         $(.22)          $-        $-
December 31, 1996        10.23            .05             .88
      .93           (.15)          -              -
December 31, 1995**      10.00            .06(a)(b)       .17
      .23              -            -             -

Putnam VT Diversified
 Income Fund
December 31, 1997       $11.27           $.82(a)        $(.05)
     $.77          $(.63)        $(.10)      $-
December 31, 1996        11.03            .80(a)          .11
     $.91          $(.67)             -           -
December 31, 1995         9.74            .71            1.09
     1.80           (.51)           -             -
December 31, 1994        10.23            .61           (1.04)
     (.43)          (.06)           -             -
December 31, 1993***     10.00            .06             .17
      .23              -            -             -

Putnam VT Growth and
 Income Fund
December 31, 1997       $24.56           $.48           $5.07
    $5.55          $(.52)       $(1.27)      $-
December 31, 1996        21.47               .65(a)      3.84
     4.49           (.51)         (.89)           -
December 31, 1995        16.44            .53            5.31
     5.84           (.51)         (.30)           -
December 31, 1994        17.38            .50            (.48)
      .02           (.38)         (.58)           -
December 31, 1993        15.93            .38            1.83
     2.21           (.39)         (.37)           -
December 31, 1992        15.33            .39            1.04
     1.43           (.42)         (.41)           -
December 31, 1991        13.51            .43            2.09
     2.52           (.53)         (.17)           -
December 31, 1990        13.41            .55            (.29)
      .26           (.05)         (.11)           -
December 31, 1989        12.00            .45            2.04
     2.49           (.60)         (.48)           -
December 31, 1988****    10.00            .42(a)         1.58
     2.00           -  -          -

                Investment Operations
          Less Distributions:
                                                     Net

                                                Realized and
                                        In Excess of
                                       Net       Unrealized
Total from    From Net  From Net Realized  Net Realized
Period ended    Net Asset Value,   Investment  Gain (Loss) on
Investment   Investment      Gain on          Gain on
               Beginning of Period   Income      Investments
operations     Income      Investments      Investments


Putnam VT New
 Opportunities Fund
December 31, 1997      $17.22         $-(f)         $4.01
$4.01               $-            $-               $-
   December 31, 1996  15.63           (.01)         1.60
1.59           -             -              -
December 31, 1995     10.82             -           4.84
4.84           -           (.02)              -
December 31, 1994******10.00            -(b)         .82
 .82           -             -                -

Putnam VT Utilities
 Growth and Income Fund

December 31, 1997      $14.80         $.53          $3.11
$3.64       $(.55)        $(.75)           $-
December 31, 1996      13.28         .54             1.49
$2.03       $(.51)          -                 -
December 31, 1995     10.68            .53           2.65
3.18         (.58)           -                -
December 31, 1994     12.00            .60          (1.44)
(.84)        (.35)         (.12)        (.01)
December 31, 1993     10.71            .30          1.13
1.43         (.12)         (.02)              -
December 31, 1992*******    10.00                  .15(b)
  .56          .71           -                -    -

Putnam VT Voyager Fund
December 31, 1997      $32.53         $.10          $8.01
$8.11       $(.07)        $(1.49)          $-
December 31, 1996      30.50           .09           3.75
 3.84        (.13)       (1.68)               -
December 31, 1995     22.20            .10           8.76
8.86         (.07)         (.49)              -
December 31, 1994     22.41            .07            .14
 .21         (.05)         (.37)              -
December 31, 1993     19.21            .04           3.50
3.54         (.07)         (.27)              -
December 31, 1992     17.94            .07           1.72
1.79         (.08)         (.44)              -
December 31, 1991     12.58          .11(a)          5.61
5.72         (.12)         (.24)              -
December 31, 1990     13.00            .18           (.45)
(.27)        (.06)         (.09)              -
December 31, 1989     10.30            .12           3.20
3.32         (.16)         (.46)              -
December 31, 1988**** 10.00          .13(a)          .17
 .30           -             -                -



Total                                  Ratio of Net

Investment                    Ratio of     Investment
                                                    Net Asset
Return at    Net Assets     Expenses to    Income to
                          Return of      Total     Value, End
Net Asset   End of Period   Average Net   Average Net
                           Capital   Distributions  of Period
Value(%)(c) (in thousands)  Assets(%)(d)    Assets(%)


Putnam VT Asia
 Pacific Growth Fund
December 31, 1997              $-       $(.22)        $9.20
(14.66)      $112,902         $1.07        .70
December 31, 1996              -       (.15)          11.01
9.10             130,548      1.23          .84
December 31, 1995**           -            -          10.23
2.30*        25,045         .81(b)*       .72(b)*

Putnam VT Diversified
 Income Fund
December 31, 1997              $-       $(.73)       $11.31
7.38        $608,148          .80        7.43
December 31, 1996              -       (.67)          11.27
8.81        $494,811          .83          7.45
December 31, 1995             -          (.51)        11.03
19.13        303,721          .85          7.85
December 31, 1994             -          (.06)        9.74
(4.23)        215,935          .80          7.60
December 31, 1993***          -            -          10.23
2.30*        80,449          .28*          1.45*

Putnam VT Growth and
 Income Fund
December 31, 1997              $-       $(1.79)      $28.32
24.15      $8,337,334         .51        2.08
December 31, 1996              -      (1.40)          24.56
21.92           5,679,100     .54          2.90
December 31, 1995             -          (.81)        21.47
36.71       3,312,306         .57          3.34
December 31, 1994             -          (.96)        16.44
 .35        1,907,380         .62          3.64
December 31, 1993             -          (.76)        17.38
14.27       1,407,382         .64          3.49
December 31, 1992             -          (.83)        15.93
9.75         641,508          .69          3.79
December 31, 1991             -          (.70)        15.33
19.05        325,861          .72          4.37
December 31, 1990             -          (.16)        13.51
1.96         155,942          .75          5.02
December 31, 1989             -         (1.08)        13.41
21.30        100,335          .74          5.73
December 31, 1988***          -            -          12.00
19.89*         26,205         .92*          4.08*


Putnam VT New Opportunities Fund
December 31, 1997              $-         $-         $21.23
23.29      $2,590,244         .63          (.01)
December 31, 1996             -      -                17.22
10.17           1,674,197     .72          (.13)
December 31, 1995           (.01)        (.03)        15.63
44.87        515,109          .84          (.03)
December 31, 1994******       -            -          10.82
8.20*        68,592         .47(b)*       .03(b)*

Putnam VT Utilities
 Growth and Income Fund
December 31, 1997              $-       $(1.30)      $17.14
27.10       $822,257          .74        3.63
December 31, 1996              -       (.51)          14.80
15.80       $657,429          .73          4.22
December 31, 1995             -          (.58)        13.28
31.08        530,461          .68          4.72
December 31, 1994             -          (.48)        10.68
(7.02)        384,169          .68          5.23
December 31, 1993             -          (.14)        12.00
13.42        443,281          .69          5.02
December 31, 1992*******      -            -          10.71
7.10*        83,522         .64(b)*      3.43(b)*

Putnam VT Voyager Fund
December 31, 1997              $-       $(1.56)      $39.08
26.51      $4,538,535         .59         .30
December 31, 1996              -       (1.81)         32.53
12.97      $3,281,490         .63           .36
December 31, 1995             -          (.56)        30.50
40.67       2,000,232         .68           .49
December 31, 1994             -          (.42)        22.20
1.04        1,026,972         .71           .40
December 31, 1993             -          (.34)        22.41
18.70        675,198          .66           .33
December 31, 1992             -          (.52)        19.21
10.36        317,225          .75           .56
December 31, 1991             -          (.36)        17.94
46.09        156,741          .81           .78
December 31, 1990             -          (.15)        12.58
(2.03)        48,414           .88          1.58
December 31, 1989             -          (.62)        13.00
32.38         39,998          .82          1.93
December 31, 1988****         -            -          10.30
2.98*         7,981          1.35*         1.44*
/TABLE

                                        Average
                          Portfolio   Commission
                        Turnover (%) Rate Paid(e)


Putnam VT Asia
 Pacific Growth Fund
December 31, 1997            102.92   $.0144
December 31, 1996           66.10           .0197
December 31, 1995**         67.72*

Putnam VT Diversified
 Income Fund
December 31, 1997          282.56
December 31, 1996          235.53
December 31, 1995          297.17
December 31, 1994          165.17
December 31, 1993***        40.83*

Putnam VT Growth and
 Income Fund
December 31, 1997            64.96    $.0497
December 31, 1996           39.57           .0517
December 31, 1995           50.87
December 31, 1994           46.43
December 31, 1993           62.63
December 31, 1992           39.58
December 31, 1991           37.94
December 31, 1990           49.39
December 31, 1989           73.40
December 31, 1988***        37.94*

Putnam VT New Opportunities Fund
December 31, 1997            71.78    $.0472
December 31, 1996           57.94           .0488
December 31, 1995           30.87
December 31, 1994******     32.77*

Putnam VT Utilities
 Growth and Income Fund
December 31, 1997            42.46    $.0452
December 31, 1996           61.94           .0475
December 31, 1995           60.33
December 31, 1994           84.88
December 31, 1993           50.79
December 31, 1992*******    19.29*

Putnam VT Voyager Fund
December 31, 1997            82.00    $.0524
December 31, 1996           63.97           .0544
December 31, 1995           57.51
December 31, 1994           62.44
December 31, 1993           55.85
December 31, 1992           48.17
December 31, 1991           55.04
December 31, 1990           93.65
December 31, 1989           91.82
December 31, 1988****      103.99*

[FN]
 *      Not annualized.
**      For the period May 1, 1995 (commencement of operations)
to
        December 31, 1995.
*** For the period September 15, 1993 (commencement of operations) to December 31, 1993.
****    For the period February 1, 1988 (commencement of
operations)
        to December 31, 1988.
       *****
* For the period May 2, 1994 (commencement of operations) to
        December 31, 1994.
******* For the period May 4, 1992 (commencement of operations) to
        December 31, 1992.

(a)     Per share net investment income has been determined on
the
        basis of the weighted average number of shares
outstanding
        during the period.
(b)     Reflects an expense limitation in effect during the
period.
        As a result of such limitation, expenses of Putnam VT
Asia
        Pacific Growth Fund for the period ended December 31,
1995
        reflect a reduction of approximately $0.03 per share, expenses of Putnam VT New Opportunities Fund for the period
        ended December 31, 1994 reflect a reduction of
approximately
        $0.02 per share, and expenses of Putnam VT Utilities
Growth
        and Income Fund for the period ended December 31, 1992 reflect a reduction of approximately $0.01 per share.
(c)     Total investment return assumes dividend reinvestment
               .
(d) The ratio of expenses to average net assets for the periods ended on or after December 31, 1995 includes amounts paid through expense offset and brokerage service arrangements.
        Prior period ratios exclude these amounts.
(e) Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after
        September 1, 1995.

THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account. Shares of the Trust are offered to these separate accounts through
Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each fund of the Trust has its own investment objective or objectives which it pursues through its own investment policies as described below. The particular objectives and policies of the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. For more information about the investment strategies employed by the funds, see
"Common investment policies and techniques." The investment objectives and policies of each fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective or objectives of a fund without shareholder approval. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective or objectives.

Additional portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate any fund or divide any fund into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

Glossary

The following terms are frequently used in this prospectus. Many of these terms are explained in greater detail under "Common investment policies and techniques."

"Putnam Management" --  Putnam Investment Management, Inc., the
Trust's investment manager

"S&P" --  Standard & Poor's

"Moody's" --  Moody's Investors Service, Inc.

"U.S. government securities" -- debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government.
Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by
Ginnie Mae, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other
U.S. government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Fannie
Mae bonds.

"CMOs" --  collateralized mortgage obligations

"Ginnie Mae" --  Government National Mortgage Association

"Fannie Mae" --  Federal National Mortgage Association

"Freddie Mac" --  Federal Home Loan Mortgage Corporation

PUTNAM VT ASIA PACIFIC GROWTH FUND

Putnam VT Asia Pacific Growth Fund's investment objective is to seek capital appreciation. In seeking capital appreciation, the fund will invest primarily in securities of companies located in Asia and in the
Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes they would help achieve the fund's objective. The fund may hold a portion of its assets in cash and high-quality money market instruments.

The fund may invest in securities of issuers located in any country in
Asia or the Pacific Basin where Putnam Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Australia, Hong Kong, India, Indonesia, Japan,
Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand.

It is anticipated that under normal market conditions the fund will
invest at least 85% of its assets in securities of companies located
in Asia and in the Pacific Basin    that     Putnam Management
believes have potential for capital appreciation. The fund will consider an issuer of securities to be located in Asia or in the Pacific Basin if it is organized under the laws of a country in Asia or the Pacific Basin and has a principal office in a country in
Asia
or the Pacific Basin, if it derives 50% or more of its total revenues
from business in Asia or the Pacific Basin, or if its equity securities are traded principally on a securities exchange in Asia or the Pacific Basin.  It is anticipated that under normal
circumstances
the fund will invest at least 65% of its assets in securities of issuers meeting at least one of the first two criteria described in the preceding sentence.  For a discussion of the risks associated with
foreign investing, see "Common investment policies and techniques
--
Foreign investments."

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and relatively less well-known companies. These companies, which typically have equity market capitalizations below $1 billion, may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.
Debt
securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"), and in any event the fund will not invest in debt securities rated at the time of purchase less than Baa by Moody's and BBB by S&P, or unrated securities that
Putnam Management determines are of comparable quality, if as a result more than 5% of the fund's assets would be invested in such securities. Debt securities rated Baa or BBB have speculative characteristics and adverse economic conditions may lead to a weakened capacity to pay interest and repay principal.

For a discussion of the risks associated with investing in lower-rated debt securities, see "Common investment policies and techniques -
Lower-rated and other fixed income securities."

In addition to engaging in the options and futures transactions described under "Common investment policies and techniques
--Futures
and options," the fund may purchase warrants, issued by banks and other financial institutions, whose values are based on the values of one or more stock indices.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets or in other markets outside Asia or the Pacific Basin.
See
"Common investment policies and techniques" below for a discussion of these strategies. The fund may also engage in foreign currency exchange transactions and in transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Asia Pacific Growth Fund will generally be managed in a style similar to that of Putnam Asia Pacific Growth Fund.

PUTNAM VT DIVERSIFIED INCOME FUND

Putnam VT Diversified Income Fund seeks high current income consistent with capital preservation. The fund pursues its investment objective by allocating its investments among the following three sectors of the fixed-income securities markets:

* a U.S. Government and Investment Grade Sector, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;

* a High Yield Sector, consisting of primarily high-yielding, lower-rated, higher-risk U.S. and foreign corporate fixed-income securities;
and

* an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.

Putnam Management believes that diversifying the fund's investments among these sectors, as opposed to investing exclusively in any one sector, will better enable the fund to preserve capital while pursuing its objective of high current income. Historically, the markets for
U.S. government securities, high yielding corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions.
For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High-yield corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvements in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline.
Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. Putnam Management believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.

Putnam Management will determine the amount of assets to be allocated to each of the three market sectors in which the fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Putnam Management will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector, Putnam Management will continuously review this allocation of assets and make such adjustments as it deems appropriate. Because of the importance of sector diversification to the fund's investment policies, Putnam
Management expects that a substantial portion of the fund's assets will normally be invested in each of the three market sectors. The fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are summarized below.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S.
markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in premium securities, engage in foreign currency exchange transactions, transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

Putnam VT Diversified Income Fund will generally be managed in a style similar to that of Putnam Diversified Income Trust.

U.S. Government and Investment Grade Sector

The fund will invest assets allocated to the U.S. Government and Investment Grade Sector primarily in U.S. government securities. The fund may also purchase other fixed-income securities that are rated at
least BBB or Baa by a nationally recognized securities rating agency
such as S&P or Moody's, or    , if     unrated    , are
determined
by     Putnam Management    to be     of comparable quality.  In
purchasing securities for the U.S. Government and Investment
Grade
Sector, Putnam Management may take full advantage of the entire range of maturities of eligible fixed-income securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the fund will invest at least 20% of its net assets in U.S. government securities, and at least 65% of the assets allocated to the U.S. Government and Investment Grade Sector will be invested in U.S. government securities.

The fund may invest assets allocated to the U.S. Government and Investment Grade Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs and certain stripped mortgage-backed securities, that are issued by private U.S.
issuers. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -
- Mortgage-backed and asset-backed securities."

As noted above, with respect to assets allocated to the U.S. Government and Investment Grade Sector, the fund will only invest in privately issued debt securities that are rated at least BBB or Baa by a nationally recognized securities rating agency such as S&P or Moody's, or in unrated securities that Putnam Management determines are of comparable quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

Risk factors. U.S. government securities are considered among the safest of fixed-income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates.
Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of fund shares. Conversely, during periods of rising interest rates, the value of fund shares will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities, and the fund expects that its portfolio will normally be weighted towards longer maturities. Because of their added safety, the yields available from
U.S. government securities are generally lower than the yields available from comparable corporate debt securities.

While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the fund may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations.

High Yield Sector

The fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. As discussed below, however, under certain circumstances the fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The fund will not necessarily invest in the highest yielding securities available if in Putnam Management's opinion the differences in yield are not sufficient to justify the higher risks involved.

The High Yield Sector may invest in any security which is rated at least Caa or CCC by a nationally recognized securities rating agency, such as Moody's or S&P or in any unrated security that Putnam Management determines is of comparable quality. In addition, the High
Yield Sector may invest up to 5% of its net assets in securities rated below Caa or CCC by each rating agency rating such security, or in unrated securities that Putnam Management determines are of comparable quality. No more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or
CCC by a nationally recognized securities rating agency, or, if unrated, determined by Putnam Management to be of comparable quality.
Securities rated below Caa or CCC are of poor standing and may be in default.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam
Management will use the highest rating assigned by any agency. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in the Appendix to this prospectus.

The table below shows the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by
S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.



                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------             -------------      ------------------------
"AAA"                 0.04%                    --
"AA"                    --                     --
"A"                   0.06%                    --
"BBB"                 0.27%                    --
"BB"                  6.09%                  0.25%
"B"                  21.86%                  4.86%
"CCC"                 2.94%                  0.06%
"CC"                  0.34%                    --
"C"                     --                     --
"D"                   0.13%                --
                     ------                  -----
   Total             31.73%              5.17%
                     ======                  =====

For a description of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see
"Common investment policies and techniques --Lower-rated and other fixed-income securities."

The fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The fund may also invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

The fund may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risk than investing in developed markets.

International Sector

The fund will invest the assets allocated to the International
Sector
in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:

* debt obligations issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority,
or
   by their agencies or instrumentalities;

*  debt obligations of supranational entities (described below);
and

* debt obligations and other fixed-income securities of foreign and
   U.S. corporate issuers.

When investing in the International Sector, the fund may purchase securities in any rating category without limit, provided that no more than 5% of the net assets of the fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities rated below Caa or CCC by a nationally recognized securities rating agency, or, if unrated, determined by
Putnam Management to be of comparable quality. For discussion of the risks of investing in below investment grade securities, see "High
Yield Sector." The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.

In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Putnam Management will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International
Bank for Reconstruction and Development (the World Bank), the
European
Steel and Coal Community, the Asian Development Bank, and the
Inter-
American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."

PUTNAM VT GROWTH AND INCOME FUND

Putnam VT Growth and Income Fund seeks capital growth and current income as its investment objectives. The fund invests primarily in common stocks that offer potential for capital growth, current income, or both. The fund may also purchase corporate bonds, notes and debentures, preferred stocks, convertible securities (both debt securities and preferred stocks) or U.S. government securities, if
Putnam Management determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors.
The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in securities principally traded in foreign markets, and expects that such investments will not ordinarily exceed
20% of its assets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments." The fund may invest in both higher-rated and lower-rated fixed-income securities. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

The fund may hold a portion of its assets in cash and money market instruments. The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

Putnam VT Growth and Income Fund will generally be managed in a style similar to that of The Putnam Fund for Growth and Income.

PUTNAM VT NEW OPPORTUNITIES FUND

Putnam VT New Opportunities Fund seeks long-term capital appreciation.
The fund seeks its objective by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

The fund will generally invest in companies which Putnam
Management
identifies as offering the best prospects for long-term growth within
a particular sector.  Current dividend income is only an
incidental
consideration.  The fund invests primarily in common stocks, but may
also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective of capital
appreciation.         The fund may invest in foreign securities,
   and     expects that investments in securities principally
traded
on foreign markets will not ordinarily exceed 20% of its assets. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management has identified the following sectors of the economy, and examples of industries within these sectors, as having an above-average growth potential over the next three to five years:

    Personal Communications - long distance telephone, competitive local exchange carriers, cellular telephone, paging, personal communication networks;

    Media/Entertainment - cable television system operators, cable television network programmers, casino operators, film entertainment providers, theme park operators, radio and television stations, billboard advertising providers;

    Medical Technology/Cost-Containment - home and outpatient care, medical device companies, biotechnology, health care information services, physician practice management, managed care providers;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology -         database software,
application
    software, entertainment software, networking software, computer systems integrators, information services companies, semiconductors, manufacturing technology;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming -         retailers, restaurants,
hotel
    chains, travel companies, consumer franchise companies and other consumer product or service companies able to provide quality products or services at lower prices or offering greater perceived
    value than competitors.

In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current judgment of the sectors of the economy which offer the most attractive growth opportunities. The fund will not necessarily be invested in each of the seven market sectors at all times. Such sectors are likely to change over time and may include a variety of industries.
Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector.

The fund will invest in securities    that     Putnam Management
believes offer above-average long-term growth opportunities. As a result of the fund's long-term investment strategy, it is possible that the fund's total return over certain periods may be less than that of other equity investment vehicles.

The fund seeks to invest in companies that offer above-average growth prospects in their particular sector of the economy, without regard to a company's size. Companies in the fund's portfolio will range from small, rapidly growing companies to larger, well-established firms.
It may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The fund will normally emphasize investments in particular economic sectors. Although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on particular sectors of the economy may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of a more diversified investment company.

Putnam VT New Opportunities Fund will generally be managed in a style similar to that of Putnam New Opportunities Fund.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

The investment objective of Putnam VT Utilities Growth and Income
Fund
is to seek capital growth and current income. The fund concentrates its investments in securities issued by companies in the public utilities industries.

The fund will seek its objective by investing under normal circumstances at least 65% of its total assets in equity and debt securities of companies in the public utilities industries. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks.
The fund may invest up to 20% of its total assets in securities that are rated below BBB or Baa by a nationally recognized securities rating agency, such as S&P or Moody's, or , if unrated, are determined by Putnam Management to be of comparable quality. The fund is not subject to any other restrictions based on securities ratings. Securities rated below BBB and Baa (and comparable unrated securities) are commonly known as "junk bonds." See "Common investment policies and techniques" for a discussion of lower-rated and other fixed-income securities and the risks associated with them. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. The fund may invest in debt and equity securities of issuers in other industries if Putnam Management believes they will help achieve the fund's objective.

Companies in the public utilities industries include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric or gas energy or other types of energy and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies engaged in public broadcasting or cable television).
Putnam Management deems a particular company to be in the public utilities industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

The portion of the fund's assets invested in equity securities and in debt securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. Although the fund expects that in the near term it will invest substantial portions of its assets in both equity securities and in debt securities, the fund may invest all of its assets in either equity or debt securities. The fund may hold a portion of its assets in cash and money market instruments.

The fund may invest up to 25% of its assets in securities principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Since the fund's investments are concentrated in the utilities industries, the value of its shares can be expected to change in response to factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Many utility companies, especially electric, gas and other energy-related utility companies, have historically been subject to risks of increase in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, changes in technology which may render existing plants, equipment or products obsolete, the effects of energy conservation and operating constraints, and increased costs and delays associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital. Generally, prices charged by utilities are regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that utility companies earn a return sufficient to allow them to attract capital in order to grow and continue to provide appropriate services.
There can
be no assurance that such pricing policies or rates of return will continue in the future.

In recent years, regulatory changes in the United States have increasingly allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utility services to become a significant part of the utilities industries. Putnam Management believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Although Putnam Management seeks to take advantage of favorable investment opportunities that may arise from these structural changes, there can be no assurance that the fund will benefit from any such changes.

Foreign utility companies may be more heavily regulated than U.S. utility companies, which may result in increased costs or otherwise adversely affect the operations of such companies. The securities of foreign utility companies also often have lower dividend yields than
U.S. utility companies. The fund's investments in foreign issuers may include recently privatized enterprises, in which the fund's participation may be limited or otherwise affected by local law. There can be no assurance that governments with privatization programs will continue such programs or that privatization will succeed in such countries. In addition, the stock of certain of these enterprises may be held by a small group of stockholders, whose sale of a portion or all of the stock may adversely affect the value of the stock of any such enterprise.

Investments in securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than would likely be the case with investments in securities with higher credit ratings.
The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security would serve the fund's investment objective.

The fund is "non-diversified." This means that it may invest its assets in a limited number of issuers. In order to qualify as a "regulated investment company" under the Internal Revenue Code (see
"How a fund makes distributions to shareholders; tax information" below), the fund generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus the fund may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the limited number of issuers in the public utilities industries, the fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of industries. This practice involves an increased risk of loss to the fund if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline.

Putnam VT Utilities Growth and Income Fund will generally be managed in a style similar to that of Putnam Utilities Growth and Income Fund.
Because the latter fund is "diversified," however, Putnam VT
Utilities
Growth and Income Fund's portfolio may consist of securities of a smaller number of issuers than the portfolio of that fund.

PUTNAM VT VOYAGER FUND

Putnam VT Voyager Fund seeks capital appreciation. It is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

The fund invests primarily in common stocks of companies that Putnam
Management believes have potential for capital appreciation that is significantly greater than that of market averages. The fund may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash and money market instruments and may invest up to 20% of its assets in foreign securities.

For a discussion of the risks associated with foreign investments, see
"Common investment policies and techniques --Foreign investments."
The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See
"Common investment policies and techniques" below for a discussion of these strategies.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well-known issuers. The fund generally invests a portion of its assets in the securities of small- to medium-sized companies with equity market capitalizations of less than $3 billion. Investing in these companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

Putnam VT Voyager Fund will generally be managed in a style similar to
Putnam Voyager Fund.

GENERAL

As indicated above, certain of the funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart funds invest, and consequently will not have identical portfolios or experience identical investment results.

COMMON INVESTMENT POLICIES AND TECHNIQUES

Diversification    strategies

Each fund (other than Putnam Diversified Income Fund   and
Putnam
VT Utilities Growth and Income Fund) is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act").
This means that with respect to 75% of its total assets a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Limiting investment risk

Specific investment restrictions help to limit investment risks for
each fund's shareholders.  These restrictions prohibit a fund with
respect to 75% of its total assets (with respect to 50% of its total
assets in the case of Putnam VT Utilities Growth and Income
Fund   and
Putnam VT Health Sciences Fund,) from holding     more than 10%
of the
voting securities of any one issuer.* They also prohibit a fund from investing more than:

(a) (with respect to 75% of total assets for all funds other than Putnam VT Utilities Growth and Income Fund and with respect to 50% of its total assets for Putnam VT Utilities Growth and Income Fund) 5% of its total assets in securities of any one issuer other than the U.S.
government;*

(b) 25% of its total assets in any one industry (securities of the
U.S. government, its agencies or instrumentalities are not considered to represent any industry); except that Putnam VT Utilities Growth and
Income Fund may invest more than 25% of its assets in any of the public utilities industries;*

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the SAI for the full text of these policies and other fundamental policies. Except as otherwise noted in the SAI, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

Defensive strategies

At times, Putnam Management may judge that conditions in the securities markets make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without limit in cash or cash equivalents, money-market instruments, short-term bank obligations, high-rated fixed-income securities or preferred stocks or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. A high portfolio turnover for a fund may lead to higher brokerage costs. Portfolio turnover rates for the life of each fund are shown in the section "Financial highlights."

Investments in premium securities

To the extent described above, certain of the funds may invest in securities bearing coupon rates higher than prevailing market rates.
Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

A fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the fund's risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on a fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare the fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Foreign investments

Each fund may invest in securities of foreign issuers including securities that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S.
dollar.
Each fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject a fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in
U.S. markets.

In addition, a fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries.
Dividends or
interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the fund's assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries.
The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's investments in securities of issuers located in emerging market countries may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructurings, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F.
Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

Each fund expects that its investments in foreign securities generally will not exceed the percentage of its total assets indicated above in its relevant section, although its investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

Foreign currency exchange transactions

To the extent described above, certain of the funds may engage in foreign currency exchange transactions to manage their exposure to foreign currencies. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging"). Each such fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law.

A fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may also purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes, a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes, a fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, a fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Each fund may also engage in non-hedging currency transactions.
For
example, Putnam Management may believe that exposure to a
currency is
in the fund's best interest but that securities denominated in that
currency will not assist the fund in meeting its objective.  In that
case the fund may        , for example,    purchase     a
currency
forward contract or option in order to increase its exposure to the currency.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Futures and options."
The
SAI also contains additional information concerning a fund's use of foreign currency exchange transactions.

Futures and options

Futures and options on futures. To the extent described above, each fund may buy and sell stock index futures contracts ("index futures").
An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time a fund enters into and terminates an index futures transaction, the fund realizes a gain or loss. A fund may also, to the extent consistent with its investment objectives and policies, buy and sell call and put options on index futures or stock indexes. A fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment. In addition, if a fund's investment policies permit it to invest in foreign securities, such fund may invest in futures and options on foreign securities, for hedging purposes and for nonhedging purposes. The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

To the extent described above, each fund may also buy and sell futures contracts and related options with respect to U.S. government securities and options directly on U.S. government securities. Putnam
Management believes that, under certain market conditions, price movements in U.S. government securities futures and related options may correlate closely with securities in which such funds may invest and may, as a result, provide hedging opportunities for the funds.
Such funds may engage in U.S. government securities futures and related options transactions for hedging purposes and for nonhedging purposes, such as to substitute for direct investment or to manage their effective duration. Duration is a commonly used measure of the longevity of debt instruments.

Options. As described above, certain of the funds may, to the extent consistent with their investment objectives and policies, seek to increase current return by writing covered call and put options on securities such funds own or in which they may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also, to the extent consistent with its investment objectives and policies, buy and sell put and call options, including combinations of put and call options on the same underlying security.
The use of these strategies may be limited by applicable law.

Risks related to options and futures strategies

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a fund's ability to terminate its options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if
Putnam Management believes that a liquid secondary market exists for such option or futures contract, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that a fund will enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund.
Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the securities, currencies or indexes underlying the futures and options purchased and sold by a fund, of the option or futures contract itself, and of the securities or currencies which are the subject of a hedge. The successful use of these strategies further depends on the ability of
Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Lower-rated and other fixed-income securities

As described above, certain of the funds may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories of a nationally recognized rating agency (below Baa or BBB) or from unrated securities of comparable quality.
Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this prospectus.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earning prospects.

At times, a substantial portion of fund assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam
Management believes it advisable to do so, or a fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect the fund's net asset value.

The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized securities rating agencies in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund which invests in lower-rated securities before allocating a portion of their insurance investment to a fund that invests in such securities.

The lower ratings of certain securities held by a fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by a fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, a fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by a nationally recognized securities rating agency, such as Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When a fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam
Management will monitor the investment to determine whether continued investment in the security will assist in meeting a fund's investment objective.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security.
Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.
Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments.
Accordingly, such bonds may involve greater credit risks than bonds that pay interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.

Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

Illiquid securities. Each fund may invest up to 15% of its assets in illiquid securities. Putnam Management believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illiquidity, the fund may not be able to sell these securities when Putnam Management considers it desirable to do so or may have to sell them at less than fair market value.

Mortgage-backed and asset-backed securities

As described above, certain of the funds may invest in asset-backed and mortgage-backed securities, including CMOs and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent participations in, or are secured by, mortgage loans and include:

   o          Certain securities issued or guaranteed by the U.S.
              government or one of its agencies or
instrumentalities;

   o Securities issued by private issuers that represent an
              interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S.
government
              or one of its agencies or instrumentalities; and

   o Securities issued by private issuers that represent an
              interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.

Each fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.
Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance
information.  "Yield"    for each class     is calculated by
dividing
the annualized net investment income per share during a recent
30-day
period by the maximum public offering price per share    of the
class     on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "Common investment policies and techniques -- Investments in premium securities."

"Total return" for the one-, five- and ten-year periods (or for the life of a fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund. Total return may also be presented for other periods.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective or objectives and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Performance information presented for the funds should not be compared
directly with performance information of other insurance products without taking into account insurance-related charges and expenses
payable with respect to these insurance products.  Insurance   -
    related charges and expenses are not reflected in the funds' performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

For performance information through the funds' most recent fiscal year, see "Investment Performance of the Trust" in the SAI.

HOW THE TRUST IS MANAGED

The Trustees are responsible for generally overseeing the conduct of
Trust business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the
Trust's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on average net assets. See the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:

                                  Business experience
Fund name              Year       (at least 5 years)
---------------------  -------    -------------------------
Putnam VT Asia Pacific
 Growth Fund

David K. Thomas        1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.

Paul Warren            1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1997.  Prior to May,
1997,
                                  Mr. Warren was a Director at
IDS
                                  Fund Management.  Prior to
August,
                                  1994,    Mr. Warren     was a
                                  Director at Pilgrim Baxter
                                  Associates and prior to March,
                                  1994, Mr. Warren was a Director
at
                                  Prudential Asia.

Putnam VT Diversified
  Income Fund

William Kohli          1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to
September,
                                  1994, Mr. Kohli was Executive
Vice
                                  President, and Co-Director of
                                  Global Bond Management and,
prior
                                  to October, 1993, Mr. Kohli was
                                  Senior Portfolio Manager at
                                  Franklin Advisors/Templeton
                                  Investment Counsel.

   Jennifer E. Leichter           1993 Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1987.

Michael Martino        1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1994.  Prior to January,
                                  1994, Mr. Martino was employed
by
                                  Back Bay Advisors in the
positions
                                  of Executive Vice President and
                                  Chief Investment Officer.

Gail S. Attridge       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since November,
                                  1993.  Prior to November,
                                  1993, Ms. Attridge was an
                                  Analyst at Keystone Custody
                                  International.



Robert M. Paine        1998       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1987.



Putnam VT Growth and
 Income Fund

Anthony I. Kreisel     1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1986.

David L. King          1993       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Sheldon N. Simon       1997       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Putnam VT New
 Opportunities Fund

Carol C. McMullen      1996            Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to June,
1995,
                                  Ms. McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.

Daniel L. Miller       1994       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1983.

Putnam VT Utilities
 Growth and Income Fund

Sheldon N. Simon       1992       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

Christopher A. Ray     1995       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1992.  Prior to December,
                                  1992, Mr. Ray was Vice
President
                                  and Portfolio Manager at
Scudder,
                                  Stevens & Clark, Inc.

Putnam VT Voyager Fund


Robert R. Beck         1995       Employed as an investment
   Managing Director
                       professional by Putnam Management since
1989.

Roland W. Gillis       1995       Employed as an investment
Managing Director                 professional by Putnam
Management
                                  since 1995.  Prior to March,
1995,
                                  Mr. Gillis was Senior Vice
                                  President at Keystone Custodian
                                  Funds, Inc.

Michael P. Stack       1997       Employed as an investment
Senior Vice President             professional by Putnam
                                     Management     since 1997.
                                  Prior to November, 1997, Mr.
Stack
                                  was employed as a Senior Vice
                                  President and Portfolio Manager
at
                                  Independence Investment
Associates,
                                  Inc.

Charles H. Swanberg    1994       Employed as an investment
Senior Vice President             professional by Putnam
Management
                                  since 1984.

The Trust, on behalf of the funds, pays all expenses not assumed by
Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses. The
Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of that fund. General expenses of the Trust will be allocated among and charged to the assets of the funds on a basis that the Trustees deem fair and equitable, which may be based on the nature of the services performed and their relative applicability to, or the relative assets of, the funds.

Putnam Management places all orders for purchases and sales of the securities of each fund. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

The following table summarizes total expenses, including management fees but excluding any separate-account related charges and expenses, based on the most recent fiscal year (or, for funds that have been in operation for less than a full year, based on estimated expenses for the first full fiscal year) as a percentage of each fund's average net assets:

                                  Total   Management     Other
                                Expenses     Fees      Expenses

Putnam VT Asia Pacific
  Growth Fund                     1.07%      0.80%       0.27%
Putnam VT Diversified
  Income Fund                     0.80%      0.69%       0.11%
Putnam VT Growth and
  Income Fund                      0.51%   0.47%         0.04%
Putnam VT New
  Opportunities Fund              0.63%      0.58%       0.05%
Putnam VT Utilities Growth
  and Income Fund                 0.74%      0.67%       0.07%
Putnam VT Voyager Fund            0.59%      0.54%       0.05%

In accordance with SEC policy, the expenses shown in the table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.

ORGANIZATION AND HISTORY

Putnam Variable Trust is a Massachusetts business trust organized on
September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 1,
1997, the Trust was known as Putnam Capital Manager Trust.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or
more series of shares representing separate investment
portfolios, and
are currently divided into twenty series of shares, each
representing
a separate investment portfolio which is being offered through separate accounts of various insurance companies. Each portfolio is a
diversified investment company, except for         Putnam VT
Utilities
Growth and Income Fund, both of which are non-diversified investment companies.

Prior to January 1, 1997, Putnam VT Asia Pacific Growth Fund was known as PCM Asia Pacific Growth Fund, Putnam VT Diversified Income Fund was known as PCM Diversified Income Fund, Putnam VT Growth and Income Fund was known as PCM Growth and Income Fund, Putnam VT New Opportunities
Fund was known as PCM New Opportunities Fund, Putnam VT Utilities Growth and Income Fund was known as PCM Utilities Growth and Income
Fund, and Putnam VT Voyager Fund was known as PCM Voyager Fund.

Any series of shares of the Trust may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan.
Only class IA shares are offered pursuant to this prospectus.
The
funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company
issuing a variable contract         selects the class of shares
in
which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the 1940 Act, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares.
Although the
Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

The Trust's Trustees:  George Putnam,* Chairman.  President of
the
Putnam funds.  Chairman and Director of Putnam Management and
Putnam
Mutual Funds.  Director, Marsh & McLennan Companies, Inc.;
William F.
Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson
Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin,
Vice
Chairman, North American Management Corp.; John A. Hill, Chairman
and
Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Trustee of Salem Hospital and the Peabody Essex Museum;
Paul L. Joskow,* Professor of Economics and Management,
Massachusetts
Institute of Technology, Director, New England Electric System,
State
Farm Indemnity Company and Whitehead Institute for Biomedical Research; Elizabeth T. Kennan, President Emeritus and Professor, Mount
Holyoke College; Lawrence J. Lasser,* Vice President of the
Putnam
funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan
Companies, Inc.; John H. Mullin, III, Chairman and CEO of
Ridgeway
Farm, Director of ACX Technologies, Inc., Alex. Brown Realty,
Inc.   and     The Liberty Corporation       ; Robert E.
Patterson,
President and Trustee of Cabot Industrial Trust    and Trustee of
the
SEA Education Association    ; Donald S. Perkins,* Director of
various
corporations, including Cummins Engine Company, Inc., Lucent
Technologies Inc.   , Nanophase Technologies, Inc.    , Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President,
New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; W. Thomas Stephens, President and Chief Executive Officer, MacMillan Bloedel
Ltd.  Director of         Qwest Communications        and New
Century
Energies; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of
Cabot Industrial Trust, Massachusetts General Hospital and
Eastern
Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or
Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the funds with
Putnam Mutual Funds, One Post Office Square, Boston,
Massachusetts
02109. Putnam Mutual Funds presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual Funds accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of a fund must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine the funds available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices.
In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW A FUND VALUES ITS SHARES

The Trust calculates the net asset value of a share of each fund by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.


HOW    THE FUNDS     MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Distributions are reinvested without a sales charge, using the net
asset value determined on the ex   -    dividend date and
reinvested
using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to variable
annuity
and variable life insurance separate accounts generally require that
portfolios that serve as the funding vehicles solely for such separate
accounts invest no more than 55% of the value of their assets in one
investment, 70% in two investments, 80% in three investments and
90%
in four investments. Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies (see "Taxes" in the SAI) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require a fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain
"excess
distributions" with respect to the investment, and on the proceeds from disposition of the investment.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the funds will receive an unaudited semi-annual financial statement and an audited annual financial statement for such funds.
These reports show the investments owned by each fund and provide other relevant information about the fund.

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam
Mutual Funds is the principal underwriter of the Trust and of other
Putnam funds. Putnam Fiduciary Trust Company is the custodian of the
Trust.  Putnam Investor Services, a division of Putnam Fiduciary
Trust
Company, is the investor servicing and transfer agent for the Trust.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts
02109 and are subsidiaries of Putnam Investments, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1
repayment ability will often be evidenced by the following characteristics:

--  Leading market positions in well established industries.
--  High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to
meet its financial commitment on the obligations.   Adverse
business,
financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to
nonpayment,
and is dependent upon favorable business, financial, and economic
conditions for the obligor to    meet     its financial
commitment on
the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However,
risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay
principal is
considered to be strong, but may be more vulnerable         to
adverse
changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

Putnam Variable Trust                      PUTNAM VARIABLE TRUST

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
Investment Manager

Putnam Investment Management, Inc.
One Post Office Square                     PROSPECTUS
Boston, MA 02109                           APRIL 30, 1998

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
    One Post Office Square
    Boston, Massachusetts 02109
    Toll-free 1-800- 521-0538
    www.putnaminv.com

                             PUTNAM VARIABLE TRUST

                                   FORM N-1A

                                     PART B

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                 April 30, 1998

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectuses of the Trust dated
April 30, 1998, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus.
Investors may
obtain a free copy of the applicable prospectus from Putnam
Investor
Services, Mailing address: P.O. Box 41203, Providence, RI
02940-1203.

The Report of the Trust's independent accountants and the audited financial statements of the Trust are incorporated by reference into this SAI.

                               Table of Contents

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .B-   2

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . .
 . . .B-   2

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . B-   32

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . B-   35

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . B-   37

INVESTMENT PERFORMANCE OF THE TRUST. . . . . . . . . . . . . . .
 . . B-   83

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . B-   85

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . .
 . . B-   88

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . B-   89

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . B-   89

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . B-   89

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
 . . B-   90

                             PUTNAM VARIABLE TRUST
                                SAI DEFINITIONS
The "Trust"                  --  Putnam Variable Trust.
"Putnam Management"          --  Putnam Investment Management,
Inc.,
                                 the Trust's investment manager.
"Putnam Mutual Funds"        --  Putnam Mutual Funds Corp., the
                                 Trust's principal underwriter.
"Putnam Fiduciary Trust      --  Putnam Fiduciary Trust Company,
 Company"                        the Trust's custodian.
"Putnam Investor Services"   --  Putnam Investor Services, a
division
                                 of Putnam Fiduciary Trust
Company,
                                 the Trust's investor servicing
                                 agent.
INVESTMENT OBJECTIVES AND POLICIES
The Trust consists of    twenty     separate investment
portfolios
(the "funds") with differing investment objectives and policies:
Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income
Fund,
Putnam VT The George Putnam Fund of Boston, Putnam VT Global
Asset
Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth
and
Income Fund, Putnam VT Health Sciences    Fund    , Putnam VT
High
Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market
Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and
High Quality Bond Fund, Putnam VT Utilities Growth and Income
Fund,
Putnam VT Vista Fund and Putnam VT Voyager Fund. The investment objectives and policies of the funds are described in the prospectus offering such funds. This SAI contains, among other things, the investment restrictions of the funds. It also contains information concerning certain investment practices in which some or all of the funds may engage. The prospectus indicates which practices are applicable to each fund which it offers.

Except as described below under "Investment Restrictions of the Trust," the investment policies described in the prospectus and in this SAI are not fundamental, and the Trustees may change such policies without shareholder approval. As a matter of policy, the
Trustees would not materially change the funds' investment objectives without shareholder approval.

Short-term Trading

In seeking a fund's objective or objectives, Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of a fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. A fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in a fund's portfolio.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security).
The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Lower-rated Securities

A fund may invest in lower-rated fixed-income securities
(commonly
known as "junk bonds") to the extent described in the prospectus.
The
lower ratings of certain securities held by a fund reflect a greater
possibility that adverse changes in the financial condition of the
issuer or in general economic conditions, or both, or an
unanticipated
rise in interest rates, may impair the ability of the issuer to make
payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a fund more volatile and could limit a fund's ability to sell its securities at prices approximating the values the fund had placed on such
securities.   In the absence of a liquid trading market for
securities
held by it, a fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's
Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's assets. Conversely, during periods of rising interest rates, the value of a fund's assets will generally decline.
The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value. A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting a fund's investment objective or objectives.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of a fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value. In order to enforce its rights in the event of a default under such securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In addition, each fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which a fund may exercise its rights by taking possession of such assets.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund may at times invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds identified in the prospectus, unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently in cash.
Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders, even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for a fund to liquidate other investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on
Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Investments in Premium Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if a fund may invest in premium securities, it may do so without limit.

Investments in Miscellaneous Fixed-Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if a fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit.
None of
the funds, however, currently intends to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

Each fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Loan Participations

A fund may invest in "loan participations." By purchasing a loan participation, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which a fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in a fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which a fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which a fund may invest are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's and the original lending institutions credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests. In a novation, a fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. A fund assumes the position of a co-lender with other syndicate members. As an alternative, a fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, a fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. A fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan.
In
such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. A fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

A fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to a fund such payments and to enforce a fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving principal, interest, and other amounts with respect to the underlying loan. When a fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which a fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities.
Under current market conditions, most of the corporate loan participations purchased by a fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that a fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by a fund may also involve loans made in foreign currencies. A fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Mortgage Related Securities

To the extent described in the prospectus, each fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities.
CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal;
another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to allocate the risk of prepayment among investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities Loans

Each fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent.
The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.
Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

Each fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although a fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. A fund may realize short-term profits or losses upon the sale of forward commitments.

A fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled
TBA sale commitments are valued at the current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, that fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

Each fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which a fund acquires a security for a relatively short period
(usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers approved by the
Trustees and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by a fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. Each fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with a fund's investment objective(s) and policies. Call options written by a fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

Each fund may write only covered options, which means that, so long as a fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. Each fund may write combinations of covered puts and calls on the same underlying security.

A fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If a fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of a fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on a fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions.
If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, the Options Clearing Corporation may prohibit indefinitely the exercise of put options.
The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by a fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, a fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract.
Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

A fund may elect to close some or all of its futures positions at any time prior to their expiration date in order to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

None of the funds intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. A fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option.
There is no guarantee that such closing transactions can be effected.

A fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by a fund is subject to Putnam
Management's ability to predict movements in various factors affecting securities markets, including interest rates.
Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.
Options on
U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a fund has hedged against a decline in the values of fixed-income securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its fixed-income securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the fixed-income securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). A fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price
Index
("S&P 500") is composed of 500 selected common stocks, most of which
are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common
stocks.  In the case of the S&P 500, contracts are to buy or sell
500
units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the
index will take place.  Instead, settlement in cash must occur upon
the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a fund enters into a futures contract to buy 500 units of the S&P 500 at
a
specified future date at a contract price of $150 and the S&P 500 is
at $154 on that future date, the fund will gain $2,000 (500 units
x
gain of $4).  If the fund enters into a futures contract to sell
500
units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by a fund is also subject to
Putnam
Management's ability to predict movements in the direction of the
market.   For example, it is possible that, where a fund has sold
futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, a fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

A fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

A fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Investments

A fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares (other than Putnam VT Money Market
Fund)
may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a
U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States.
Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, a fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization
or
expropriation of assets, are typically increased in connection with
investments in "emerging markets."   For example, political and
economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of a fund's investments in emerging markets and the availability to a fund of additional investments in these markets.
The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and a fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
issuers
having significant foreign operations.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or this SAI, a fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, a fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, a fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the
U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

A fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes a fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund.

Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

For transaction hedging purposes, a fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

A fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments).
For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.
See "Risk factors in options transactions" above.

A fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency will not assist the fund in meeting its objective. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with
SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.
The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions.
Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts.  A forward foreign
currency
contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at
the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract
at maturity by paying a specified fee.   The contracts are traded
in
the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United
States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the
European Community's European Monetary System.

A fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to a fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the Trustees that, if the
Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

   Year 2000.  Like other financial and business organizations, the
funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900
and
the year 2000 or have other operating difficulties as a result of the
year 2000, the operations of and services provided to the funds
and
their shareholders could be adversely impacted.  Putnam
Management and
its affiliates have reported that each expects to modify its systems,
as necessary, to address this so-called "year 2000 problem," and will,
on behalf of the funds, inquire as to the year 2000 compliance of the
funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected.
Similarly,
companies in which the funds invest may also experience "year
2000
problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXES

Taxation of the Trust. Each fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) Distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) Diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than
10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities
(other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If a fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends
(including capital gain dividends).

If a fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a fund fails to distribute in a calendar year substantially all of
its ordinary income for such year and substantially all of its capital
gain net income for the one-year period ending October 31 (or later if
the fund is permitted so to elect and so elects), plus any
retained
amount from the prior year, the fund will be subject to a 4%
excise
tax on the undistributed amounts.   A fund is exempt from this
distribution requirement and excise tax if at all times during the calendar year each shareholder in the fund was "a segregated asset account of a life insurance company held in connection with variable contracts."

Hedging transactions. If a fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of the fund's distributions. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities issued or purchased at a discount. A fund's investment in securities issued at a discount and certain other obligations will
(and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to a fund are shown in Note 1 (Federal income taxes) to the financial statements incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the stock or securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who
do not itemize on their federal income tax returns may claim a credit
(but no deduction) for such foreign taxes.

Investment by a fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i)
75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which
(generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least
50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

This discussion of federal income tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1)   (a)     (All funds except Putnam VT The George Putnam Fund
of
Boston, Putnam VT Health Sciences         Fund, Putnam    VT
Investors
Fund, Putnam VT     OTC & Emerging Growth Fund        and Putnam
   VT     Voyager Fund)  Borrow money in excess of 10% of the
value
(taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

   (1)(b) (Putnam VT Voyager Fund) Borrow more than 50% of the value of its total assets (excluding borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices) less liabilities other than borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices.

   (1)(c)     (Putnam VT The George Putnam Fund of Boston, Putnam
VT
Health Sciences         Fund, Putnam    VT Investors Fund and
Putnam
VT     OTC & Emerging Growth Fund)   Borrow money in excess of 33
1/3%
of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5)   (a)     (All funds except Putnam VT The George Putnam Fund
of
Boston, Putnam VT Health Sciences    Fund,     Putnam    VT
Investors Fund        and Putnam    VT     OTC & Emerging Growth
Fund)
Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

   (5)(b)     (Putnam VT The George Putnam Fund of Boston, Putnam
VT
Health Sciences    Fund    , Putnam Investors Fund   and
Putnam
OTC & Emerging Growth Fund) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities.

   (6)(a)     (All funds except Putnam VT Utilities Growth and
Income
Fund) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

   (6)(b) (Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

   (7)(a)     (All funds except Putnam VT Utilities Growth and
Income
Fund)  With respect to 75% of its total assets, acquire more than
10%
of the outstanding voting securities of any issuer.

   (7)(b) (Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Utilities Growth and Income
Fund may invest more than 25% of its assets in any of the public utilities industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             ---------------------

It is contrary to each funds' present policy, which may be changed without shareholder approval, to:

(1) Invest in (a) securities which are not readily marketable,
(b)
securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and
(c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c)
above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

MANAGEMENT

Trustees         Name (Age)

*+George Putnam (71), Chairman and President.  Chairman and
Director
of Putnam Management and Putnam Mutual Funds.  Director,
Freeport Copper and Gold, Inc.   (a mining and natural resource
company)    , Houghton Mifflin Company (a major publishing
company)
and Marsh & McLennan Companies, Inc.

+William F. Pounds (70), Vice Chairman.  Professor of Management,
Alfred P. Sloan School of Management, Massachusetts Institute of
Technology.  Director of IDEXX Laboratories, Inc.       ,
Management
Sciences for Health, Inc., and Sun Company, Inc.

Jameson A. Baxter (54), Trustee. President, Baxter Associates,
Inc. (a
management and financial consulting firm) . Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta
Corporation    (    printing and digital imaging).  Chairman
Emeritus
of the Board of Trustees, Mount Holyoke College.

+Hans H. Estin (69), Trustee.  Chartered Financial Analyst and
Vice
Chairman, North American Management Corp. (a registered investment adviser).

John A. Hill (56), Trustee.  Chairman and Managing Director,
First
Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional
investors).  Director of         Snyder Oil Corporation,
TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil
field
service company) and various private companies owned by First
Reserve
Corporation, such as James River Coal and Anker Coal Corporation,
and
various First Reserve Funds   ,     such as American Gas & Oil
Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy
Assets
Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI,
L.P.,
and First Reserve Fund VII, L.P.

Ronald J. Jackson (54), Trustee.  Former Chairman, President and
Chief
Executive Officer of Fisher-Price, Inc.

*Paul L. Joskow (50), Trustee.  Professor of Economics and
Management
   and Head of the Department of Economics    , Massachusetts
Institute of Technology.  Director, New England Electric System,
State
Farm Indemnity Company and Whitehead Institute for Biomedical
Research.     He has been a consultant to National Economic
Research
Associates, Inc. since 1972.

Elizabeth T. Kennan (60), Trustee.  President Emeritus and
Professor,
Mount Holyoke College.  Director    , Bell Atlantic (a
telecommunications company),     the Kentucky Home Life Insurance
Companies, NYNEX Corporation, Northeast Utilities and
Talbots.

*Lawrence J. Lasser (55), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and
Putnam    Investment     Management   , Inc    .  Director of
Marsh &
McLennan Companies, Inc. and the United Way of Massachusetts Bay.

John H. Mullin, III (56), Trustee.  Chairman and CEO of Ridgeway
Farm,
Director of ACX Technologies, Inc.    (a company engaged in the
manufacture of industrial ceramics and packaging products)    ,
Alex.
Brown Realty, Inc.   and     The Liberty Corporation    (a
company
engaged in the life insurance and broadcasting industries).

+Robert E. Patterson (53), Trustee.  President and Trustee of
Cabot
Industrial Trust (a    publicly traded     real estate investment
trust).     Director of Brandywine Trust Company.  Trustee of SEA
Education Association.

*Donald S. Perkins (71), Trustee.  Director of various
corporations,
including AON Corp.    (an insurance company)    , Cummins Engine
Company, Inc.    (an engine and power generator manufacturer and
assembler)    , Current Assets L.L.C.    (a corporation providing
financial staffing services)    , LaSalle Street Fund,
Inc.   and
LaSalle U.S. Realty Income and Growth Fund, Inc.    (real estate
investment trusts)    , Lucent Technologies Inc.,    Nanophase
Technologies Inc. (a producer of nano crystalline materials),
Ryerson Tull, Inc.    (America's largest     steel service
corporation)   ,     Springs Industries, Inc. (a textile
manufacturer), and Time Warner    , Inc. (one of the nation's
largest
media conglomerates.)

*#George Putnam III (46), Trustee.  President, New Generation
Research, Inc.    (a     publisher of    financial advisory and
other
research services relating to bankrupt and distressed
companies)
and New Generation Advisers, Inc. (a registered investment
adviser).
Director, Massachusetts Audubon Society and The Boston Family
Office,
L.L.C. (a registered investment    advisor).

*A.J.C. Smith (64), Trustee.  Chairman and Chief Executive
Officer,
Marsh & McLennan Companies, Inc.  Director, Trident Corp.

   W. Thomas Stephens (55), Trustee.  President and Chief
Executive
Officer of MacMillan Bloedel Ltd.  Director, Qwest Communications
(a
fiber optics manufacturer) and New Century Energies (a public utility company).

W. Nicholas Thorndike (65), Trustee.  Director of various
corporations
and charitable organizations, including Courier
Corporation       ,
Data General Corporation, Bradley Real Estate, Inc., and
Providence
Journal Co.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the
   fund    ,
Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees.  The
Executive
Committee meets between regular meetings of the Trustees as may be
required to review investment matters and other affairs of the
   fund     and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

Officers         Name (Age)

Charles E. Porter (59), Executive Vice President.  Managing
Director
of Putnam Investments, Inc. and Putnam Management.

Patricia C. Flaherty (51),         Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler (56), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director
of Putnam Mutual Funds        .

Gordon H. Silver (50), Vice President.  Director and Senior
Managing
Director of Putnam Investments, Inc. and Putnam Management.

   Ian C. Ferguson (40), Vice President.  Senior Managing
Director of
Putnam Management.

John R. Verani (58), Vice President.  Senior Vice President of
Putnam
Investments, Inc. and Putnam Management.

John D. Hughes (63), Senior Vice President and Treasurer.

Beverly Marcus (53), Clerk and Assistant Treasurer.


                               -----------------

Each of the following persons is also a Vice President of the Trust and certain of the other Putnam funds, the total of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Ian C. Ferguson (40) (101 funds), Senior Managing Director of
Putnam
Management.

Anthony W. Regan (58) (2 funds), Senior Managing Director of
Putnam
Management.

   Robert R. Beck (57) (2 funds), Managing Director of Putnam
Management.

Brett C. Browchuk (35) (52 funds), Managing Director of Putnam
Management.

William J. Curtin (38) (60 funds), Managing Director of Putnam
Management.

   Omid Kamshad (35) (4 funds), Managing Director of Putnam
Management.

D. William Kohli (37)    (8     funds), Managing Director of
Putnam
Management.

Anthony I. Kreisel (53)    (12     funds), Managing Director of
Putnam
Management.

William J. Landes (45) (19 funds), Managing Director of Putnam
Management.

   Jennifer E. Leichter (37) (11 funds), Managing Director of
Putnam
Management.

Michael Martino (45)    (8     funds), Managing Director of
Putnam
Management.

Carol C. McMullen (42)    (14     funds), Managing Director of
Putnam
Management.

Daniel L. Miller (40) (6 funds), Managing Director of Putnam
Management.

Justin M. Scott (40) (9 funds), Managing Director of Putnam
Management.

Eric M. Wetlaufer (36) (2 funds), Managing Director of Putnam
Management.

William E. Zieff (38) (19 funds), Managing Director of Putnam
Management.

Michael K. Arends (44) (2 funds), Senior Vice President of Putnam
Management.



Edward P. Bousa (39) (3 funds), Senior Vice President of Putnam
Management.

David G. Carlson (36) (1 fund), Senior Vice President of Putnam
Management.

C. Beth Cotner (45)    (4     fund), Senior Vice President of
Putnam
Management.

   Ami T. Kuan Danoff (35) (4 funds),  Senior Vice President of
Putnam
Management.

Richard England (39) (2 funds), Senior Vice President of Putnam
Management.

Richard M. Frucci (53) (1 fund), Senior Vice President of Putnam
Management.

Roland W. Gillis (48)    (4     funds), Senior Vice President of
Putnam Management.

J. Peter Grant (55)        (5 funds), Senior Vice President of
Putnam
Management.

Steven L. Kirson (37) (1 fund), Senior Vice President of Putnam
Management.

David L. King (41) (5 funds), Senior Vice President of Putnam
Management.



Kelly A. Morgan (35) (2 funds), Senior Vice President of Putnam
Management.

Michael J. Mufson (35) (1 fund), Senior Vice President of Putnam
Management.

Robert M. Paine (34) (6 funds),  Senior Vice President of
Putnam Management.

Christopher A. Ray (35) (2 funds), Senior Vice President of
Putnam
Management.

   Anthony C. Santosus (39) (1 fund)    , Senior Vice President
of
Putnam Management.

Sheldon N. Simon (40) (4 funds), Senior Vice President of Putnam
Management.

Michael P. Stack (39) (2 funds), Senior Vice President of Putnam
Management.

Charles H. Swanberg (50) (4 funds), Senior Vice President of
Putnam
Management.

Robert Swift (37) (5 funds), Senior Vice President of Putnam
Management.



David K. Thomas (56) (3 funds), Senior Vice President of Putnam
Management.

   Paul Warren (37) (3 funds), Senior Vice President of Putnam
Management.

Manuel Weiss (49) (1 fund), Senior Vice President of Putnam
Management.

Gail S. Attridge (36)    (8     funds), Vice President of Putnam
Management.



Joanne M. Driscoll (27)  (2 funds), Vice President of Putnam
Management.

David J. Santos (40) (3 funds), Vice President of Putnam
Management.

Rosemary H. Thomsen (37) (3 funds), Vice President of Putnam
Management.



Except as stated below, the principal occupations of the officers
and
Trustees for the last five years have been with the employers as shown
above, although in some cases they have held different positions with
such employers.  Prior to 1993, Mr. Jackson was Chairman of the
Board,
President and Chief Executive Officer of Fisher-Price, Inc.
Prior
to June, 1995, Ms. Kennan was President of Mount Holyoke
College.
Prior to 1996, Mr. Stephens was Chairman of the Board of
Directors,
President and Chief Executive Officer of Johns Manville
Corporation.     Prior to February, 1998, Mr. Patterson was
Executive
Vice President and Director of Acquisitions of Cabot Partners
Limited
Partnership.      Prior to November, 1993, Ms. Attridge was an
Analyst
at Keystone Custody International. Prior to April, 1993, Ms. Kuan attended the MIT Sloan School of Management. Prior to April, 1996,
Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to January, 1994, Mr. Martino was employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment Officer from 1992 to 1994. Prior to June, 1995, Ms. McMullen was Senior Vice
President of Baring Asset Management. Prior to March, 1995, Mr. Gillis was Vice President at Keystone Custodian Funds, Inc.
Prior to
January, 1996, Mr. Kamshad was Director of Investments at Lombard Odier International and prior to April, 1995 he was Director at Baring
Asset Management Company. Prior to September, 1994, Mr. Kohli was
Executive Vice President and Co-Director of Global Bond Management and, prior to October, 1993, Senior Portfolio Manager, at Franklin
Advisors/Templeton Investment Counsel.  Prior to December, 1992,
Mr.
Ray was Vice President and Portfolio Manager at Scudder, Stevens
&
Clark, Inc. Prior to June, 1993, Mr. Siegel was Vice President at
Salomon Brothers International LTD. Prior to August, 1995, Mr. Swift was Director and Senior Portfolio Manager at IAI International/Hill
Samuel Investment Advisors. Prior to December, 1996 Ms. Morgan was
Senior Vice President at Alliance Capital Management L.P. Prior to
May, 1997, Mr. Warren was a Director at IDS Fund Management, and prior to August, 1994 was a Director at Pilgrim Baxter Associates. Prior to
March, 1994 Mr. Warren was a Director at Prudential Asia, and prior to
February, 1993 was a Director at Rothschild Asset Management. Prior to December, 1996, Mr. Zieff was Manager of the Global Asset Allocation Group at Grantham, Mayo, Van Otterloo & Co. Prior to November 1997, Mr. Arends was employed by Phoenix Duff & Phelps as a
Managing Director, Equities. Prior to August 1994, Mr. Arends was employed as a Portfolio Manager with Kemper Financial Services. Prior to November 1997, Mr. Wetlaufer was employed as a Managing Director and Portfolio Manager at Cadence Capital Management. Prior to November, 1997, Mr. Stack was employed as a Senior Vice President and
Portfolio Manager at Independence Investment Associates, Inc. Prior to April, 1995, Ms. Driscoll was a Graduate Teaching Assistant in the
Finance Department at Northeaster University and prior to September,
1994, Ms. Driscoll was a Financial Associate at Bank Boston.
Prior to
June, 1993, Ms. Driscoll was an Investment Associate at BayBanks Investment Management. Prior to September, 1995, Ms. Cotner was Executive Vice President of Kemper Financial Services. Prior to June,
1993, Mr. Mufson was Senior Equity Analyst at Stein Roe &
Farnham.

The Trust pays each Trustee a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  The Trustees meet monthly over a two-day
period, except in August.  The Compensation Committee, which consists
solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting.  The following table shows the year each
Trustee
was first elected a Trustee of the Putnam funds the fees paid to each
Trustee by each Putnam VT fund for fiscal 1997 (except for Putnam
VT
The George Putnam Fund of Boston, Putnam VT Health Sciences
   Fund    , Putnam VT Investors Fund   and     Putnam VT OTC &
Emerging Growth Fund, for which fees expected to be paid for the first full fiscal year are shown), and the fees paid to each Trustee by all of the Putnam funds for the year ended December 31, 1997:

COMPENSATION TABLE

                                                   Aggregate
compensation (1) from:


                               Putnam VT        Putnam VT
Putnam VT        Putnam VT   Putnam VT       Putnam VT
                               Asia Pacific     Diversified
Global Asset     Global      Growth and      High
Trustee/Year                   Growth           Income
Allocation       Growth      Income          Yield
-----------------------------------------------------------------
----------------------------------------------------
Jameson A. Baxter/1994    (5)    $932          $1,121
$1,242           $2,287      $5,776          $1,386
Hans H. Estin/1972                927           1,115
1,234            2,273       5,743           1,386
John A. Hill/1985 (5)             927           1,115
1,234            2,273       5,743           1,386
Ronald J. Jackson/1996 (5)        932           1,121
1,242            2,287       5,776           1,386
Paul L. Joskow/1997 (8)           128             157
177              325         855             195
Elizabeth T. Kennan/1992          922           1,108
1,228            2,261       5,709           1,370
Lawrence J. Lasser/1992           912           1,096
1,214            2,235       5,642           1,355
John H. Mullin/1997 (8)           128             157
177              325         855             195
Robert E. Patterson/1984          932           1,121
1,242            2,286       5,776           1,386
Donald S. Perkins/1982            932           1,121
1,242            2,286       5,776           1,386
William F. Pounds/1971 (6)        952           1,210
1,380            2,528       6,896           1,528
George Putnam/1957                927           1,115
1,235            2,274       5,742           1,382
George Putnam, III/1984           922           1,109
1,228            2,261       5,709           1,370
A.J.C. Smith/1986                 901           1,083
1,200            2,209       5,577           1,338
W. Thomas Stephens    (5)     (7) 281             337
287              528       1,369             320
W. Nicholas Thorndike/1992        932           1,121
1,242            2,287       5,776           1,386

/TABLE

COMPENSATION TABLE (continued)

                                                   Aggregate
compensation (1) from:


                            Putnam VT      Putnam VT
Putnam VT          Putnam VT  Putnam VT  Putnam VT
                            International  International
International New  Money      New        New
Trustee/Year                Growth         Growth and Income
Opportunities      Market     Value      Opportunities
-----------------------------------------------------------------
------------------------------------------------------
Jameson A. Baxter/1994    (5)                 $389
$401             $395       $522           $264    $2,435
Hans H. Estin/1972               389           401
395              519        264          2,421
John A. Hill/1985 (5)            389           401
395              519        264          2,421
Ronald J. Jackson/1996 (5)       389           401
395              522        263          2,435
Paul L. Joskow/1997 (8)          113           117
115               75         77            350
Elizabeth T. Kennan/1992         384           397
390              516        261          2,407
Lawrence J. Lasser/1992          376           387
390              510        261          2,380
John H. Mullin/1997 (8)          113           117
115               75         77            350
Robert E. Patterson/1984         389           401
395              522        264          2,435
Donald S. Perkins/1982           389           401
395              522        264          2,435
William F. Pounds/1971 (6)       401           418
407              602        281          2,759
George Putnam/1957               384           396
390              519        261          2,422
George Putnam, III/1984          380           392
386              516        258          2,408
A.J.C. Smith/1986                376           388
381              504        255          2,352
W. Thomas Stephens    (5)     (7)248           257
253              159        167            567
W. Nicholas Thorndike/1992       389           401
395              522        263          2,435

/TABLE

COMPENSATION TABLE (continued)


                                              Estimated
Aggregate compensation (1) from:



              Putnam VT
                                                Putnam VT
Putnam VT        The George
                               Putnam VT        OTC & Emerging
Health           Putnam Fund
Trustee/Year                   Investors+       Growth+
Sciences+        of Boston+
-----------------------------------------------------------------
---------------------------
Jameson A. Baxter/1994    (5)  $401            $401          $401
          $401
Hans H. Estin/1972              401             401           401
           401
John A. Hill/1985 (5)           401             401           401
           401
Ronald J. Jackson/1996 (5)      401             401           401
           401
Paul L. Joskow/1997 (8)         401             401           401
           401
Elizabeth T. Kennan/1992        401             401           401
           401
Lawrence J. Lasser/1992         401             401           401
           401
John H. Mullin/1997 (8)         401             401           401
           401
Robert E. Patterson/1984        401             401           401
           401
Donald S. Perkins/1982          401             401           401
           401
William F. Pounds/1971 (6)      418             418           418
           418
George Putnam/1957              401             401           401
           401
George Putnam, III/1984         401             401           401
           401
A.J.C. Smith/1986               401             401           401
           401
W. Thomas Stephens    (5)     (7)               401           401
               401        401
W. Nicholas Thorndike/1992      401             401           401
           401

COMPENSATION TABLE (continued)
                                                   Aggregate
compensation (1) from:


                          Estimated

                          annual

                          benefits
                                            Putnam VT
                          from all
                          Putnam VT         U.S. Government
                          Putnam funds
                          Utilities Growth  and High
Putnam VT Putnam VT  All Putnam  upon
Trustee/Year              and Income        Quality Bond    Vista
   Voyager    funds (2)   retirement (4)
-----------------------------------------------------------------
-------------------------------------------------------
Jameson A. Baxter/1994    (5)             $1,292        $1,022
   $263       $3,929  $176,000   $87,500
Hans H. Estin/1972            1,285        1,016           264
  3,907      175,000    87,500
John A. Hill/1985 (5)         1,285        1,016           264
  3,907      175,000    87,500
Ronald J. Jackson/1996 (5)    1,292        1,022           264
  3,929      176,000    87,500
Paul L. Joskow/1997 (8)         178          138            77
    560       25,500    87,500
Elizabeth T. Kennan/1992      1,278        1,011           260
  3,885      174,000    87,500
Lawrence J. Lasser/1992       1,264        1,000           260
  3,841      172,000    87,500
John H. Mullin/1997 (8)         178          138            77
    560       25,000    87,500
Robert E. Patterson/1984      1,292        1,022           263
  3,929      176,000    87,500
Donald S. Perkins/1982        1,292        1,022           263
  3,929      176,000    87,500
William F. Pounds/1971 (6)    1,404        1,147           277
  4,528      201,000    98,000
George Putnam/1957            1,286        1,017           260
  3,907      175,000    87,500
George Putnam, III/1984       1,279        1,011           257
  3,885      174,000    87,500
A.J.C. Smith/1986             1,249          988           254
  3,796      170,000    87,500
W. Thomas Stephens    (5)     (7)            293           225
    167          900    53,000    87,500
W. Nicholas Thorndike/1992    1,292        1,022           263
  3,929      176,000    87,500
/TABLE

COMPENSATION TABLE

                               Pension or retirement benefits
accrued as part of fund expenses (3) from:


                               Putnam VT        Putnam VT
Putnam VT        Putnam VT   Putnam VT       Putnam VT
                               Asia Pacific     Diversified
Global Asset     Global      Growth and      High
Trustee/Year                   Growth           Income
Allocation       Growth      Income          Yield
-----------------------------------------------------------------
----------------------------------------------------
Jameson A. Baxter/1994    (5)    $189            $225
$245             $452       $1091            $276
Hans H. Estin/1972                470             558
608             1122        2708             685
John A. Hill/1985 (5)             177             210
229              422        1019             258
Ronald J. Jackson/1996 (5)         79              94
103              190         458             116
Paul L. Joskow/1997 (8)           N/A             N/A
N/A              N/A         N/A             N/A
Elizabeth T. Kennan/1992          244             289
315              582        1404             355
Lawrence J. Lasser/1992           183             217
236              436        1053             266
John H. Mullin/1997 (8)           N/A             N/A
N/A              N/A         N/A             N/A
Robert E. Patterson/1984          141             168
183              338         815             206
Donald S. Perkins/1982            510             605
659             1217        2937             743
William F. Pounds/1971 (6)        528             627
683             1261        3043             769
George Putnam/1957                537             637
694             1282        3093             782
George Putnam, III/1984            93             110
120              222         536             136
A.J.C. Smith/1986                 317             377
410              757        1827             462
W. Thomas Stephens    (5)     (7) N/A             N/A
N/A              N/A         N/A             N/A
W. Nicholas Thorndike/1992        350             416
453              836        2018             510

/TABLE

COMPENSATION TABLE (continued)

                               Pension or retirement benefits
accrued as part of fund expenses (3) from:


                            Putnam VT      Putnam VT
Putnam VT          Putnam VT  Putnam VT  Putnam VT
                            International  International
International New  Money      New        New
Trustee/Year                Growth++       Growth and Income++
Opportunities++    Market     Value++    Opportunities
-----------------------------------------------------------------
------------------------------------------------------
Jameson A. Baxter/1994    (5)     $0            $0
 $0             $103         $0           $474
Hans H. Estin/1972                 0             0
  0              255          0           1177
John A. Hill/1985 (5)              0             0
  0               96          0            443
Ronald J. Jackson/1996 (5)         0             0
  0               43          0            199
Paul L. Joskow/1997 (8)            0             0
  0              N/A          0            N/A
Elizabeth T. Kennan/1992           0             0
  0              132          0            610
Lawrence J. Lasser/1992            0             0
  0               99          0            458
John H. Mullin/1997 (8)            0             0
  0              N/A          0            N/A
Robert E. Patterson/1984           0             0
  0               77          0            354
Donald S. Perkins/1982             0             0
  0              276          0           1276
William F. Pounds/1971 (6)         0             0
  0              286          0           1323
George Putnam/1957                 0             0
  0              291          0           1344
George Putnam, III/1984            0             0
  0               50          0            233
A.J.C. Smith/1986                  0             0
  0              172          0            794
W. Thomas Stephens    (5)     (7)  0             0
  0              N/A          0            N/A
W. Nicholas Thorndike/1992         0             0
  0              190          0            877

/TABLE

COMPENSATION TABLE (continued)

                               Pension or retirement benefits
accrued as part of fund expenses (3) from:



                                            Putnam VT

                          Putnam VT         U.S. Government

                          Utilities Growth  and High
Putnam VT Putnam VT
Trustee/Year              and Income        Quality Bond
Vista++   Voyager
-----------------------------------------------------------------
-------------
Jameson A. Baxter/1994    (5)               $263          $212
     $0         $775
Hans H. Estin/1972              652          525             0
   1923
John A. Hill/1985 (5)           245          198             0
    724
Ronald J. Jackson/1996 (5)      110           89             0
    325
Paul L. Joskow/1997 (8)         N/A          N/A             0
    N/A
Elizabeth T. Kennan/1992        338          272             0
    997
Lawrence J. Lasser/1992         253          204             0
    748
John H. Mullin/1997 (8)         N/A          N/A             0
    N/A
Robert E. Patterson/1984        196          158             0
    579
Donald S. Perkins/1982          707          569             0
   2086
William F. Pounds/1971 (6)      733          590             0
   2162
George Putnam/1957              745          600             0
   2197
George Putnam, III/1984         129          104             0
    381
A.J.C. Smith/1986               440          354             0
   1298
W. Thomas Stephens    (5)     (7)            N/A           N/A
      0          N/A
W. Nicholas Thorndike/1992      486          391             0
   1434
/TABLE

COMPENSATION TABLE (continued)

                               Pension or retirement benefits
accrued as part of fund expenses (3) from:




     Putnam VT
                                            Putnam VT
Putnam VT   The George
                          Putnam VT         OTC & Emerging
Health      Putnam Fund
Trustee/Year              Investors++       Growth++
Sciences++  of Boston++
-----------------------------------------------------------------
-------------
Jameson A. Baxter/1994    (5)    $0           $0            $0
     $0
Hans H. Estin/1972                0            0             0
      0
John A. Hill/1985 (5)             0            0             0
      0
Ronald J. Jackson/1996 (5)        0            0             0
      0
Paul L. Joskow/1997 (8)           0            0             0
      0
Elizabeth T. Kennan/1992          0            0             0
      0
Lawrence J. Lasser/1992           0            0             0
      0
John H. Mullin/1997 (8)           0            0             0
      0
Robert E. Patterson/1984          0            0             0
      0
Donald S. Perkins/1982            0            0             0
      0
William F. Pounds/1971 (6)        0            0             0
      0
George Putnam/1957                0            0             0
      0
George Putnam, III/1984           0            0             0
      0
A.J.C. Smith/1986                 0            0             0
      0
W. Thomas Stephens    (5)     (7) 0            0             0
      0
W. Nicholas Thorndike/1992        0            0             0
      0
+   Reflects estimated amounts to be paid for the current fiscal year.
++  For certain newly created funds        , actual pension or
retirement benefit information is not yet available.
(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) As of December 31, 1997, there were 101 funds in the Putnam family.
(3) The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1, 1996.
(4) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on
    Trustee fee rates in effect during calendar 1997.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable to Ms. Baxter as of December 31, 1997 by
        Putnam VT Growth and Income Fund        and Putnam
    VT Voyager Fund, were         $5,728        and $4,156,
respectively, including income earned on such amounts.  The
    total amounts of deferred compensation payable to Mr. Hill as of December 31, 1997 by Putnam VT Global Asset Allocation
    Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT New
    Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund,
    and Putnam VT Voyager Fund, were    $4,079    , $6,837,
$14,706, $4,096, $5,013, $4,097, $4,305, and $11,998
    respectively, including income earned on such amounts. The total amounts of deferred compensation payable to Mr.
    Jackson as of December 31, 1997 by Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT
    Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High
    Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund, were $2,225, $4,020, $9,197,
    $2,371, $4,037, $1,990, $2,328, and    $6,858
respectively, including income earned on such amounts.  The total amounts of deferred compensation payable to Mr. Stephens as of December 31, 1997 by Putnam VT Global Asset Allocation
    Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT New
    Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund,
    and Putnam VT Voyager Fund, were $285, $523, $1,358, $317, $562, $223, $291, and $893 respectively, including income earned on such amounts.
(6) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(7) Elected a Trustee in September 1997.
(8) Elected a Trustee in November 1997.
/TABLE

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not
"interested persons" of the fund, as defined in the Investment
Company
Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management"
in this SAI.

The Agreement and Declaration of Trust of the Trust provides that the
Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in such Agreement and Declaration of Trust that such Trustees and officers have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or
Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees and officers of the Trust who are also officers of Putnam
Management or its affiliates or stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, transfer agency fees and custodian fees and fees paid or allowed by the Trust.
At
March 31, 1998, the officers and Trustees as a group owned directly no shares of the Trust or any fund. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables. All of the shares of each of the funds are owned by the insurance company separate accounts listed below and by Putnam Management pursuant to its initial capital contribution to each fund during the organization of the Trust and the subsequent organization of Putnam VT Global Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT
Diversified Income Fund, Putnam VT New Opportunities Fund, Putnam
VT
Asia Pacific Growth Fund, Putnam VT International Growth Fund,
Putnam
VT International Growth and Income Fund, Putnam VT International
New
Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista
Fund.
Except to the extent set forth below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of any fund as of March 31, 1998.

Issuer and name of
Separate Account

(1) Hartford Life
Percentage of
Insurance Company          Fund                           shares
owned of record

(a) Putnam Capital Manager Trust
    Separate Account

    Putnam VT Asia
     Pacific Growth Fund             38.70%

    Putnam VT Diversified
     Income Fund                     51.71%

    Putnam VT Global
     Asset Allocation Fund           50.25%

    Putnam VT Global
     Growth Fund                     44.33%

    Putnam VT Growth and
     Income Fund                     51.41%

    Putnam VT High Yield Fund        43.67%

    Putnam VT International
     Growth Fund                     36.61%

    Putnam VT International
     Growth and Income Fund          41.49%

    Putnam VT International
     New Opportunities Fund          39.84%

    Putnam VT Money Market Fund      48.31%

Issuer and name of
Separate Account

(1) Hartford Life
Percentage of
Insurance Company            Fund                         shares
owned of record

(a) Putnam Capital Manager Trust
    Separate Account (continued)

    Putnam VT New Opportunities
      Fund                            4.04%

    Putnam VT New Value Fund         38.91%

    Putnam VT U.S. Government
     and High Quality Bond Fund      66.33%

    Putnam VT Utilities
     Growth and Income Fund          54.01%

    Putnam VT Vista Fund             41.09%

    Putnam VT Voyager Fund           46.72%

(b) Putnam Capital Manager Trust
    Separate Account VLI

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                  1.05%

    Putnam VT Global
     Growth Fund                      1.23%

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                            *


Issuer and name of
Separate Account

(1) Hartford Life
Percentage of
Insurance Company             Fund                        shares
owned of record

   (b) Putnam Capital Manager Trust
    Separate Account VLI (continued)

    Putnam VT Utilities Growth
     and Income Fund                                 *

    Putnam VT Voyager Fund                   1.00%

(c) Putnam Capital Manager Trust
    Separate Account VLII

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and  High Quality
     Bond Fund                                   *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                *

Issuer and name of
Separate Account

(1) Hartford Life
Percentage of
Insurance Company           Fund                          shares
owned of record

(d) Putnam Capital Manager Trust
    Variable Life
    Separate Account Five

       Putnam VT Asia Pacific
     Growth Fund                                     *

    Putnam VT Diversified
     Income Fund                                     *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT International
     Growth Fund                                 *

    Putnam VT International
     Growth and Income Fund                      *

    Putnam VT International
     New Opportunities Fund                      *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT New Value Fund                     *

    Putnam VT U.S. Government
     and High Quality Bond Fund           *

Issuer and name of
Separate Account

(1) Hartford Life
Percentage of
Insurance Company            Fund                         shares
owned of record

   (d) Putnam Capital Manager Trust
    Variable Life
    Separate Account Five (continued)

    Putnam VT Utilities Growth
     and Income Fund                                 *

    Putnam VT Vista Fund                             *

    Putnam VT Voyager Fund                       *

(e) Putnam Capital Manager Trust
    Variable Life
    Separate Account VLUL

       Putnam VT Diversified
     Income Fund                                     *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality Bond Fund                  *


    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                       *

(2) ITT Hartford Life

    and Annuity
Percentage of
    Insurance Company          Fund                       shares
owned of record

(a) Putnam Capital Manager Trust
    Separate Account Two

    Putnam VT Asia Pacific
     Growth Fund                     60.09%

    Putnam VT Diversified
     Income Fund                     44.21%

    Putnam VT Global Asset
     Allocation Fund                 47.68%

    Putnam VT Global Growth
     Fund                            52.99%

    Putnam VT Growth and
     Income Fund                     45.95%

       Putnam VT High Yield Fund            54.08%

       Putnam VT International
     Growth Fund                                54.88%

    Putnam VT International
     Growth and Income Fund                     58.25%

    Putnam VT International
     New Opportunities Fund                     59.38%

    Putnam VT Money Market Fund                 46.20%

    Putnam VT New
     Opportunities Fund                          5.76%

    Putnam VT New Value Fund                    60.60%

    Putnam VT U.S. Government
     and High Quality Bond Fund                 30.41%

    Putnam VT Utilities Growth
     and Income Fund                            43.39%

    Putnam VT Vista Fund                        58.59%

    Putnam VT Voyager Fund                  48.53%

(2) ITT Hartford Life

    and Annuity
Percentage of
    Insurance Company          Fund                       shares
owned of record



(b) Putnam Capital Manager Trust
    Separate Account VLI

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund             *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                       *

(c) Putnam Capital Manager Trust
    Separate Account VLII

    Putnam VT Diversified
     Income Fund                                 *
    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                          *

(2) ITT Hartford Life

    and Annuity
Percentage of
    Insurance Company                             Fund    shares
owned of record

(c) Putnam Capital Manager Trust
    Separate Account VLII (continued)

       Putnam VT High Yield Fund                     *

    Putnam VT Money
     Market Fund                                     *

    Putnam VT New
     Opportunities Fund                              *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                       *

(d) Putnam Capital Manager Trust
    Variable Life
    Separate Account Five

    Putnam VT Asia Pacific
     Growth Fund                                 *

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT International
     Growth Fund                                 *

    Putnam VT International
     Growth and Income Fund               *


(2) ITT Hartford Life

    and Annuity
Percentage of
    Insurance Company           Fundshares owned of record


(d) Putnam Capital Manager Trust
    Variable Life
    Separate Account Five (continued)

       Putnam VT International
     New Opportunities Fund                          *

    Putnam VT Money
     Market Fund                                     *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT New Value Fund                     *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Vista Fund                         *

    Putnam VT Voyager Fund                       *

(e) Putnam Capital Manager Trust
    Separate Account Six

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                       *

(2) ITT Hartford Life

    and Annuity
Percentage of
    Insurance Company           Fund                  shares
owned of record

(g) Putnam Capital Manager Trust
    Separate Account VLUL

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global
     Growth Fund                                 *

    Putnam VT Growth and
     Income Fund                          *

    Putnam VT High Yield Fund                    *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality Bond Fund                  *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                           *

Issuer and name
of Separate Account

(3) ReliaStar Life
Percentage of
    Insurance Company         Fund                        shares
owned of record

(a) Putnam Variable Trust
    Select Life    I

    Putnam VT Diversified
     Income Fund                      1.12%

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                *

(b) Putnam Variable Trust
    Select Life II

    Putnam VT Asia Pacific
     Growth Fund                      1.12%

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                       *

(c) Putnam Variable Trust
    Select Life III

    Putnam VT Asia Pacific
     Growth Fund                                 *

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Growth and
     Income Fund                                     *


(3) ReliaStar Life
Percentage of
    Insurance Company             Fund                    shares
owned of record

(c) Putnam Variable Trust
    Select Life III (continued)

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT Utilities
     Growth and Income Fund                      *

    Putnam VT Voyager Fund                *

(d) Putnam Variable Trust
       Survivorship Flexible
    Premium Variable Life (SVUL I)

    Putnam VT Asia Pacific
     Growth Fund                          *

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Growth and
     Income Fund                                     *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT Utilities
         Growth         and Income Fund          *

    Putnam VT Voyager Fund                       *

(e) Putnam Variable Trust
    ReliaStar Select Annuity    II

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Growth and
     Income Fund                          *

    Putnam VT Utilities Growth
     and Income Fund                             *

    Putnam VT Voyager Fund                       *

   (3) ReliaStar Life                      Percentage of
            Insurance Company  Fund        shares owned of record

   (f)     Putnam Variable Trust
       ReliaStar Select     Annuity    III

    Putnam VT Asia Pacific
     Growth Fund                             2.86%

    Putnam VT Diversified
     Income Fund                      1.72%

    Putnam VT Growth and
     Income Fund                                 *

       Putnam VT New
        Opportunities Fund                  87.71%

       Putnam VT Utilities Growth
     and Income Fund                             1.03%

    Putnam VT Voyager Fund                       1.32%

(4) ReliaStar Life
Percentage of
            Insurance Company    Fund                     shares
owned of record
       of New York

(a) Putnam Variable Trust
       ReliaStar Select Life New York

    Putnam VT Diversified
     Income Fund                                     *

    Putnam VT Growth and
     Income Fund                                     *

    Putnam VT Voyager
     Fund                                            *



(5) American Enterprise
    Life Insurance Company

(a) American Enterprise
    Variable Annuity Account

    Putnam VT Diversified
     Income Fund                                     *

    Putnam VT Growth and
     Income Fund                                     *



(5) American Enterprise
Percentage of
    Life Insurance Company   Fund                         shares
owned of record

(a)     American Enterprise
    Variable Annuity Account (continued)



    Putnam VT Global Growth
     Fund                                            *

    Putnam VT High Yield Fund                        *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT Voyager Fund                       *


   (b) American Enterprise
    American Centurion Life

    Putnam VT Diversified Income Fund                *

    Putnam VT Global Growth and Income
     Fund                                            *

    Putnam VT High Yield Fund                        *

    Putnam VT New
     Opportunities Fund                              *

    Putnam VT Voyager Fund                           *

(6)     Investors Life

    Insurance Company of
Percentage of
    North America                                 Fund    shares
owned of record

    Putnam Variable Trust
    CIGNA Separate
    Account I
    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT Money
     Market Fund                                 *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Voyager Fund                *

Issuer and name of
Separate Account

   (7)     Paragon Life
Percentage of shares
    Insurance Company                 Fund
owned of record as

(a) Putnam Variable Trust
    Paragon Variable Life

       Putnam VT Asia Pacific Growth Fund            *

    Putnam VT Diversified
     Income Fund                                 *

    Putnam VT Global Asset
     Allocation Fund                             *

    Putnam VT Global         Growth Fund         *

    Putnam VT Growth and
     Income Fund                                 *

    Putnam VT High Yield Fund                    *

    Putnam VT Money Market Fund                  *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Utilities
     Growth and Income Fund                      *

    Putnam VT Voyager Fund                       *

(b) Putnam Variable Trust
    Paragon Variable Life
    Multi-Manager

    Putnam VT High Yield Fund                    *

    Putnam VT New
     Opportunities Fund                          *

    Putnam VT U.S. Government
     and High Quality
     Bond Fund                                   *

    Putnam VT Voyager Fund                       *

Issuer and name of
Separate Account

   (8)     IDS Life
Percentage of shares
    Insurance Company                 Fund
owned of record as

(a)    IDS Life     Variable
       Account 10
    Putnam VT New
     Opportunities Fund               1.68%

   (b) IDS Life of New York
    Flexible         Portfolio
        Annuity    Account
    Putnam VT New
     Opportunities Fund                          *

   (c) IDS Life     Variable
    Life    Separate Account
    Putnam VT New
     Opportunities Fund                          *

   (d) IDS Life of New
       York Account 8
    Putnam VT New
     Opportunities Fund                              *

(9) Cova Financial Life
Percentage of shares
    Insurance Company                 Fund
owned of record as

(a) Variable Annuity
    Account One

    Putnam VT Growth and Income Fund                 *

    Putnam VT International Growth Fund              *

    Putnam VT International
     New Opportunities Fund                          *

    Putnam VT New Value Fund                         *

    Putnam VT Vista Fund                             *

(b) Variable Annuity
    Account Five

    Putnam VT Growth and
     Income Fund                                     *

    Putnam VT International
     Growth Fund                                     *


Issuer and name of
Separate Account

(9) Cova Financial Life
Percentage of shares
    Insurance Company                 Fund
owned of record as

(b) Variable Annuity
    Account Five (continued)

    Putnam VT International
     New Opportunities Fund                          *

    Putnam VT New Value Fund                         *

    Putnam VT Vista Fund                         *


*Less than 1/10th of 1%.

The address for the separate accounts listed in (1) and (2) above is:
P.O. Box 2099, Hartford, CT  06140-2999.  The address for the separate
account listed in (3) above is: 20 Washington Avenue South, Minneapolis, MN 55401. The address for the separate account listed in (4) above is:  80 S. Eighth Street, Minneapolis, MN 55440.
The
address for the separate account listed in (5) above is: Austin Centre, 701 Brazos Street, Austin, TX 78701. The address for the separate account listed in (6) above is: 100 South Brentwood, St.
Louis, MO 63105.  The address for the separate account listed in
(7)
above is:  IDS Tower 10, Minneapolis, MN 55440.

Each of the insurance companies issuing the separate accounts listed above have agreed to vote their shares in proportion to and in the manner instructed by contract and policy owners. By virtue of the foregoing, each of these insurance companies, or any of them together, may be deemed to be a controlling person of each of the funds.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than could be purchased by the investor individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam
Family,
with nearly $182 billion in assets in over 9 million shareholder
accounts at December 31,    1997    .  An affiliate, The Putnam
Advisory Company, Inc., manages domestic and foreign
institutional
accounts and mutual funds, including the accounts of many Fortune
500
companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking
and fiduciary powers.  At December 31,    1997    , Putnam
Management
and its affiliates managed nearly $181 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan Companies,
Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of a fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the Trust and Putnam
Management
dated October 2, 1987, as supplemented March 2, 1990, and as further
supplemented February 27, 1992, July 9, 1993, April 5, 1994, June
2,
1994, April 7, 1995, July 13, 1995, July 11, 1996 and as further
supplemented, December 20, 1996, February    6    , 1998 subject
to
such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and clerical services
(including determination of the net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the Trust's portfolio securities. Putnam Management may place the Trust's portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the Trust and other clients.
In so doing, Putnam Management may cause a fund to pay greater brokerage commissions than it might otherwise pay.

The compensation payable to Putnam Management under the Management
Contract for its investment management services to the funds is paid quarterly at the following annual rates of each fund's average net assets, as determined at the close of each business day during the quarter:

        Fund                                   Rate

Putnam VT International New              1.20% of the first $500
  Opportunities Fund                     million of average net
                                         assets, 1.10% of the
next
                                         $500 million, 1.05% of
the
                                         next $500 million, 1.00%
of
                                         the next $5 billion,
0.975%
                                         of the next $5 billion,
                                         0.955% of the next $5
                                         billion, 0.94% of the
next
                                         $5 billion, and 0.93% of
any
                                         excess thereafter

Putnam VT Asia Pacific Growth Fund,      0.80% of the first $500
Putnam VT International Growth Fund, and million of average net
Putnam VT International Growth and       assets, 0.70% of the
Income Fund                              next $500 million, 0.65%
of
                                         the next $500 million,
0.60%
                                         of the next $5 billion,
                                         0.575% of the next $5
                                         billion, 0.555% of the
next
                                         $5 billion, 0.54% of the
                                         next $5 billion, and
0.53%
                                         of any excess
thereafter.

Putnam VT Diversified Income Fund,       0.70% of the first $500
Putnam VT Global Asset Allocation Fund,  million of average
Putnam VT    Health Sciences     Fund, Putnam               net
assets, 0.60% of
   VT High Yield     Fund, Putnam VT New the next $500 million,
   Opportunities     Fund, Putnam VT    New         0.55% of the
next
                                                    $500
   Value Fund, Putnam VT OTC & Emerging million, 0.50% of the Growth Fund, Putnam VT Utilities Growth next $5 billion,
0.475%
and Income Fund, and Putnam VT    Voyager
of the next $5
billion,    Fund                                    0.455% of the
next $5
  billion, 0.44% of the
  next $5 billion and
  0.43% of any excess
  thereafter.

Putnam VT Growth and Income Fund,        0.65% of the first $500
   Putnam VT Investors Fund, Putnam      million of average net
VT The George Putnam Fund of Boston,     assets, 0.55% of the
Putnam VT U.S. Government and High          next $500
million   ,             Quality Bond Fund, and Putnam
VT              0.50% of the next $500    Vista
Fund                                     million, 0.45% of the
                                         next $5 billion, 0.425%
                                         of the next $5 billion,
                                         0.405% of the next $5
                                         billion, 0.39% of the
                                         next $5 billion and
                                         0.38% of any excess
                                         thereafter.



Putnam VT Global Growth Fund             0.60% of average net
assets.

Putnam VT Money Market Fund              0.45% of the first $500
                                         million of average net
                                         assets, 0.35% of the
next
                                         $500 million, 0.30% of
the
                                         next $500 million, 0.25%
of
                                         the next $5 billion,
0.225%
                                         of the next $5 billion,
                                         0.205% of the next $5
                                         billion, 0.19% of the
next
                                         $5 billion and 0.18% of
any
                                         excess thereafter.



The Trust pays affiliates of Putnam Management additional amounts for investor servicing and custody services.

In addition to the fee paid to Putnam Management, the Trust reimburses
Putnam Management for the compensation and related expenses of certain officers of the funds and certain persons who assist them in carrying out the responsibilities of their offices. During fiscal 1996, the
Trust reimbursed Putnam Management $192,769 in this regard, including
$170,800 in contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for the benefit of such officers and their assistants. The Trust may also pay or reimburse Putnam Management for all or a part of the compensation and related expenses of one or more other officers of the Trust and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. Currently the Trust is reimbursing Putnam Management for the compensation and related expenses of the Senior Vice President and the Clerk of the
Trust. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees. Putnam Management pays all other salaries of officers of the Trust. The Trust pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays any cost of typesetting for its prospectuses and any cost of printing and mailing prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the Trust or to any shareholder of the
Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management. The Management Contract may be terminated as to the Trust or as to any fund without penalty by vote of the Trustees or the shareholders of one or more Funds affected, or by Putnam Management, on 30 days' written notice. It may be amended with respect to a fund only by a vote of the shareholders of that fund.
The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect as to any fund only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders of that fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam
Management or any fund. In each of the foregoing cases, the vote of the shareholders of any fund is the affirmative vote of a "majority of the outstanding voting securities" of such fund as defined in the Investment Company Act of 1940. The continuation of the Contract as to all funds was unanimously approved by the Trustees, including those
Trustees who are not "interested persons," on January 5, 1996.
Putnam
Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that a fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

Management fees

                                              Reflecting a
                                              reduction in the
                                              following amounts
                                              pursuant to an
Fund               Fiscal      Management     expense
name               year        fee paid       limitation
----               ------      ----------     -----------------

Putnam VT Asia
 Pacific Growth       1997    $1,076,596
 Fund                 1996      $681,628
                      1995+      $67,583      $40,348



Putnam VT Diversified
 Income Fund          1997    $3,811,378
                      1996    $2,766,551
                      1995    $1,741,950

Putnam VT Global
 Asset Allocation
 Fund                 1997    $5,755,350
                      1996    $4,262,397
                      1995    $3,253,739

Putnam VT Global
 Growth Fund          1997    $9,366,376
                      1996    $6,444,626
                      1995    $4,329,841

Putnam VT Growth
 and Income Fund      1997   $34,012,687
                      1996   $21,454,942
                      1995   $13,096,405

Putnam VT High
 Yield Fund           1997    $5,842,951
                      1996    $4,142,115
                      1995    $2,909,080

Putnam VT International
  Growth Fund         1997   *        $608,193     $55,502
                      1996           N/A
                      1995           N/A

Putnam VT International
  Growth & Income
  Fund                1997   *        $871,531
                      1996           N/A
                      1995           N/A

Putnam VT International
  New Opportunities   1997   *        $893,002     $206,574
  Fund                1996           N/A
                      1995           N/A

Putnam VT Money
 Market Fund          1997    $2,090,282
                      1996    $1,689,370
                      1995    $1,061,046

Putnam VT New
 Opportunities Fund   1997   $12,267,574
                      1996    $7,144,796
                      1995    $1,618,748




Putnam VT New
  Value Fund          1997   *        $757,486
                      1996           N/A
                      1995           N/A

Putnam VT U.S.
Government and High
 Quality Bond Fund    1997    $4,731,739
                      1996    $4,628,688
                      1995    $4,133,901

Putnam VT Utilities
 Growth and Income
 Fund                 1997    $4,703,343
                      1996    $3,753,576
                      1995    $2,666,363


Putnam VT Vista Fund  1997   *        $600,249
                      1996           N/A
                      1995           N/A


Putnam VT Voyager
 Fund                 1997   $21,134,308
                      1996   $15,143,788
                      1995    $8,864,927

+   Commencement of operations May 1, 1995
   *                           Commencement of operations January
2, 1997

Portfolio Transactions

Investment decisions.  Investment decisions for each of the funds
and
for the other investment advisory clients of Putnam Management and its
affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular
client
involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are
selling the security.   In some instances, one client may sell a
particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up.
In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive "brokerage and research services"
(as defined in the Securities Exchange Act of 1934, as amended
(the
"1934 Act")) from broker-dealers that execute portfolio
transactions
for the clients of such advisers and from third parties with which
these broker-dealers have arrangements.   Consistent with this
practice, Putnam Management receives brokerage and research
services
and other similar services from many broker-dealers with which
Putnam
Management places the funds' portfolio transactions and from third
parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's
managers and analysts.   Where the services referred to above are
not
used exclusively by Putnam Management for research purposes, Putnam
Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients
(including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for each fund and buys and sells investments for each fund through a substantial number of brokers and dealers.
In so
doing, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind each fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management
Contract, Putnam Management may cause a fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the
1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other agency transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause a fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the Trust to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly,
Putnam Management will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of a fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for each fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the
Trust (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Fund                      Fiscal       Brokerage
name                                   year   commissions
----                                   ------ -----------

Putnam VT Asia
 Pacific Growth
 Fund (Commencement       1997        $679,699
 of operations            1996        $829,577
 May 1, 1995)             1995        $205,198

Putnam VT Diversified
 Income Fund              1997         $32,813
                          1996         $11,983
                          1995         $14,676

Putnam VT Global Asset
 Allocation Fund          1997   $1,043,014
                          1996        $908,217
                          1995        $797,004

Putnam VT Global
 Growth Fund              1997      $8,339,967
                          1996      $3,111,557
                          1995      $2,275,831

Putnam VT Growth and
 Income Fund              1997      $8,609,589
                          1996      $5,056,587
                          1995      $3,637,703

Putnam VT High
 Yield Fund               1997      $9,384
                          1996         $14,940
                          1995         $11,800

Putnam VT International
  Growth Fund             1997        $553,235
                          1996             N/A
                          1995             N/A


Putnam VT International
  Growth & Income Fund    1997        $659,464
                          1996             N/A
                          1995             N/A

Putnam VT International
  New Opportunities
  Fund                    1997        $733,380
                          1996             N/A
                          1995             N/A


Putnam VT Money
 Market Fund              1997              $0
                          1996              $0
                          1995              $0

Putnam VT New
 Opportunities Fund
(Commencement of
 operations
 May 2, 1994)             1997      $2,268,158
                          1996      $1,584,684
                          1995        $312,487

Putnam VT New
  Value Fund              1997    $292,442
                          1996             N/A
                          1995             N/A

Putnam VT U.S. Government
 and High Quality
 Bond Fund                1997     $85,584
                          1996         $23,582
                          1995          $2,880

Putnam VT Utilities
 Growth and Income Fund   1997    $785,994
                          1996        $898,263
                          1995        $938,350

Putnam VT Vista Fund      1997        $174,221
                          1996             N/A
                          1995             N/A

Putnam VT Voyager Fund    1997      $3,624,594
                          1996      $3,380,235
                          1995      $2,171,392


Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the Trust, which are continuously offered, and shares of the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

Investor servicing agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust
Company
("PFTC"), is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality
Tested Service Seal in 1990, 1991, 1992, 1993, 1994 and 1995.
Over
10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for the highest scores, with two other mutual fund companies in all categories.

The Trust paid    $12,166,403     in gross fees to PFTC for its
investor servicing and custody services during fiscal 1997. The Trust made no payments to PFTC for out-of-pocket expenses related to the investor servicing agent's function for the year. For a description of the custodial services provided by PFTC, see "Custodian" below.

Putnam Fiduciary Trust Company is also investor servicing agent for the other Putnam funds and receives fees from each of those funds for its services.

INVESTMENT PERFORMANCE OF THE TRUST

Standard Performance Measures

Yield and total return data for the funds may from time to time be
presented in the prospectus, this SAI and advertisements.     In
the
case of funds with more than one class of shares, all performance
information is calculated separately for each class.      The
data is
calculated as follows.


Total return for the    one-, five- and ten year periods (or for
such
shorter periods as the fund has been in operation or shares of the
relevant class have been outstanding)     is determined by
calculating
the actual dollar amount of investment return on a $1,000
investment
in a fund at the beginning of the period,    at net asset value
for
class IA and IB shares     and then calculating the annual
compounded
rate of return which would produce that amount.  Total return for
a
period of one year is equal to the actual return of a fund during that
period.     Total return calculations assume deduction of the
fund's
maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

A fund's yield is presented for a specified thirty-day period
(the
"base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses accrued for that period,
and (ii) dividing that amount by the product of (A) the average daily
number of shares of the fund outstanding during the base period
and
entitled to receive dividends and (B) the per share net asset value
   for class IA and IB shares     of the fund on the last day of
the
base period. The result is annualized on a compounding basis to determine the fund's yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMAs, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.
The
amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

Putnam VT Money Market Fund's yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the fund over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). The fund's effective yield represents a compounding of the fund's yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

At times, Putnam Management may reduce its compensation or assume expenses of a fund in order to reduce that fund's expenses. The
annual per share amount of any such    fee     reduction or
assumption
of expenses    during the fund's past ten fiscal years (or for
the
life of the fund, if shorter) is set forth in the footnotes
to     the
table entitled "Financial highlights" in the class IA    and
class IB
prospectuses.      Any such    fee reduction     or assumption of
expenses would increase a fund's yield and total return    for
periods
including     the period of the    fee reduction     or
assumption.
The table below presents yield and total return performance information for the class IA shares for the period ended December 31,
1997.  For funds that have been in existence for more than one year,
average annual total return information is shown. For funds in existence for a year or less, cumulative total return information (from the period of the fund's inception through December 31,
1997)
   is     shown.  All data is based on past performance and does
not
predict future results. No class IB shares were outstanding during these periods.

                                     Total Return
                           -----------------------------
Putnam VT Fund    Yield*  1 year       5 years Life of fund


Asia Pacific        N/A   -14.66%     N/A   -1.81%

Diversified Income   8.19%            7.38   N/A       7.50

Global Asset
 Allocation        2.55    19.67     14.60% 12.11

Global Growth       N/A    14.33     15.24  10.63

Growth and Income  1.82    24.15     18.86  16.65

High Yield         9.12    14.34     12.57  11.49

International
 Growth & Income   1.33     N/A       N/A   19.43

International
 Growth             N/A     N/A       N/A   16.13

International
 New Opportunities  N/A     N/A       N/A   -0.10

Money Market       5.34     5.22      4.47   5.50

New Opportunities   N/A    23.29      N/A   22.86

New Value           N/A     N/A       N/A   17.60

U.S. Government and
 High Quality Bond   5.56             8.64   7.60     8.73

Utilities
 Growth and Income 3.09    27.10     15.26  14.72

Vista               N/A     N/A       N/A   23.21

Voyager             N/A    26.51     19.25  18.08

* Cumulative performance

* Information shown for all funds except Putnam VT Money Market
Fund
represents 30-day yield.  Information shown for Putnam VT Money
Market
Fund represents 7-day yield.

See the prospectus for the inception date of each fund.  The foregoing
performance information reflects an expense limitation applicable to
Putnam VT High Yield Fund for fiscal 1988, Putnam VT Utilities
Growth
and Income Fund for fiscal 1992, Putnam VT New Opportunities Fund for
fiscal 1994    ,     Putnam VT Asia Pacific Growth Fund for
fiscal
1995,    and     Putnam VT International Growth Fund, Putnam VT
International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam New Value Fund and Putnam VT Vista Fund for fiscal 1997. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable under their variable annuity contracts.
These charges and expenses are not reflected in the funds' performance and would reduce an investor's return under the annuity contract.

DETERMINATION OF NET ASSET VALUE

The Trust values the shares of each fund daily on each day the New
York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's
Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and
Christmas. The Trust determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by a fund are priced as of the close of trading at 4:10
p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by a fund are priced as of their close of trading at 4:15 p.m.

Putnam VT Money Market fund. The valuation of the fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected either in the computation of net asset value of the fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the fund must maintain a dollar-weighted average portfolio maturity of 397 days or less, purchase only instruments having remaining maturities of 90 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using readily available market quotations.

Since the net income of the fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at
$1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the fund in the shareholder's account on the first day of the next month (or, if that day is not a business day, on the next business day). It is expected that the fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the fund determined at any time is a negative amount, the fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend
(either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the fund.

Other Funds. Each of the other funds determines net asset value as follows: Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Putnam
Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter) the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. If any securities held by a fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign
securities)
is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange.  Occasionally, events affecting the value of such
securities may occur between such times and the close of the
Exchange
which will not be reflected in the computation of the funds' net asset
values.  If events materially affecting the values of such
securities
occur during such period, then these securities will be valued at their fair value following procedures approved by the
Trustees.     In
addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan with respect to class
IB
shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the
Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The class IB plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund. The class IB plan may terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of a fund, as the case may be.

Putnam Mutual Funds pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus.
Service
fees are paid quarterly to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of
(i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

SUSPENSION OF REDEMPTIONS

The Trust may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the New York Stock
Exchange is closed for other than customary weekends or holidays, or except, if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the
Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the
Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of that fund.
Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

CUSTODIAN

Putnam Fiduciary Trust Company ("PFTC") is the custodian of the Trust's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments. PFTC and any subcustodians employed by it have a lien on the securities of each fund (to the extent permitted by the Trust's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the Trust for the benefit of that fund. The
Trust expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of any fund or decides which securities a fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The Trust may from time to time pay custodial expenses in full or in part through the placement by Putnam
Management of the Trust's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The Trust pays PFTC an annual fee based on each fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review
of various Securities and Exchange Commission filings.  The
Report of
Independent Accountants and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 1997
filed electronically on    February 27    , 1998 (File No.
811-5346),
are incorporated by reference into this SAI.

The financial statements for the fiscal year ended December 31,
1997
incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.



                             PUTNAM VARIABLE TRUST

                                   FORM N-lA
                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)  Index to Financial Statements and Supporting Schedules:

    (1)  Financial Statements:

              Statements of assets and liabilities --December
              31, 1997 (a).
              Statements of operations -- year ended December
              31, 1997 (a).
              Statement of changes in net assets -- years ended December 31, 1997 and December 31, 1996 (a). Financial highlights (a) (b).
              Notes to financial statements (a).

         (2)  Supporting Schedules:

              Schedule I - Portfolios of investments
              owned -- December 31, 1997 (a).
                            Schedules II through IX omitted
because the
                            required matter is not present.

              (a) Included in Part B.
              (b) Included in Part A.
---------------

    (b)  Exhibits:

         1. Agreement and Declaration of Trust dated September 24, 1987, as revised January 1, 1997 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
         2. By-Laws, as amended through January 30, 1997 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
         3.   Not applicable.
         4a.  Not applicable
         4b. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights --Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
         4c. Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
         5. Management Contract, dated October 2, 1987, as supplemented March 2, 1990, as further supplemented February 27, 1992, July 9, 1993, April 5, 1994, June 2, 1994, April 7, 1995, July
              13, 1995, July 11, 1996, December 20, 1996 and
              February    6    , 1998 -- Exhibit 1.
         6a. Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
         6b. Form of Specimen Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
         6c. Form of Specimen Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
         7.   Not applicable.
         8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
         9. Investor Servicing Agreement, dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
         10. Opinion of Ropes & Gray, including consent -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
         11.  Not applicable.
         12.  Not applicable.
         13. Investment Letters from The Putnam Management Company, Inc. to the Registrant --Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
         14.  Not applicable.
         15a. Class IB Distribution Plan and Agreement --
              Incorporated by reference to Post-Effective
              Amendment No. 15 to the Registrant's Registration
              Statement.
         15b. Form of Specimen Dealer Service Agreement --
              Incorporated by reference to Post-Effective
              Amendment No. 15 to the Registrant's Registration
              Statement.
         16.  Schedules for computation of performance
              quotations -- Exhibit 2.
         17a. Financial Data Schedule -- PVT Asia Pacific
  Growth
              Fund --    Exhibit 3    .
         17b. Financial Data Schedule -- PVT Diversified Income
              Fund --    Exhibit 4    .
         17c. Financial Data Schedule -- PVT Global Asset

              Allocation Fund --    Exhibit 5    .
         17d. Financial Data Schedule -- PVT Global Growth Fund
               --     Exhibit 6    .
         17e. Financial Data Schedule -- PVT Growth and Income
              Fund --    Exhibit 7    .
         17f. Financial Data Schedule -- PVT High Yield Fund --
                 Exhibit 8    .
         17g. Financial Data Schedule -- PVT International
              Growth Fund --    Exhibit 9    .
         17h. Financial Data Schedule -- PVT International
              Growth and Income Fund --    Exhibit 10    .
         17i. Financial Data Schedule -- PVT International New
              Opportunities Fund --    Exhibit 11    .
         17j. Financial Data Schedule -- PVT Money Market Fund -
              -    Exhibit 12    .
         17m. Financial Data Schedule -- PVT New Opportunities

              Fund --    Exhibit 13    .
         17m. Financial Data Schedule -- PVT New Value Fund --
                 Exhibit 14    .
         17n. Financial Data Schedule -- PVT U.S. Government and

              High Quality Bond Fund --   Exhibit 15    .
         17o. Financial Data Schedule -- PVT Utilities Growth
              and Income Fund --    Exhibit 16    .
         17p. Financial Data Schedule -- PVT Vista Fund --

                 Exhibit 17    .
         17p. Financial Data Schedule -- PVT Voyager Fund --
                 Exhibit 18    .
         18.  Rule 18f-3(d) Plan -- Incorporated by reference to
              Post-Effective Amendment No. 15 to the
              Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

    None.

Item 26. Number of Holders of Securities

    As of    March     31, 1998 there were 30 shareholders of
the Registrant's Class IA shares of beneficial interest.  No
Class IB
shares were outstanding as of that date.

Item 27. Indemnification

    The information required by this item is incorporated by reference to the Registrant's Initial Registration Statement on Form
N-1A under the Investment Company Act of 1940 (File No.
33-17486).

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

Name                      Non-Putnam business and other
    connections

Michael J. Abata          Prior to May, 1997, Assistant
Assistant Vice President    Alliance Capital Management Corp.,
                            1345 Avenue of the Americas, New
                            York, NY 10020

Nikesh Arora              Prior to April, 1997, Chief Financial
Vice President              Officer, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02110

Michael Arends            Prior to May, 1997, Managing Director,
Senior Vice President       Equities, Phoenix Duff & Phelps, 56
                            Prospect St., Hartford, CT 06101

Michael J. Atkin          Prior to July, 1997, Director of
Senior Vice President       Latin America, Institute of
                            International Finance, 2000
                            Pennsylvania Avenue, Washington,
                            D.C. 20006

Rowland T. Bankes         Prior to July, 1997, Senior Fixed-
Vice President              Income Trader, Jennison Associates
                            Capital Corp., One Financial Center,
                            Boston, MA 02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

Geoffrey C. Blaisdell     Prior to October, 1997, Vice President
Senior Vice President       Blackrock Financial, 345 Park
                            Avenue, New York, NY 10010

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Jeffrey M. Bray           Prior to October, 1997, Analyst,
Vice President              Lehman Brothers, 3 World Financial
                            Center, New York, NY 10285

Ronald J. Bukovak         Prior to October, 1997, Senior Manager
Vice President              Valuation, Price Waterhouse, 200 E.
                            Randolph Drive, Chicago, IL 60601

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Jack P. Chang             Prior to July, 1997, Vice President
Vice President              Columbia Management Company, 1300
                            S.W. 6th Ave., Portland, OR 97207

Mary Claire Chase         Prior to January, 1997, Director of
Vice President              Staff Development, Arthur D. Little
                            Co., 25 Acorn Park, Cambridge, MA
                            02140

James E. Corning          Prior to October, 1996, Assistant Vice
Assistant Vice President    President of Plan Investments at
                            State Street Bank & Trust, 1776
                            Heritage Dr., Quincy, MA 02171

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Kevin M. Cronin           Prior February, 1997, Vice President
Senior Vice President       and Portfolio Manager, MFS
                            Investment Management, 500 Boylston
                            St., Boston, MA 02117

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

William J. Curtin         Prior to August, 1996, Managing
Managing Director           Director, Chief Global Fixed-Income
                            Strategist, Lehman Brothers, 3 World
                            Financial Center, New York, NY 10285

Sean G. Daly              Prior to March, 1997, Assistant
Assistant Vice President    Vice President-Corporate Accounting,
                            Fleet Financial Group, 111
                            Westminster St., Providence, RI
                            02903

Michael W. Davis          Prior to August, 1997, Technical
Vice President              Finance Consultant, Bank of America
                            Mortgage, 50 California St., San
                            Francisco, CA 94111; Prior to
                            January, 1996, Consultant, Martin
                            Davis and Associates, 33215
                            Sandpiper Rd., Freemont, CA 94555

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Martha A. Donovan         Prior to July, 1996, Assistant
Vice President              Treasurer, CBS Inc., 51 W. 52nd St.,
                            New York, NY 10020

Nathan Eigerman           Prior to July, 1996, Quantitative
Assistant Vice President    Analyst, Fidelity Management &
                            Research, 82 Devonshire St., Boston,
                            MA 02110

Irene M. Esteves          Prior to January, 1997, Vice
Managing Director           President, Miller Brewing Co., 3939
                            West Highland Blvd. Milwaukee, WI.
                            53201

Ian C. Ferguson           Prior to April, 1996, Chief
Senior Managing Director    Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Brian J. Fullerton        Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Donnalee Guerin           Prior to September, 1996, Corporate
Assistant Vice President  Service Manager, Haemonetics Corp.,
                          400 Wood Rd., Braintree, MA  02184.

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President     Foundation, 630 West 168th St., New
                          York, NY 10032

James B. Haines           Prior to February, 1997, Associate,
Assistant Vice President  Benefits Department, Ropes & Gray,
                          One International Place, Boston, MA
                          02110

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President     Manager, Allstate Insurance, 3075
                          Sanders Road, Northbrook, IL 60062

Mary S. Hapij             Prior to March, 1997, Research
Assistant Vice President  Library Manager, Pioneering
                          Management Corp., 60 State Street,
                          Boston, MA 02109; Prior to January,
                          1996, Information Resource Center
                          Manager, Copley Real Estate
                          Advisers, 399 Boylston St., Boston,
                          MA 02116

Nigel P. Hart             Prior to October, 1997, Senior Vice
Vice President            President and Portfolio Manager,
                          Investment Advisers, 3700 First Bank
                          Place, Minneapolis, MN 55402

Thomas R. Haslett         Prior to December, 1996, Managing
Managing Director         Director and Senior Portfolio
                          Manager, Montgomery Asset
                          Management, LTD, 101 California St.,
                          San Franscisco, CA 94111

Timothy E. Hawkins        Prior to September, 1997, Investment
Vice President            Officer, Liberty Mutual, 175
                          Berkeley St., Boston, MA 02116

Daniel E. Herbert         Prior to April, 1996, Vice President
Vice President            and Analyst, Keystone Group, Inc.,
                          200 Berkeley St., Boston, MA 02116

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President            Analyst, Driehaus Capital
                          Management, Inc., 25 East Erie St.,
                          Chicago, IL 60610

Jerome J. Jacobs          Prior to September, 1996, Head of
Managing Director         Municipal Bond Group, Vanguard
                          Group Investments, 100 Vanguard
                          Blvd., Malvern, PA 19482

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President     Director, Lombard Odier, 13
                          Southampton Place, London, England,
                          WC1

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director         Infirmary, 243 Charles St., Boston,
                          MA 02114

Matthew W. Keenan         Prior to December, 1996, Copy Editor,
Vice President            The Boston Globe, 135 Morrisey
                          Blvd., Boston, MA 02107

Catherine Kennedy         Prior to September, 1997, Principal
Vice President            Morgan Stanley, 1585 Broadway, New
                          York, NY 10036

Jeffrey K. Kerrigan       Prior to June, 1997, Vice President,
Assistant Vice President  Fleet Investments, 75 State St.,
                          Boston, MA 02109

David R. King             Prior to October, 1997, Vice President
Vice President            Massachusetts Financial Services,
                          500 Boylston St., Boston, MA

Deborah F. Kuenstner      Prior to March, 1997, Senior Portfolio
Senior Vice President     Manager, DuPont Pension Fund
                          Investment, 1 Right Parkway,
                          Wilmington, DE 19850

Thomas J. Kurey           Prior to August, 1997, Vice President
Vice President            Everen Securities, 77 W. Wacker,
                          Chicago, IL 60601

Kenneth W. Lang           Prior to April, 1997, Vice President,
Vice President            Montgomery Securities, 600
                          Montgomery St., San Francisco, CA
                          94111

Coleman N. Lannum, III    Prior to June, 1997, Director-
Vice President            Investor Relations, Mallinckrodt,
                          Inc., 7733 Forsyth Blvd., St. Louis,
                          MO 63105

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director       Inc., 1221 Avenue of the Americas,
and Chief Executive       New York, NY  10020; Board Member,
                          Artery Business Committee, One
                          Beacon Street, Boston, MA 02108;
                          Board of Managers, Investment and
                          Finance Committees, Beth Israel
                          Hospital, 330 Brookline Avenue,
                          Boston, MA 02215; Board of
                          Governors, Executive Committee,
                          Investment Company Institute, 1401
                          H. St., N.W., Suite 1200,
                          Washington, DC 20005; Board of
                          Overseers, Museum of Fine Arts, 465
                          Huntington Ave., Boston, MA 02115;
                          Board Member, Trust for City Hall
                          Plaza, Three Center Plaza, Boston,
                          MA 02108; Board Member, The Vault
                          Coordinating Committee, c/o John
                          Hancock Mutual Life Insurance
                          Company, Law Sector, T-55, P.O. Box
                          111, Boston, MA 02117

Joan M. Leary             Prior to January, 1997, Senior Tax
Assistant Vice President  Manager, KPMG, 99 High St., Boston,
                          MA 02110

Julian W. Lim             Prior to July, 1997, Manager, Fidelity
Assistant Vice President  Management & Research, 82 Devonshire
                          St., Boston, MA 02110

Geirulv Lode              Prior to July, 1997, Vice President
Vice President            Chancellor Lgt. Asset Management,
                          1166 Avenue of the Americas, New
                          York, NY 10036

Diana R. Madonna          Prior to January, 1997, Librarian,
Assistant Vice President  Lipper Analytical Services, Inc.,
                          1380 Lawrence St., Denver CO 80204

Bruce D. Martin           Prior to April, 1997, Vice President,
Vice President            Eaton Vance, 29 Federal St., Boston,
                          MA 02110; Prior to August, 1996,
                          Senior Research Officer, John
                          Hancock Mutual Life Insurance Co.,
                          101 Huntington Ave., Boston, MA
                          02190

Saba Malak                Prior to October, 1997, Consultant,
Vice President            The Boston Consultant, Exchange
                          Place, Boston, MA 02109

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director         of Trust Funds, Hanover, NH 03755;
                          President and Board Member,
                          Hampshire Cooperative Nursery
                          School, Dartmouth College Highway,
                          Hanover, NH 03755

Scott M. Maxwell          Prior to March, 1997, Chief Financial
Managing Director         Officer-Equity Division, Lehman
                          Brothers, 3 World Financial Center,
                          New York, NY 10285

William F. McGue          Member, Advisory Committee, Academy
Managing Director         of Finance, 2 Oliver St., Boston, MA
                          02109

Mary G. McNamee           Prior to December, 1996, Recruitment
Assistant Vice President  Consultant, 171 Walnut St. Boston,
                          MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President            Wellington Management Co., 100
                          Vanguard Blvd., Malvern, PA 19355

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President  140 Clarendon St., Boston, MA 02116

William H. Miller         Prior to October, 1997, Vice
Senior Vice President     President and Asset Portfolio
                          Manager, Delawre Management, One
                          Commerce Square, Philadelphia, PA;
                          Prior to January, 1995, Vice
                          President and Analyst, Janney,
                          Montgomery, Scott, 1801 Market St.,
                          Philadelphia, PA 19104

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President     W. Melrose Avenue, Baltimore, MD
                          21210

Gerard I. Moore           Prior to August, 1997, Vice
Vice President            President/Equity Research, Boston
                          Company Asset Management, One
                          Boston, Place, Boston, MA 02109

Kelly A. Morgan           Prior to September, 1996, Senior Vice
Senior Vice President     President and International
                          Portfolio Manager, Alliance Capital
                          Management, 1345 Avenue of the
                          Americas, New York, NY 10020

David D. Motill           Prior to April, 1996, Indepdendent
Vice President            Consultant, 417 Valley Forge Rd.,
                          Wayne, PA 19087; Prior to July,
                          1995, Senior Investment Analyst, SEI
                          Investments, One Freedom Valley
                          Drive, Oaks, PA 19456

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President  Training and Development, J. Baker,
                          Inc., 555 Turnpike St., Canton, MA
                          02021

Gayle M. O'Connell        Prior to March, 1997, Assistant
Assistant Vice President  Director of Human Resources, ITT
                          Sheraton Corporation, 60 State St.,
                          Boston, MA 02109

Stephen S. Oler           Prior to June, 1997, Vice President,
Senior Vice President     Templeton Investment Counsel, 500 E.
                          Broward Blvd., Ft. Lauderdale, FL
                          33394; Prior to February, 1996,
                          Senior Vice President, Baring Asset
                          Management, 125 High St., Boston, MA
                          02110

Carmel Peters             Prior to April, 1997, Managing
Senior Vice President     Director/Chief Investment Officer,
                          Asia Pacific, Wheelock NatWest
                          Investment Management, Ltd, NatWest
                          Tower, Times Square, Causeway Bay,
                          Hong Kong, China; Prior to February,
                          1996, Chief Investment Officer, Asia
                          Pacific, Rothschild Asset Management
                          Asia Pacific, Hong Kong, Alexandra
                          House, Central Hong Kong, China

William Perry             Prior to September, 1997, Senior
Senior Vice President     Trader, Fidelity Management &
                          Research, 82 Devonshire St., Boston,
                          MA 02110

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President            School, 17 Brimmer St., Boston, MA
                          02108

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President  Committee, 99 Garden St., Cambridge,
                          MA; Trustee, Anatolia College and
                          The American College of
                          Thessaloniki, 555 10 Pycea,
                          Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director     Funds Corp.; Director, The Boston
                          Company, Inc., One Boston Place,
                          Boston, MA 02108; Director, Boston
                          Safe Deposit and Trust Company, One
                          Boston Place, Boston, MA 02108;
                          Director, Freeport-McMoRan, Inc.,
                          200 Park Avenue, New York, NY 10166;
                          Director, General Mills, Inc., 9200
                          Wayzata Boulevard, Minneapolis, MN
                          55440; Director, Houghton Mifflin
                          Company, One Beacon Street, Boston,
                          MA 02108; Director, Marsh & McLennan
                          Companies, Inc., 1221 Avenue of the
                          Americas, New York, NY 10020;
                          Director, Rockefeller Group, Inc.,
                          1230 Avenue of the Americas, New
                          York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President     St., Hanover, NH 03755

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President            Principal, Scudder, Stevens & Clark,
                          2 International Place, Boston, MA
                          02110

Paul A. Rokosz            Prior to November, 1996, Analyst,
Vice President            Kemper Financial Services, 120 S.
                          Casalle St., Chicago, IL 60606

Michael V. Salm           Prior to November, 1997, Mortgage
Vice President            Analyst, Blackrock Financial
                          Management, 345 Park Ave., New York,
                          NY 10010; Prior to May, 1996,
                          Trader, Nomura Securities, 2 World
                          Financial Center, New York, NY 10048

Robert J. Schoen          Prior to June, 1997, Sole Proprietor,
Assistant Vice President  Schoen Timing Strategies, 315 E.
                          21st St., New York, NY 10010

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director         Epping Rd., Reydon, Essex CM19 5RD;
                          Director, DSI Management (Neja)
                          Ltd., Epping Rd., Reydon, Essex CM19
                          5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President     Partnership, 4900 Fayetteville, Rd.,
                          Raleigh, NC 27611

Mitchell D. Schultz       Prior to September, 1996, Vice
Senior Vice President     President, Human Resources, The Walt
                          Disney Co., 500 South Buena Vista
                          St., Burbank, CA  91510

Edward Shadek, Jr.        Prior to March, 1997, Portfolio
Vice President            Manager, Newhold Asset Management,
                          950 Haverford Rd., Bryn Mawr, PA
                          19010

Gordon H. Silver          Trustee, Wang Center for the
Managing Director         Performing Arts, 270 Tremont St.,
                          Boston, MA 02116

Erin J. Spatz             Prior to May, 1996, Vice
Vice President            President, Pioneering Management
                          Organization, 60 State St., Boston,
                          MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director  Madison St., Chicago, IL 60602;
                          Trustee, Babson College, One College
                          Drive, Wellesley, MA 02157; Prior to
                          December, 1994, Managing
                          Director/Retirement, Lehman
                          Brothers, Inc., 200 Vesey St., World
                          Financial Center, New York, NY 10285

Christopher A. Spurlock   Prior to May, 1997, Sales Trader,
Vice President            J.P. Morgan, 60 Wall St., New York,
                          NY; Prior to March, 1996, Equity
                          Trader, Pioneer Group, 60 State St.,
                          Boston, MA 02109

Michael P. Stack          Prior to November, 1997, Senior
Senior Vice President     Vice President and Portfolio
                          Manager, Independence Investment
                          Associates, 53 State St., Boston, MA
                          02109

Casey Strumpf             Prior to January, 1997, Director, Blue
Senior Vice President     Cross and Blue Shield, 100 Summer
                          St., Boston, MA 02110

Maryann Sullivan          Prior to August, 1996, Unit Manager,
Assistant Vice President  First Data Services,  4400 Computer
                          Dr., Westboro, MA 01581

Heidi A. Tuchen           Prior to December 1996, Vice President
Assistant Vice President  and Credit Officer, Fleet Financial
                          Group, 75 State St.,  Boston, MA
                          02109

Scott G. Vierra           Prior to September, 1997, Staffing
Vice President            Lead, Cisco Systems, 250 Apollo
                          Drive, Chelmsford, MA 01824

David L. Waldman          Prior to June, 1997, Senior Portfolio
Managing Director         Manager, Lazard Feres Asset
                          Management, 30 Rockefeller Center,
                          New York, NY 10112

Paul C. Warren            Prior to May, 1997, Director
Senior Vice President     IDS Fund Management, LT, One Pacific
                          Place, Squuensway, Hong Kong, China

Eric Wetlaufer            Prior to November, 1997, Managing
Managing Director         Director and Portfolio Manager,
                          Cadence Capital Management, Exchange
                          Place, Boston, MA 02109

Burton Wilson             Prior to March, 1997, Associate
Assistant Vice President  Investments-Banking, Robertson
                          Stephens & Co., 555 California St.,
                          Suite 2600, San Francisco, CA 94104

Michael R. Yogg           Prior to November, 1996, Portfolio
Senior Vice President     Manager, State Street Research &
                          Management, One Financial Center,
                          Boston, MA 02111

Scott D. Zaleski          Prior to May, 1997, Investment Officer
Assistant Vice President  State Street Bank & Trust, 1776
                          Heritage Dr., Quincy, MA 02171;
                          Prior to September, 1996, Investment
                          Associate Fidelity Investments, 82
                          Devonshire St., Boston, MA 02109

Michael P. Zeller         Prior to July, 1997, Sales Manager,
Vice President            NYNEX Information Resources, 35
                          Village Rd., Middleton, MA 01949

William E. Zieff          Prior to December, 1996, Global Asset
Managing Director         Allocation, Granthham, Mayo, Van
                          Otterloo & Co., 40 Rowes Wharf,
                          Boston, MA 02110

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b)  The directors and officers of the Registrant's principal underwriter are listed below.  The principal business address of each person is One Post Office
Square, Boston, MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Vice President                               None
Frank Albanese             Vice President                               None
Christopher A. Alders      Senior Vice President                        None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Jeanne Antill              Assistant Vice President                     None
Margaret Andrews           Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Senior Vice President                        None
Christian E. Aymond        Vice President                               None
Suzanne J. Battit          Vice President                               None
Steven M. Beatty           Senior Vice President                        None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Assistant Vice President                     None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Senior Vice President                        None
Linwood E. Bradford, Jr.   Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Mary Ann Brennan           Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brockman           Vice President                               None
Timothy K. Brown           Senior Vice President                        None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Senior Vice President                        None
David M. Casey             Vice President                               None
James R. Castle, Jr.       Vice President                               None
Mary Clare Chase           Vice President                               None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
Richard B. Clark           Senior Vice President                        None
Mary Clermont              Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Senior Vice President                        None
Clare D. Connelly          Assistant Vice President                     None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Senior Vice President                        None
Michele A. Cranston        Assistant Vice President                     None
Chad H. Cristo             Vice President                               None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Sean G. Daly               Assistant Vice President                     None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Vice President                               None
Teresa F. Dennehy          Vice President                               None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Deirdre E. Duffy           Senior Vice President                        None
Emily J. Durbin            Vice President                               None
David B. Edlin             Managing Director                            None
Gail A. Eisenkraft         Managing Director                            None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Irene M. Esteves           Director and Managing Director               None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Senior Vice President                        None
C. Nancy Fisher            Managing Director                            None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Judy S. Gates              Senior Vice President                        None
Joseph P. Gennaco          Senior Vice President                        None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Carol J. Gould             Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Vice President                               None
Daniel W. Greenwood        Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
Donnalee Guerin            Assistant Vice President                     None
Salvatore P. Guerra        Assistant Vice President                     None
James B. Haines            Assistant Vice President                     None
Debra Hall                 Assistant Vice President                     None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Senior Vice President                        None
Meghan C. Hannigan         Assistant Vice President                     None
John D. Harbeck            Vice President                               None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Dennis P. Hearns           Senior Vice President                        None
Gayle A. Hedstrom          Assistant Vice President                     None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
James Hickey               Vice President                               None
Bess J.M. Hochstein        Senior Vice President                        None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Managing Director and Controller             None
Dwight D. Jacobsen         Managing Director                            None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
Brian J. Kelley            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Anne Kinsman               Assistant Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Senior Vice President                        None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Vice President                               None
James D. Lathrop           Senior Vice President                        None
Joan M. Leary              Assistant Vice President                     None
Charles C. Ledbetter       Vice President                               None
Margaret Leipsitz          Assistant Vice President                     None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Senior Vice President                        None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Vice President                               None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Gregory T. Long            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Kevin Lucey                Assistant Vice President                     None
Robert F. Lucey            Director                                     None
Robert F. Lyons            Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Leslie Mannix              Senior Vice President                        None
Frederick S. Marius        Vice President                               None
Karen A. McCafferty        Vice President                               None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Brian McCracken            Assistant Vice President                     None
Bruce A. McCutcheon        Vice President                               None
Daniel E. McDermott        Assistant Vice President                     None
Mark J. McKenna            Senior Vice President                        None
Mary G. McNamee            Assistant Vice President                     None
Claye A. Metelmann         Vice President                               None
Eric D. Milgroom           Assistant Vice President                     None
Bart D. Miller             Senior Vice President                        None
Janis E. Miller            Managing Director                            None
Jeffery M. Miller          Managing Director                            None
Ronald K. Mills            Vice President                               None
Matthew P. Mintzer         Senior Vice President                        None
Kimberly A. Monahan        Vice President                               None
Paul R. Moody              Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Jean Moses                 Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Vice President                               None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
Amy Jane Newell            Vice President                               None
John P. Nickodemus         Vice President                               None
Gail A. Nickse             Assistant Vice President                     None
Kristen P. O'Brien         Senior Vice President                        None
Lois C. O'Brien            Vice President                               None
Nancy E. O'Brien           Vice President                               None
Gayle M. O'Connell         Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Dale M. Pelletier          Vice President                               None
Samuel W. Perry            Vice President                               None
Jennifer H. Peterson       Assistant Vice President                     None
Kate Peterson              Assistant Vice President                     None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jeffrey P. Pollock         Vice President                               None
Margaret J. Portorski      Assitant Vice President                      None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
Kimberly Raynor            Vice President                               None
W. Frank Richardson        Vice President                               None
George A. Rio              Senior Vice President                        None
Kris Rodammer              Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Vice President                               None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Vice President                               None
Karl W. Saur               Vice President                               None
Michael Scanlon            Vice President                               None
Shannon D. Schofield       Vice President                               None
Mitchell D. Schultz        Managing Director                            None
Curt A. Schultzberg        Assistant Vice President                     None
Christine A. Scordato      Senior Vice President                        None
Joseph W. Scott            Assistant Vice President                     None
Elizabeth R. Segers        Senior Vice President                        None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
Terence B. Shea            Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Robert J. Shull, II        Vice President                               None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Stuart C. Smith            Assistant Vice President                     None
Peter J. Southard          Vice President                               None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
J. Bradely Stillwagon      Vice President                               None
Casey Strumpf              Senior Vice President                        None
Brian L. Sullivan          Senior Vice President                        None
Elaine M. Sullivan         Vice President                               None
Guy Sullivan               Senior Vice President                        None
Kevin J. Sullivan          Vice President                               None
Maryann Sullivan           Assistant Vice President                     None
Moira Sullivan             Vice President                               None
George C. Sutherland       Vice President                               None
Maureen C. Tallon          Vice President                               None
B. Iris Tanner             Assistant Vice President                     None
April M. Tavares           Assistant Vice President                     None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Tracy A. Thomas            Assistant Vice President                     None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice President                     None
Douglas J. Vander Linde    Senior Vice President                        None
John R. Verani             Senior Vice President                   Vice President
Rajeshiri Vora             Vice President                               None
Mitchell J. Waters         Vice President                               None
Karen Waystack             Assistant Vice President                     None
Dierdre West-Smith         Assistant Vice President                     None
Brian Whalen               Vice President                               None
Edward F. Whalen           Senior Vice President                        None
Peter R. Wheeler           Senior Vice President                        None
J. Gregg Whitaker          Vice President                               None
J. Bennett White           Vice President                               None
Robert A. Williams         Vice President                               None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Senior Vice President                        None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Managing Director                            None
Michael P. Zeller          Vice President                               None
Laura J. Zografos          Vice President                               None



Item 30. Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam
Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of
PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is
One Post Office Square, Boston, Massachusetts 02109.

Item 31. Management Services

    None.

Item 32. Undertakings

    The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                       CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in the
   Prospectuses and the     Statement of Additional Information
constituting parts of this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 33-17486) (the
"Registration Statement") of our report dated    February 13    ,
1998, relating to the financial statements and financial
highlights
appearing in the December 31, 1997 Annual Report of Putnam
Variable
Trust, which financial statements and financial highlights are also
incorporated by reference into the Registration Statement.  We also
consent to the reference to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional
Information    and under the headings "Financial highlights" in
such
Prospectuses    .



PRICE WATERHOUSE LLP
Boston, Massachusetts
   April 28    , 1998

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the
Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam Variable Trust, hereby severally constitute and appoint George Putnam, Charles E. Porter,
Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John
W.
Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on
Form N-1A of the Putnam Variable Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
---------------------             Trustee
November 6, 1997
Paul L. Joskow

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam Variable Trust, hereby severally constitute and appoint George Putnam, Charles E. Porter,
Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John
W.
Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on
Form N-1A of the Putnam Variable Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
-----------------------      Trustee          November 6, 1997
John H. Mullin, III

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933
and
the Investment Company Act of 1940, the Registrant has
   certifies
that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and     duly caused this Amendment to its
Registration
Statement to be signed on its behalf by the undersigned,
thereunto
duly authorized, in the City of Boston, and The Commonwealth of
Massachusetts, on the    30th     day of    April    , 1998.

              PUTNAM VARIABLE TRUST

              By: Gordon H. Silver, Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable
Trust
has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title

George Putnam               President and Chairman of the Board;
                            Principal Executive Officer; Trustee

John D. Hughes              Senior Vice President; Treasurer and
                            Principal Financial Officer

Paul G. Bucuvalas           Assistant Treasurer and Principal
                            Accounting Officer

Jameson Adkins Baxter       Trustee

Hans H. Estin               Trustee

John A. Hill                Trustee

Ronald J. Jackson           Trustee

Paul L. Joskow              Trustee

Elizabeth T. Kennan         Trustee

Lawrence J. Lasser          Trustee

John H. Mullin, III         Trustee

Robert E. Patterson         Trustee

Donald S. Perkins           Trustee

William F. Pounds           Trustee

George Putnam, III          Trustee

A.J.C. Smith                Trustee

W. Thomas Stephens          Trustee

W. Nicholas Thorndike       Trustee


                            By:  Gordon H. Silver,
                                 as Attorney-in-Fact
                                    April 30    , 1998